UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6114

American Performance Funds

(Exact name of registrant as specified in charter)

BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 765-7085

Date of fiscal year end: 8/31/06

Date of reporting period: 5/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

AMERICAN PERFORMANCE FUNDS

U.S. Treasury Fund

Schedule of Portfolio Investments

(Unaudited)	May 31, 2006

Principal Amount	Security Description	Value
Repurchase Agreements (100.3%):
20,000,000	Bear Stearns Cos., Inc., 4.87%, 6/1/06 (Purchased on 5/31/06, proceeds at maturity $20,002,706, collateralized by U.S. Treasury Securities (0.00% - 9.25%), (7/6/06 - 5/15/18), fair value $20,550,981)	20,000,000
130,000,000	Deutsche Bank, 4.89%, 6/1/06 (Purchased on 5/31/06, proceeds at maturity $130,017,658, collateralized by U.S. Treasury Securities (0.00% - 7.63%), (8/17/06 - 11/15/22), fair value $132,745,204)	130,000,000
141,579,169	JP Morgan Chase & Co., 4.85%, 6/1/06 (Purchased on 5/31/06, proceeds at maturity $141,598,243, collateralized by U.S. Treasury Notes (4.63% - 4.88%), (3/31/08 - 5/31/11), fair value $144,413,050)	141,579,169
150,000,000	Merrill Lynch & Co., Inc., 4.96%, 6/1/06 (Purchased on 5/31/06, proceeds at maturity $150,020,667, collateralized by U.S. Government Securities (0.00% - 10.00%), (3/15/07 - 5/20/36), fair value $153,000,567)	150,000,000
140,000,000	Morgan Stanley Dean Witter & Co., 4.88%, 6/1/06 (Purchased on 5/31/06, proceeds at maturity $140,018,978, collateralized by U.S. Treasury Inflation Index, 3.38%, 1/15/07, fair value $142,800,827)	140,000,000
135,000,000	SG Cowen, 4.87%, 6/1/06 (Purchased on 5/31/06, proceeds at maturity $135,018,263, collateralized by U.S. Treasury Note, 2.88%, 11/30/06, fair value $137,700,177)	135,000,000
140,000,000	UBS Warburg, 4.95%, 6/1/06 (Purchased on 5/31/06, proceeds at maturity $140,019,250, collateralized by U.S. Government Securities (0.35% - 7.23%), (10/17/22 - 1/16/46), fair value $142,802,866)	140,000,000

Total Repurchase Agreements (Amortized Cost $856,579,169)		856,579,169

Total Investments (Amortized Cost $856,579,169) (a) - 100.3%		856,579,169
Liabilities in excess of other assets - (0.3)%		(2,977,904)

NET ASSETS - 100.0%		853,601,265

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Institutional U.S. Treasury Fund

Schedule of Portfolio Investments

(Unaudited)	May 31, 2006

Principal Amount	Security Description	Value
Repurchase Agreements (100.4%):
10,000,000	Bear Stearns Cos., Inc., 4.87%, 6/1/06 (Purchased on 5/31/06, proceeds at maturity $10,001,353, collateralized by U.S. Treasury Securities (0.00% - 9.25%), (7/6/06 - 5/15/18), fair value $10,275,490)	10,000,000
50,000,000	Deutsche Bank, 4.89%, 6/1/06 (Purchased on 5/31/06, proceeds at maturity $50,006,792, collateralized by U.S. Treasury Securities (0.00% - 7.63%), (8/17/06 - 11/15/22), fair value $51,055,848)	50,000,000
40,045,432	JP Morgan Chase & Co., 4.85%, 6/1/06 (Purchased on 5/31/06, proceeds at maturity $40,050,827, collateralized by U.S. Treasury Notes (4.63% - 4.88%), (3/31/08 - 5/31/11), fair value $40,846,990)	40,045,432
50,000,000	Merrill Lynch & Co., Inc., 4.96%, 6/1/06 (Purchased on 5/31/06, proceeds at maturity $50,006,889, collateralized by U.S. Government Securities (0.00% - 10.00%), (3/15/07 - 5/20/36), fair value $51,000,189)	50,000,000
50,000,000	Morgan Stanley Dean Witter & Co., 4.88%, 6/1/06 (Purchased on 5/31/06, proceeds at maturity $50,006,778, collateralized by U.S. Treasury Inflation Index, 3.38%, 1/15/07, fair value $51,000,295)	50,000,000
45,000,000	SG Cowen, 4.87%, 6/1/06 (Purchased on 5/31/06, proceeds at maturity $45,006,088, collateralized by U.S. Treasury Note, 2.88%, 11/30/06, fair value $45,900,059)	45,000,000
50,000,000	UBS Warburg, 4.95%, 6/1/06 (Purchased on 5/31/06, proceeds at maturity $50,006,875, collateralized by U.S. Government Securities (0.35% - 7.23%), (10/17/22 - 1/16/46), fair value $51,001,024)	50,000,000

Total Repurchase Agreements		295,045,432

Total Investments (Cost $295,045,432) (a) - 100.4%		295,045,432
Liabilities in excess of other assets - (0.4)%		(1,101,943)

NET ASSETS - 100.0%		293,943,489

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Cash Management Fund
Schedule of Portfolio Investments	May 31, 2006
(Unaudited)

Principal Amount	Security Description	Value
Certificates of Deposit (5.8%):
Banking (5.8%):
10,000,000	Barclays Bank, 5.02%*, 6/21/06	9,999,957
10,000,000	Calyon NY, 4.92%, 6/13/06	10,000,000
10,000,000	Fortis Funding, 4.93%, 7/3/06	10,000,000
10,000,000	Rabobank Nederland, 5.04%, 7/17/06	10,000,000

Total Certificates of Deposit (Cost $39,999,957)		39,999,957

Commercial Paper** (27.8%):
Banking (9.5%):
15,000,000	Abbey National, 0.00%, 6/9/06	14,983,367
10,000,000	ABN Amro Bank, 4.23%, 6/19/06	9,975,050
20,000,000	Nordea NA, 5.09%, 7/5/06	19,905,743
20,000,000	UBS Finance, 0.00%, 7/24/06	19,851,453

		64,715,613

Diversified Manufacturing (4.4%):
10,000,000	General Electric Capital Corp., 5.02%, 6/26/06	9,965,347
20,000,000	Siemens Capital Corp., 4.49%, 6/30/06	19,919,928

		29,885,275

Financial Services (8.8%):
10,000,000	AIG Funding, 5.00%, 9/25/06	9,836,311
20,000,000	CBA Delware, 4.86%, 6/14/06	19,965,261
15,000,000	Citigroup Funding, 0.00%, 8/24/06	14,821,150
15,000,000	Dexia Delaware LLC, 5.02%, 6/19/06	14,962,538

		59,585,260

Insurance (0.7%):
5,000,000	ING America Insurance, 4.97%, 6/21/06	4,986,306

Security Brokers & Dealers (4.4%):
15,000,000	Bear Stearns, 0.00%, 6/2/06	14,997,992
15,000,000	Credit Suisse First Boston, 5.10%, 7/25/06	14,886,150

		29,884,142

Total Commercial Paper (Cost $189,056,596)		189,056,596

Corporate Bonds (2.9%):
Banking (1.4%):
10,000,000	HSBC Bank USA, 5.18%*, 12/14/06	10,004,482

Security Brokers & Dealers (1.5%):
10,000,000	Goldman Sachs Group, Inc., 5.06%*, 8/1/06	10,001,251

Total Corporate Bonds (Cost $20,005,733)		20,005,733

U.S. Government Agencies (29.6%):
Fannie Mae (2.7%):
8,605,000	1.75%, 6/16/06	8,594,771
10,000,000	5.04%, 10/25/06	9,798,844

		18,393,615

Federal Farm Credit Bank (4.0%):
27,500,000	4.96%*, 7/25/06	27,500,000

Federal Home Loan Bank (19.8%):
30,000,000	4.77%*, 6/12/06	30,000,000
34,000,000	4.88%*, 6/14/06	33,999,949
20,000,000	4.93%*, 7/21/06	20,000,000
5,000,000	2.35%, 8/14/06	4,975,800
20,000,000	4.92%*, 11/15/06	20,000,000
10,500,000	3.75%, 9/28/06	10,457,214
15,000,000	4.98%*, 5/15/07	15,000,000

		134,432,963

Freddie Mac (3.1%):
1,557,000	3.00%, 6/2/06	1,556,935
4,255,000	2.13%, 6/9/06	4,252,774
10,000,000	5.15%, 4/13/07	10,000,000
5,000,000	5.38%, 6/8/07	5,000,000

		20,809,709

Total U.S. Government Agencies (Cost $201,136,287)		201,136,287

Repurchase Agreements (33.6%):
20,000,000	Bear Stearns Cos., 4.95%, 6/1/06 (Purchased on 5/31/06, proceeds at maturity $20,002,750, collateralized by U.S. Government Agency Securities (0.00% - 7.25%), (8/23/07 - 5/15/30), fair value $21,393,279)	20,000,000
50,000,000	Deutsche Bank, 5.01%, 6/1/06 (Purchased on 5/31/06, proceeds at maturity $50,006,958, collateralized by U.S. Government Agency Securities (4.81%- 6.80%), (9/22/06 - 9/1/15), fair value $51,000,065)	50,000,000
57,655,509	JP Morgan Chase & Co., 4.97%, 6/1/06 (Purchased on 5/31/06, proceeds at maturity $57,663,469, collateralized by U.S. Government Agency Securities 0.00%, (6/1/06 - 11/29/19), fair value $58,810,035)	57,655,509
40,000,000	Morgan Stanley Dean Witter & Co., 5.00%, 6/1/06 (Purchased on 5/31/06, proceeds at maturity $40,005,556, collateralized by U.S. Government Agency Securities (3.27% - 5.25%), (1/26/07 - 8/7/18), fair value $40,801,846)	40,000,000
60,000,000	UBS Warburg, 4.97%, 6/1/06 (Purchased on 5/31/06, proceeds at maturity $60,008,283, collateralized by U.S. Government Agency Securities 0.00%, (6/20/06 - 7/15/12), fair value $61,200,728)	60,000,000

Total Repurchase Agreements (Cost $227,655,509)		227,655,509

Total Investments (Cost $677,854,082) (a) - 100.2%		677,854,082
Liabilities in excess of other assets - (0.2)%		(1,318,876)

NET ASSETS - 100.0%		676,535,206

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
*	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2006. The date presented reflects the next rate change date.
**	Effective yield at purchase.

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Institutional Cash Management Fund
Schedule of Portfolio Investments	May 31, 2006
(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Commercial Paper** (2.2%):
Financial Services (2.2%):
15,000,000	Three Rivers Funding, 5.03%, 6/13/06 (b)	$14,974,950

Total Asset Backed Commercial Paper (Cost $14,974,950)		14,974,950

Certificates of Deposit (10.5%):
Banking (10.5%):
10,000,000	Barclays Bank, 5.02%*, 6/21/06	9,999,957
10,000,000	BNP Paribas, 5.16%, 10/12/06	10,000,716
10,000,000	Calyon NY, 4.92%, 6/13/06	10,000,000
10,000,000	Fortis, 4.93%, 7/3/06	10,000,000
10,000,000	Rabobank Nederland, 5.04%, 7/17/06	10,000,000
15,000,000	Societe Generale, 5.10%, 7/24/06	15,000,000
5,000,000	Wells Fargo Bank, 4.01%, 7/24/06	4,997,546

Total Certificates of Deposit (Cost $69,998,219)		69,998,219

Commercial Paper** (29.4%):
Banking (14.7%):
10,000,000	ABN Amro Bank, 5.01%, 6/19/06	9,975,050
10,000,000	BNP Paribas, 5.14%, 8/17/06	9,891,344
15,000,000	Danske Corp., 5.02%, 6/19/06 (b)	14,962,500
20,000,000	Deutsche Bank Financial, 5.01%, 6/5/06	19,988,889
15,000,000	HBOS Treasury Services, 5.17%, 8/25/06	14,819,375
15,000,000	Lloyds TSB Bank plc, 5.02%, 6/13/06	14,975,025
12,604,000	Scotiabank, 4.96%, 6/30/06 (b)	12,554,148

		97,166,331

Chemicals (2.3%):
15,000,000	BASF, 5.01%, 6/9/06 (b)	14,983,333

Diversified Manufacturing Operations (3.9%):
10,000,000	General Electric Capital Corp., 5.03%, 7/5/06	9,952,778
15,695,000	Total Capital Corp., 5.06%, 7/10/06 (b)	15,609,475

		25,562,253

Financial Services (3.2%):
10,000,000	AIG Funding, 5.06%, 7/6/06	9,951,097
12,000,000	ING Funding, 4.95%, 6/29/06	11,954,267

		36,880,314

Food - Miscellaneous/Diversified (3.0%):
20,000,000	Nestle Capital Corp., 4.99%, 6/26/06 (b)	19,930,972

Security Brokers & Dealers (2.3%):
15,000,000	Merrill Lynch & Co., 5.00%, 6/1/06	15,000,000

Total Commercial Paper (Cost $194,548,253)		194,548,253

Corporate Bonds (1.2%):
Banking (0.7%):
5,000,000	HSBC Bank USA, 5.18%*, 12/14/06	5,002,241

Security Brokers & Dealers (0.5%):
3,890,000	Goldman Sachs Group, Inc., 5.06%*, 8/1/06	3,890,514

Total Corporate Bonds (Cost $8,892,755)		8,892,755

U.S. Government Agencies (18.7%):
Fannie Mae (4.2%):
22,800,000	4.00%, 8/8/06	22,768,407
5,000,000	5.21%**, 9/27/06	4,918,711

		27,687,118

Federal Farm Credit Bank (3.0%):
20,000,000	4.91%*, 6/1/06	20,000,000

Federal Home Loan Bank (10.1%):
1,800,000	4.88%*, 6/14/06	1,800,000
15,000,000	4.93%*, 7/21/06	15,000,000
5,000,000	2.35%, 8/14/06	4,975,800
6,000,000	2.13%, 7/7/06	5,984,801
6,580,000	3.50%, 9/15/06	6,551,399
3,250,000	2.57%, 9/25/06	3,225,316
19,600,000	5.02%*, 2/15/07	19,612,212
10,000,000	4.98%*, 5/15/07	10,000,000

		67,149,528

Freddie Mac (1.4%):
5,000,000	5.15%, 4/13/07	5,000,000
4,000,000	5.38%, 6/8/07	4,000,000

		9,000,000

Total U.S. Government Agencies (Cost $123,836,646)		$123,836,646

Repurchase Agreements (37.7%):
15,000,000	Bear Stearns Cos., 4.95%, 6/1/06 (Purchased on 5/31/06, proceeds at maturity $15,002,063, collateralized by U.S. Government Agency Securities (0.00% - 7.25%), (8/23/07 - 5/15/30), fair value $16,044,959)	15,000,000
70,000,000	Deutsche Bank, 5.01%, 6/1/06 (Purchased on 5/31/06, proceeds at maturity $70,009,742, collateralized by U.S. Government Agency Securities (4.81% - 6.80%), (9/22/06 - 9/1/15), fair value $71,400,091)	70,000,000
44,366,947	JP Morgan Chase & Co., 4.97%, 6/1/06 (Purchased on 5/31/06, proceeds at maturity $44,373,072, collateralized by U.S. Government Agency Securities 0.00%, (6/1/06 - 11/29/19), fair value $45,255,376)	44,366,947
70,000,000	Morgan Stanley Dean Witter & Co., 5.00%, 6/1/06 (Purchased on 5/31/06, proceeds at maturity $70,009,722, collateralized by U.S. Government Agency Securities (3.27% - 5.25%), (1/26/07 - 8/7/18), fair value $71,403,231)	70,000,000
50,000,000	UBS Warburg, 4.97%, 6/1/06 (Purchased on 5/31/06, proceeds at maturity $50,006,903, collateralized by U.S. Government Agency Securities 0.00%, (6/20/06 - 7/15/12), fair value $51,000,607)	50,000,000

Total Repurchase Agreements (Cost $249,366,947)		249,366,947

Total Investments (Cost $661,617,770) (a) - 100.2%		661,617,770
Liabilities in excess of other assets - (0.2)%		(1,290,194)

NET ASSETS - 100.0%		$660,327,576

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended.
*	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2006. The date presented reflects the next rate change date.
**	Effective yield at purchase.

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Institutional Tax-Free Money Market Fund
Schedule of Portfolio Investments	May 31, 2006
(Unaudited)

Shares	Security Description	Value
Municipal Bonds (99.7%):
Alabama (1.8%):
4,800,000	Montgomery Industrial Pollution Control Revenue, 3.57%*, 5/1/21, General Electric	$4,800,000

Colorado (9.9%):
8,500,000	Broomfield Colorado Urban Renewal, 3.49%*, 12/1/30, Enhanced by: LOC	8,500,000
7,000,000	Colorado Educational & Cultural Facilities Student Housing, AMT, 3.47%*, 7/1/37, Enhanced by: LOC	7,000,000
4,475,000	Denver Colorado City & County Airport Revenue, AMT, 3.25%*, 11/15/25, Enhanced by: LOC	4,475,000
7,000,000	University of Colorado Hospital Authority Revenue, 3.23%*, 11/15/35, Enhanced by: LOC	7,000,000

		26,975,000

District of Columbia (2.2%):
5,860,000	District of Columbia Revenue, 3.22%*, 10/1/30, Enhanced by: LOC	5,860,000

Florida (6.6%):
8,000,000	Aluchua County Florida Health Facilities Revenue, 3.59%*, 12/1/12, Enhanced by: LOC	8,000,000
3,000,000	Orange County Florida Housing Financial Authority Multifamily, AMT, 3.29%*, 8/15/35, Enhanced by: LOC	3,000,000
7,000,000	Palm Beach Florida School Districts, 3.40%, 6/15/06, Enhanced by: LOC 18,000,000	7,000,000

		18,000,000

Georgia (11.0%):
5,320,000	Athens-Clarke County University Development Revenue, 3.47%*, 4/1/31, Enhanced by: LOC	5,320,000
7,800,000	Bacon Industrial Building Authority Revenue, AMT, 3.53%*, 9/1/24, Enhanced	7,800,000
	by: LOC
9,800,000	MARTA Georgia, 3.66%*, 9/13/06, Enhanced by: LOC	9,800,000
6,800,000	Richmond County Hospital Authority Revenue, 3.22%*, 1/1/25, Enhanced by: LOC	6,800,000

		29,720,000

Illinois (5.3%):
7,500,000	Educational Facilities Authority Revenue, Elmhurst College, 3.30%*, 3/1/33, Enhanced by: LOC	7,500,000
6,800,000	Quincy Illinois Revenue, Blessing Hospital Project, 3.30%*, 11/15/33, Enhanced by: LOC	6,800,000

		14,300,000

Indiana (7.0%):
7,000,000	Indiana State Financial Authority, 3.20%*, 6/1/35, Enhanced by: LOC	7,000,000
12,000,000	Mount Vernon Pollution Control & Solid Waste Disposal Revenue, 3.57%*, 12/1/14, General Electric	12,000,000

		19,000,000

Kentucky (3.1%):
8,515,000	Jeffersontown Lease Program Revenue, 3.34%*, 3/1/30, Enhanced by: LOC	8,515,000

Massachusetts (1.3%):
3,500,000	Massachusetts Water Resources Authority, 3.50%, 8/1/06, Enhanced by: LOC	3,500,000

Michigan (5.4%):
5,900,000	Detroit Sewer Disposal Revenue, 3.45%*, 7/1/27, Insured by: FSA	5,900,000
6,000,000	Michigan State Hospital Finance Authority Revenue, 3.49%*, 12/1/30, Insured by: AMBAC	6,000,000
2,751,000	Michigan State Strategic Fund, Solid Waste Disposal, Grayling Generating Project, AMT, 3.25%*, 1/1/14, Enhanced by: LOC	2,751,000

		14,651,000

Minnesota (2.6%):
7,000,000	Minneapolis Revenue, Guthrie Theater Project, 3.47%*, 10/1/23, Enhanced by: LOC	7,000,000

Missouri (5.2%):
7,000,000	Missouri State Health & Educational Facilities Authority Educational Facilities Revenue, 3.24%*, 2/1/31, Enhanced by: LOC	7,000,000
7,000,000	Missouri State Highways & Transportation Revenue, 3.20%*, 5/1/15, Enhanced by: LOC	7,000,000

		14,000,000

Montana (3.3%):
9,000,000	Forsyth Montana Pacificorp, 3.62%*, 1/1/18, Enhanced by: LOC	9,000,000

Pennsylvania (7.7%):
10,000,000	Beaver County Pennsylvania Industrial Authority Pollution Control Revenue, 3.59%*, 4/1/41, Enhanced by: LOC	10,000,000
11,000,000	Delaware County Pennsylvania Industrial Authority, 3.65%, 8/17/06, Enhanced by: LOC	11,000,000

		21,000,000

Tennessee (1.8%):
4,000,000	Clarksville Tennessee Public Building Authority Revenue, 3.58%*, 1/1/33, Enhanced by: LOC	4,000,000
1,000,000	Montgomery County Public Building Authority, 3.58%*, 2/1/33, Enhanced by: LOC	1,000,000

		5,000,000

Texas (9.3%):
6,000,000	Bexar County Texas Municipal Water District, 3.40%, 6/15/06, Enhanced by: LOC	6,000,000
6,250,000	Brownsville, Texas Utility, 3.66%, 6/15/06, Enhanced by: LOC	6,250,000
7,000,000	Calhoun County Texas Industrial Development Authority Port Revenue, AMT, 3.29%*, 11/1/15, Enhanced by: LOC	7,000,000
6,000,000	Midlothian Industrial Development Corporate Pollution Control Revenue, 3.22%*, 12/1/09, Enhanced by: LOC	6,000,000

		25,250,000

Vermont (3.0%):
8,000,000	Vermont State, Student Assistance Corporation, Student Loan Revenue, 3.75%*, 1/1/08, Enhanced by: LOC	8,000,000

Virginia (2.2%):
5,995,000	Peninsula Ports Authority, 3.58%, 7/11/06, Enhanced by: LOC	5,995,000

Washington (3.8%):
6,800,000	Washington State Health Care Facilities Authority, National Healthcare Research & Education Revenue, 3.25%*, 1/1/32, Enhanced by: LOC	6,800,000
3,515,000	Washington State Housing Finance Commission Multifamily Revenue, AMT, 3.56%*, 2/1/28, Enhanced by: LOC	3,515,000

		10,315,000

West Virginia (3.0%):
8,000,000	Public Energy Authority Revenue, 3.71%, 9/13/06, Enhanced by: LOC	8,000,000

Wisconsin (4.2%):
10,000,000	State Health & Educational Facilities Authority Revenue, 3.46%*, 8/15/16, Enhanced by: LOC	10,000,000
1,500,000	Wisconsin State Health & Educational Facilities Authority Revenue, 3.47%*, 11/1/30, Enhanced by: LOC	1,500,000

		11,500,000

Total Municipal Bonds		270,381,000

Investment Companies (0.2%):
475,388	Goldman Sachs Tax-Free Fund	475,389
131,127	SEI Tax-Exempt Trust Institutional Money Market Fund, Class A	131,127

Total Investment Companies		606,516

Total Investments (Cost $270,987,516) (a)		$270,987,516
Assets in excess of other liabilities		152,871

NET ASSETS - 100.0%		$271,140,387

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
*	Represents variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2006. The date presented reflects the maturity date.

AMBAC- American Municipal Bond Assurance Corp.

AMT- Alternative Minimum Tax

FSA- Financial Security Assurance

LOC- Line of Credit

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund
Schedule of Portfolio Investments	May 31, 2006
(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds (91.1%):
Alabama (4.8%):
475,000	Birmingham Alabama Refunding & Capital Improvement, GO, Series B, 3.13%, 12/1/08, Insured by: AMBAC	$467,210
450,000	Huntsville Alabama, Water System Revenue, 4.70%, 11/1/13, Callable 11/1/08 @ 101*, Insured by: AMBAC	461,021

		928,231

Arizona (0.1%):
15,000	Phoenix Arizona, GO, Series A, 4.50%, 7/1/16, Callable 7/1/08 @ 101*	15,150

Arkansas (0.2%):
30,000	Fountain Hill School District, Arkansas Ashley County, GO, 3.50%, 6/1/07, Insured by: State Aid	29,953

California (1.1%):
10,000	Forestville California University School District, GO, 5.00%, 8/1/11, Insured by: FSA	10,648
15,000	Metropolitan Water District, Southern California Waterworks Revenue, 5.00%, 7/1/18, Callable 1/1/08 @ 101*	15,473
10,000	Morgan Hill California University School District, GO, 5.00%, 8/1/12, Callable 8/1/11 @ 101*, Insured by: FGIC	10,663
105,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Callable 2/1/08 @ 102*, Insured by: MBIA	107,982
15,000	San Bernardino County California Transportation Authority, Series A, 4.88%, 3/1/10, Callable 3/1/08 @ 101*, Insured by: FSA	15,461
25,000	San Diego California Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Callable 9/2/09 @ 101*, Insured by: AMBAC	25,658
10,000	San Mateo County California Transportation District, 4.75%, 6/1/16, Callable 6/1/08 @ 101*, Insured by: MBIA	10,411
10,000	West Contra Costa California University School District, GO, 5.00%, 8/1/15, Callable 8/1/09 @ 101*, Insured by: FGIC	10,458

		206,754

Florida (0.9%):
25,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Callable 4/1/09 @ 101*, Insured by: MBIA	25,470
120,000	Miami-Dade County Florida Public Facilities Revenue, Jackson Memorial Hospital, 5.00%, 6/1/18, Callable 6/1/08 @ 101*, Insured by: FSA	124,096

20,000	West Palm Beach Florida, Utility System Revenue, 3.50%, 10/1/12, Callable 10/1/10 @ 100*, Insured by: FSA	19,541

		169,107

Georgia (0.2%):
25,000	Coweta County Georgia Development Authority Revenue, 5.13%, 1/1/17, Callable 1/1/10 @ 101*, Insured by: AMBAC	26,430
20,000	Dalton-Whitfield County Georgia Hospital Authority Revenue, 5.25%, 7/1/13, Callable 1/1/07 @ 100*, Insured by: MBIA	20,021

		46,451

Illinois (9.0%):
400,000	Chicago Park District, GO, Series A, 5.25%, 11/15/12, Callable 11/15/08 @ 100*, Insured by: MBIA	412,900
250,000	Illinois Health Facilities Authority Revenue, Series A, 5.50%, 2/15/15, Callable 2/15/11 @ 101*, Insured by: FSA	266,530
285,000	Joliet Illinois Waterworks & Sewage Revenue, Series A, 5.00%, 1/1/14, Callable 1/1/12 @ 100*, Insured by: AMBAC	299,415
215,000	Kane County Illinois School District No. 129 Aurora West Side, GO, Series B, 4.70%, 2/1/15, Callable 2/1/12 @ 100*, Insured by: FGIC	220,981
15,000	University Illinois Certificates, 4.25%, 10/1/09, Insured by: AMBAC	15,199
500,000	Will County School District No. 122, GO, Series B, 5.10%, 11/1/15, Callable 11/1/11 @ 100*, Insured by: FGIC	528,351

		1,743,376

Indiana (0.2%):
10,000	East Chicago Indiana Multiple School Building Corp., 5.40%, 7/15/12, Callable 7/15/08 @ 101*, Insured by: AMBAC	10,405
20,000	Warren Township Indiana School Building Corp., 5.00%, 7/5/14, Callable 7/5/08 @ 101*, Insured by: FSA	20,642

		31,047

Iowa (0.4%):
50,000	Iowa City Sewer Revenue, 4.10%, 7/1/12, Callable 7/1/10 @ 100*, Insured by: FSA	50,391
25,000	Iowa City Water Revenue, 4.75%, 7/1/12, Callable 7/1/08 @ 100*, Insured by: FGIC	25,426

		75,817

Kansas (1.4%):
250,000	University of Kansas Hospital Authority Health Facilities Revenue, 5.70%, 9/1/20, Callable 9/1/09 @ 100*, Insured by: AMBAC	263,010

Kentucky (0.1%):
5,000	Campbell & Kenton Counties Sanitary District Revenue, Series A, 5.00%, 8/1/17, Callable 8/1/11 @ 101*, Insured by: FSA	5,243

10,000	Kentucky State Turnpike Authority Economic Development Road Revenue, 5.15%, 7/1/19, Callable 7/1/11 @ 100*, Insured by: FSA	10,496

		15,739

Louisiana (2.8%):
10,000	Bossier City Louisiana Public Improvement Sales and Use Tax Revenue, 3.65%, 11/1/08, Insured by: AMBAC	9,971
500,000	Louisiana Public Facilities Authority, 5.45%, 2/1/13, Callable 8/1/06 @ 100*, Insured by: AMBAC	507,910
25,000	Orleans Parish Louisiana Parishwide School District, GO, 4.80%, 9/1/09, Callable 3/1/07 @ 100*, Insured by: FGIC	25,015

		542,896

Maine (2.0%):
380,000	Maine Municipal Bond Bank Revenue, Series A, 4.00%, 11/1/15, Callable 11/1/13 @ 100*	376,371

Massachusetts (0.0%):
5,000	Massachusetts State Water Reserve Authority Revenue, Series B, 4.00%, 12/1/18, Callable 12/1/06 @ 100*, Insured by: MBIA	4,899

Michigan (10.3%):
600,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100*, Insured by: Q-SBLF.	630,672
600,000	Michigan State Building Authority Revenue, Series I, 4.75%, 10/15/15, Callable 10/15/09 @ 100*	619,776
400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 10/1/08 @ 100*, Insured by: AMBAC	406,420
25,000	Ottawa County Michigan, GO, 5.05%, 8/1/14, Callable: 8/1/08 @ 100*	25,596
300,000	Taylor Michigan Financing Authority, 4.50%, 5/1/11, Callable 5/1/08 @ 100*. Insured by: FSA	303,987

		1,986,451

Minnesota (0.1%):
10,000	Minneapolis & St. Paul Minnesota Housing & Redevelopment Authority, 4.75%, 11/15/18, Callable 11/15/06 @ 100*, Insured by: AMBAC	10,005

Mississippi (0.3%):
60,000	Mississippi Development Bank, Special Obligation Revenue, Series B, 5.55%, 7/1/16, Callable 7/1/10 @ 100*, Insured by: FSA	63,632

Missouri (0.4%):
10,000	Chesterfield Missouri, GO, 5.00%, 2/15/14, Callable: 2/15/08 @ 100*	10,188
25,000	Missouri State Health & Education Facilities Authority Revenue, Washington University, 5.00%, 6/15/21, Callable 6/15/09 @ 100*	25,665
10,000	Missouri State Health & Educational Facilities Authority Revenue, Rockhurst High School, 4.60%, 6/1/08, Callable 6/1/06 @ 102*, Insured by: Allied Irish Bank	10,006

5,000	St. Joseph Hospital Jackson County Revenue, 7.50%, 6/1/10, Callable 6/1/06 @ 100*, ETM	5,016
5,000	St. Louis Missouri Municipal Finance Corp., 5.40%, 2/15/12, Callable 2/15/07 @ 102*, Insured by: AMBAC	5,106
20,000	Stone County Missouri Reorganization School District No. 4, GO, 4.95%, 3/1/13, Callable 3/1/08 @ 100*, Insured by: State Aid	20,361
10,000	Wentzville Missouri School District No. 4, GO, 4.70%, 3/1/11, Callable 3/1/08 @ 100*, Insured by: FSA	10,175

		86,517

Nebraska (0.0%):
10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13@100*	9,410

New Mexico (1.2%):
235,000	Aztec New Mexico School District, GO, 3.60%, 10/1/10, Insured by: FGIC	233,567

New York (0.2%):
5,000	Farmingdale New York University Free School District, GO, 5.00%, 8/1/06, Insured by: FGIC	5,012
25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: FSA	27,301
5,000	New York State Urban Development Corp. Revenue, Series B, 4.75%, 1/1/28, Callable 1/1/09 @ 101*, ETM	5,181

		37,494

Ohio (0.1%):
10,000	Alliance Ohio Water Works, 5.00%, 11/15/20, Callable 11/15/08 @ 101*, Insured by: MBIA	10,317

Oklahoma (12.4%):
200,000	Edmond Oklahoma Public Works Authority Utility Revenue, 5.60%, 7/1/19, Callable 7/1/09 @ 100*, Insured by: AMBAC	211,030
35,000	Grand River Dam Authority Revenue, 5.75%, 6/1/06, Insured by: FSA	35,002
300,000	Oklahoma City Oklahoma, GO, 3.63%, 3/1/10	298,272
500,000	Oklahoma City Water Utilities Revenue, Series A, 5.00%, 7/1/16, Callable 7/1/09 @ 100*	516,699
50,000	Oklahoma County Independent School District 89, GO, 4.50%, 2/1/09, Insured by: FGIC	51,005
190,000	Oklahoma Development Finance Authority Revenue, 5.63%, 7/1/16, Callable 7/1/06 @ 102*, Insured by: AMBAC	194,074
50,000	Oklahoma State Turnpike Authority, 5.00%, 1/1/15, Callable 1/1/09 @ 100*, Insured by: FGIC	51,387
285,000	Oklahoma University Board of Regents, Series A, 5.50%, 6/1/16, Callable 6/1/11 @ 100*, Insured by: MBIA	306,230

250,000	Tulsa County Oklahoma Independent School District No. 001, GO, 3.00%, 4/1/09, Insured by: FSA	243,620
5,000	Tulsa Oklahoma Industrial Authority Revenue, 6.50%, 4/1/07, Callable 8/7/06 @ 100*, ETM	5,117
150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: MBIA	147,861
335,000	University of Oklahoma Revenue, Tulsa Campus, 3.80%, 1/1/12, Insured by: MBIA	334,993

		2,395,290

Oregon (0.0%):
5,000	Albany Oregon, GO, 4.25%, 3/1/10, Callable 3/1/09 @ 100*, Insured by: FGIC	5,070

Pennsylvania (2.1%):
50,000	Delaware County Pennsylvania, GO, 5.13%, 10/1/13, Callable 10/1/09 @ 100*, ETM	51,958
10,000	Delaware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Callable 11/15/06 @ 100*, ETM	9,626
25,000	Downingtown Pennsylvania Area School District, GO, 3.90%, 3/1/10, Callable 3/1/08 @ 100*, Insured by: FGIC	25,058
20,000	Jefferson-Morgan School District, GO, Series A, 4.00%, 10/1/07, Callable 10/1/06 @ 100*, Insured by: FSA	20,017
250,000	Lackawanna County Pennsylvania, GO, Series A, 4.80%, 1/1/13, Callable 1/1/09 @ 100*, Insured by: FGIC	255,014
25,000	Muhlneberg Pennsylvania School District, GO, 4.10%, 2/15/11, Callable 2/15/07 @ 100*, Insured by: FGIC	25,056
25,000	Plumstead Township Pennsylvania, GO, 4.25%, 12/15/12, Callable 12/15/07 @ 100*, Insured by: AMBAC	25,249

		411,978

Puerto Rico (0.0%):
5,000	Puerto Rico Housing Financial Authority Revenue, 2.00%, 12/1/06, Insured by: HUD	4,944

Rhode Island (0.3%):
60,000	Providence Rhode Island, GO, 5.45%, 1/15/10, Callable 1/15/07 @ 101*, Insured by: FSA	61,201

Tennessee (0.4%):
25,000	Jackson Tennessee Hospital Revenue, 5.50%, 4/1/10, Callable 4/1/07 @ 102*, Insured by: AMBAC	25,281
50,000	Tennessee State, GO, 5.25%, 5/1/13, Callable 5/1/07 @ 101.5*	51,472

		76,753

Texas (31.2%):
275,000	Allen Texas Independent School District, GO, 3.00%, 2/15/10, Insured by: PSF-GTD	264,778
25,000	Austin Texas, GO, 5.00%, 8/1/12, Callable 8/1/07 @ 100*, Insured by: PSF-GTD	25,392
50,000	Bay City Texas Independent School District, GO, 4.80%, 2/15/14, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	50,928

30,000	Baytown Texas, GO, 4.75%, 2/1/11, Callable 8/1/08 @ 100*	30,509
275,000	Brazos River Authority Revenue, 5.13%, 5/1/19, Callable 5/1/08 @ 102*, Insured by: AMBAC	284,862
75,000	Clear Brook City Texas Municipal Utilities District, 5.13%, 2/1/26, Callable 2/1/11 @ 100*, Insured by: FGIC	76,930
95,000	Conroe Texas Independent School District, GO, 4.90%, 2/15/17, Callable: 2/15/08 @ 100*, Insured by: PSF-GTD	96,419
55,000	Conroe Texas Independent School District, GO, 4.90%, 2/15/17, Callable: 2/15/08 @ 100*, Insured by: PSF-GTD	56,112
525,000	Corpus Christi Texas Independent School District, 3.20%, 8/15/10, Insured by: PSF-GTD	510,016
100,000	Corpus Christi Texas Utilities System Revenue, 3.00%, 7/15/09, Insured by: FSA	96,969
100,000	Corpus Christi Texas Utilities System Revenue, 3.00%, 7/15/10, Insured by: FSA	95,934
100,000	Corpus Christi Texas Utilities System Revenue, 4.00%, 7/15/11, Insured by: FSA	100,771
500,000	Dallas Texas Independent School District, GO, 4.50%, 8/15/14, Callable 8/15/09 @ 100*, Insured by: PSF-GTD	506,600
165,000	Del Rio Texas, GO, Series B, 4.50%, 7/1/16, Callable 7/1/12 @ 100*, Insured by: AMBAC	167,186
10,000	Del Valle Texas Independent School District, GO, 5.00%, 2/1/11, Callable 2/1/07 @ 100*, Insured by : PSF-GTD	10,093
135,000	Fort Bend Texas Independent School District, GO, 5.13%, 8/15/22, Callable 8/15/10 @ 100*, Insured by: PSF-GTD	140,277
25,000	Harris County Texas, GO, 5.13%, 8/15/17, Callable 8/15/07 @ 101*, Insured by: MBIA	25,603
100,000	Houston, Texas, GO, 4.75%, 3/1/17, Callable 3/1/09 @ 100*, Insured by: MBIA	101,020
400,000	Houston, Texas, GO, 4.75%, 3/1/17, Callable 3/1/09 @ 100*, Insured by: MBIA	410,792
215,000	Lubbock Texas Independent School District, GO, 4.50%, 2/15/16, Callable 2/15/12 @ 100*, Insured by: PSF-GTD	218,100
40,000	McKinney Texas, GO, 4.70%, 8/15/14, Callable 2/15/09 @ 100*, Insured by: FSA	41,014
25,000	Mesquite Texas Independent School District, GO, 5.00%, 8/15/12, Callable 08/15/07 @ 100*, Insured by: PSF-GTD	25,400

5,000	Mesquite Texas Independent School District, GO, 5.00%, 8/15/12, Callable 08/15/07 @ 100*, Insured by: PSF-GTD	5,068
40,000	Mission Texas Construction Independent School District, GO, 5.00%, 2/15/16, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	40,873
10,000	Montgomery County Texas Municipal Utility District No. 46, GO, 3.00%, 3/1/09, Insured by: FGIC	9,749
10,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100*, Insured by: PSF-GTD	10,320
550,000	Pflugerville Texas, 4.75%, 8/1/20, Callable 8/1/13 @ 100*, Insured by: FGIC	559,322
350,000	Port Arthur Texas Naval District, GO, 4.88%, 3/1/17, Callable 3/1/08 @ 100*, Insured by: AMBAC	352,671
260,000	Port Houston Authority Texas Harris County, GO, Series A, 3.75%, 10/1/11	258,622
50,000	Red River Authority Texas Pollution Control, 5.20%, 7/1/11, Callable 5/16/05 @ 102*, Insured by: AMBAC	51,032
50,000	San Patricio Texas, Municipal Water District, 4.75%, 7/10/13, Callable 7/10/09 @ 100*, Insured by: FSA	51,099
265,000	Texas State, GO, Series B, 5.13%, 10/1/15, Callable: 10/1/08 @ 101*	274,882
100,000	Texas State Public Finance Authority, Series B, 4.80%, 2/1/16, Callable 2/1/09 @ 100*, Insured by: AMBAC	102,756
200,000	Texas State University System, 5.00%, 3/15/20, Callable 3/15/12 @ 100*, Insured by: FSA	207,260
400,000	Tomball Independent School District, GO, 4.75%, 2/15/16, Callable 2/15/09 @ 100*, Insured by: PSF-GTD	407,700
350,000	University of Texas Revenue, 4.38%, 8/15/10, Callable 8/15/07 @ 100*	353,136

		6,020,195

Utah (2.8%):
250,000	Utah State, GO, Series A, 5.00%, 7/1/12, Callable 7/1/08 @ 100*, ETM	256,755
300,000	Washington County Utah School District, GO, 3.00%, 3/1/10, Insured by: SBG 545,250	288,495

		545,250

Washington (3.5%):
300,000	Seattle Drain & Wastewater Revenue, 5.00%, 11/1/17, Callable 11/1/11 @ 100*, Insured by: FGIC	313,326
350,000	Washington State Health Care Facilities Authority Revenue, 5.50%, 11/15/13, Callable 11/15/08 @ 101*, Insured by: AMBAC	365,498

		678,824

West Virginia (1.1%):
10,000	Ohio County West Virginia Building Commission Revenue, 7.00%, 10/1/10, Callable 10/1/06 @ 100*,ETM	9,836
200,000	West Virginia State, Hospital Financial Authority Revenue, Series A, 3.50%, 6/1/10, Insured by: FSA	196,984

		206,820

Wisconsin (1.5%):
20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100*, Insured by: MBIA	19,929
250,000	Milwaukee County Wisconsin, GO, Series A, 5.00%, 10/1/14, Callable 10/1/11 @ 100*	262,930

		282,859

Total Municipal Bonds (Cost $17,361,733)		17,575,378

Investment Companies (2.9%):
564,344	Goldman Sachs Tax-Free Money Market Fund	564,344

Total Investment Companies (Cost $564,344)		564,344

Investments in Affiliates (5.2%):
1,006,559	American Performance Institutional Tax-Free	1,006,559

	Money Market Fund
Total Investments in Affiliates (Cost $1,006,559)		1,006,559

Total Investments (Cost $18,932,636) (a) - 99.2%		19,146,281
Other assets in excess of liabilities - 0.8%		151,483

NET ASSETS - 100.0%		$19,297,764

(a)	Represents cost for financial reporting and federal income tax purposes. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$322,672
Unrealized depreciation	109,027

Net unrealized appreciation	213,645

*	Represents next call date. Additional subsequent call dates and amounts also apply to this security.

AMBAC - American Municipal Bond Assurance Corporation

ETM - Escrowed to Maturity

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

GO - General Obligation Bond

HUD - U.S. Department of Housing and Urban Development

MBIA - Municipal Bond Insurance Association

PSF-GTD - Public School Fund Guaranteed

Q-SBLF - Qualified School Bond Loan Fund

SBG - Savings Bond Guaranteed

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund
Schedule of Portfolio Investments	May 31, 2006
(Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (3.0%):
115,403	ACLC Business Loan Receivables, Series 1998-1, Class A1I, 6.44%, 9/15/19 (b)(c)	$112,013
6,295	ACLC Business Loan Receivables, Series 1998-1, Class A1, 6.44%, 9/15/19 (b)(c)	6,292
1,237,469	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20 (b)(c)	1,187,971
942,173	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21 (b)(c)	906,547
908,336	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (b)(c)	922,293
122,797	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20 (b)(c)	122,754
1,200,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20 (b)(c)	1,173,264
910,069	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10 (b)(c)	924,852
2,100,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13 (b)(c)	2,056,965
100,000	Honda Auto Receivables Owners Trust, Series 2005-4, Class A2, 4.32%, 1/21/08	99,640
43,644	Origen Manufactured Housing, Series 2004-A, Class A2, 3.38%, 8/15/17	42,808
1,414,450	Peachtree Franchise Loan LLC., Series 1999-A, Class A1, 6.68%, 1/15/21 (b)(c)	1,422,178

Total Asset Backed Securities (Cost $8,280,053)		8,977,577

Mortgage Backed Securities (31.5%):
550,000	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A6, 5.75%, 1/25/33	544,776
1,457,009	Banc of America Alternative Loan Trust, Series 2004-4, Class 4A1, 5.75%, 5/25/34	1,427,511
67,787	Banc of America Alternative Loan Trust, Series 2005-5, Class 4A1, 5.00%, 6/25/19	66,001
1,109,269	Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB2, 5.50%, 10/25/34	1,089,833

32,479	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A1A, 7.11%, 11/15/31	32,777
744,708	Banc of America Mortgage Securities, Series 2003-1, Class 2A4, 5.00%, 2/25/18	714,920
978,259	Banc of America Mortgage Securities, Series 2004-2, Class 5A1, 6.50%, 10/25/31	981,539
285,294	Banc of America Mortgage Securities, Series 2003-F, Class 2A1, 3.73%, 7/25/33	277,584
676,426	Banc of America Mortgage Securities, Series 2004-1, Class 5A1, 6.50%, 9/25/33	676,215
449,941	Banc of America Mortgage Securities, Series 2004-2, Class 2A1, 5.25%, 3/25/34	442,014
400,414	Banc of America Mortgage Securities, Series 2004-E, Class 1A1, 3.52%, 6/25/34	392,763
1,031,551	Banc of America Mortgage Securities, Series 2005-2, Class 1A2, 5.50%, 4/25/35	1,014,038
202,196	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 4.56%**, 9/25/34	200,049
48,243	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 5.41%, 7/25/35	47,143
2,053,146	Cendant Mortgage Corp., Series 2003-9, Class 2A2, 4.85%, 11/25/18	1,983,663
112,518	Cendant Mortgage Corp., Series 2003-8, Class 1A2, 5.25%, 10/25/33	111,274
2,217,057	Cendant Mortgage Corp., Series 2003-9, Class 1A6, 5.25%, 11/25/33	2,176,952
496,100	Chase Mortgage Finance Corp., Series 2003-S1, Class 2A1, 5.00%, 2/25/18	492,213
174,676	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	172,034
99,765	Chase Mortgage Finance Corp., Series 2003-S5, Class A4, 5.50%, 6/25/33	96,240
81,390	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A1, 6.00%, 1/25/34	81,250
294,641	Citicorp Mortgage Securities, Inc., Series 2003-4, Class A4, 5.00%, 3/25/18	286,733
64,489	Citicorp Mortgage Securities, Inc., Series 2003-3, Class A4, 5.50%, 3/25/33	64,171
84,961	Citicorp Mortgage Securities, Inc., Series 2003-5, Class 1A1, 5.50%, 4/25/33	84,529

387,941	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A3, 5.00%, 12/25/33	377,651
613,489	Citicorp Mortgage Securities, Inc., Series 2004-3, Class A9, 5.25%, 5/25/34	596,432
2,022,705	Citicorp Mortgage Securities, Inc., Series 2004-8, Class 1A1, 5.50%, 10/25/34	2,003,970
78,473	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 10/25/33	78,494
283,056	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	290,383
20,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 1/17/32	20,508
195,105	Countrywide Alternative Loan Trust, Series 2003-J1, Class 4A1, 6.00%, 10/25/32	190,699
462,144	Countrywide Alternative Loan Trust, Series 2002-12, Class A7, 5.40%, 11/25/32	459,593
31,612	Countrywide Alternative Loan Trust, Series 2004-J2, Class 7A1, 6.00%, 12/25/33	30,901
799,977	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A2, 5.50%, 7/25/34	784,655
240,232	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	241,694
165,860	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1, 6.00%, 2/25/35	165,490
1,680,899	Countrywide Home Loans, Series 2002-19, Class 2A4, 5.50%, 11/25/17	1,632,720
2,370,264	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	2,342,050
13,352	Countrywide Home Loans, Series 2002-32, Class 2A3, 5.00%, 1/25/18	13,304
531,389	Countrywide Home Loans, Series 2002-35, Class 4A3, 5.00%, 2/25/18	523,759
1,218,082	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	1,197,742
200,632	Countrywide Home Loans, Series 2002-32, Class 1A4, 4.50%, 1/25/33	199,258
49,370	Countrywide Home Loans, Series 2002-31, Class A6, 4.50%, 1/25/33	48,842
360,845	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	360,015
24,192	Countrywide Home Loans, Series 2002-39 Class A34, 5.75%, 2/25/33	24,106
248,278	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	244,364
11,808	Countrywide Home Loans, Series 2003-J1, Class 1A7, 5.75%, 3/25/33	11,763

1,147,734	Countrywide Home Loans, Series 2003-14, Class A19, 5.00%, 6/25/33	1,126,143
229,547	Countrywide Home Loans, Series 2003-14,Class A2, 5.50%, 6/25/33	225,973
28,422	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.63%, 9/25/33	28,286
623,721	Countrywide Home Loans, Series 2003-57, Class A1, 5.50%, 1/25/34	620,138
992,309	Countrywide Home Loans, Series 2004-1, Class A6, 5.50%, 2/25/34	986,172
475,194	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.76%, 8/25/34	465,002
326,798	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	325,981
63,685	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 4A1, 5.50%, 11/25/17	62,901
1,258,721	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	1,231,949
334,677	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 5A1, 5.50%, 2/25/19	329,848
275,667	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	278,063
308,900	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	310,339
356,993	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	359,689
626,430	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 4.88%**, 2/25/33	617,408
100,902	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	101,040
137,436	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8 , Class 5A1, 6.50%, 4/25/33	137,362
229,222	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-10, Class 1A1, 5.50%, 5/25/33	226,730
7,815,205	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	7,697,771
631,505	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 7A1, 6.50%, 12/25/33	631,562
518,096	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	512,329
608,595	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 4.73%, ** 11/25/34	596,791

528,468	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-08, Class 1A2, 5.25%, 12/25/34	513,848
30,481	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	29,495
23,593	Credit Suisse First Boston Mortgage Securities Corp., Series 1198-C1, Class A1B, 6.48%, 5/17/40	23,946
6,592	Fannie Mae, Series 1992-20, Class PZ, 7.50%, 2/25/07	6,600
43,779	Fannie Mae, Series 1992-139, Class A, 6.00%, 8/25/07	43,673
7,509	Fannie Mae, Pool # 50660, 7.50%, 11/1/07	7,843
14,937	Fannie Mae, Series 1992-196, Class J, 6.00%, 11/25/07	14,911
32,561	Fannie Mae, Series 1993-191, Class PJ, 6.00%, 10/25/08	32,567
306,388	Fannie Mae, Series 1999-1, Class K, 5.50%, 12/25/08	303,980
11,973	Fannie Mae, Pool # 303057, 7.50%, 10/1/09	12,127
199,671	Fannie Mae, Series 2003-24, Class BA, 4.00%, 4/25/17	191,682
41,197	Fannie Mae, Series 2003-81, Class TB, 4.50%, 9/25/18	37,212
51,066	Fannie Mae, Pool # 91574, 6.23%, 6/1/19	51,531
52,457	Fannie Mae, Series 2002-54, Class MD, 5.50%, 10/25/19	52,277
2,230	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	2,291
249,357	Fannie Mae, Series 1991-165, Class L, 7.50%, 12/25/21	253,973
8,338	Fannie Mae, Series 1992-11, Class E, 8.00%, 12/25/21	8,442
17,413	Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22	17,620
10,294	Fannie Mae, Series 1994-72, Class H, 6.00%, 10/25/22	10,277
8,485	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	8,706
9,647	Fannie Mae, Series 1993-225, Class PG, 6.00%, 12/25/22	9,612
36,078	Fannie Mae, Series 1993-210, Class PL, 6.50%, 4/25/23	36,216
6,555	Fannie Mae, Series 1993-183, Class K, 6.50%, 7/25/23	6,620
221,792	Fannie Mae, Series 1993-255, Class C, 6.55%, 12/25/23	223,312
29,118	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	29,752
16,388	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	16,562
15,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	15,587

194,500	Fannie Mae, Series 2003-33, Class PC, 4.50%, 3/25/27	193,575
30,040	Fannie Mae, Series 2002-82, Class QL, 5.00%, 5/25/27	29,850
133,159	Fannie Mae, Series 1999-1 Class PG, 6.50%, 4/25/28	133,099
5,733	Fannie Mae, Series 2002-36, Class HM, 6.50%, 12/25/29	5,724
249,497	Fannie Mae, 6.14%, 2/1/30, Pool # 556998	253,104
193,251	Fannie Mae, Series 2003-46, Class TC, 6.00%, 5/25/30	193,454
1,921	Fannie Mae, Series 2001-61, Class TD, 6.00%, 7/25/30	1,914
344,183	Fannie Mae, Series 2003-1, Class A, 5.50%, 8/25/30	341,270
101,641	Fannie Mae, Series 2003-120, Class HB, 6.50%, 1/25/31	101,836
70,390	Fannie Mae, Series 2001-53, Class CL, 5.50%, 6/25/31	70,135
154,206	Fannie Mae, Series 2002-63, Class CG, 5.50%, 6/25/31	153,515
10,329	Fannie Mae, Series 2001-W1, Class AF5, 7.52%, 8/25/31	10,290
22,689	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	22,305
18,596	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	17,629
896,565	Fannie Mae, Series 2005-112, Class BL, 6.50%, 12/25/35	896,973
22,660	Fannie Mae, Series 2004-W1, Class 1A3, 4.49%, 11/25/43	22,527
356,167	First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	355,269
149,013	First Horizon Alternative Mortgage Securities, Series 2005-FA1, Class 1A6, 5.50%, 3/25/35	147,407
511,187	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	499,517
291,597	First Horizon Mortgage Pass-Through Trust, Series 2003-1, Class 1A2, 5.50%, 3/25/33	290,337
723,910	First Horizon Mortgage Pass-Through Trust, Series 2003-10, Class 1A2, 5.50%, 1/25/34	720,093
70,756	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 5.34% **, 10/25/35	69,732
148,091	Freddie Mac, 5.00%, 11/1/06, Pool# M90685	145,891
2,550	Freddie Mac, Series 1176, Class H, 8.00%, 12/15/06	2,548
74,179	Freddie Mac, 5.50%, 1/1/07, Pool# M90687	73,611
5,416	Freddie Mac, Series 1258, Class EB, 8.00%, 5/15/07	5,411

172,597	Freddie Mac, 5.00%, 9/1/07, Pool# M90754	170,034
8,644	Freddie Mac, Series 1458, Class K, 7.00%, 1/15/08	8,627
45,341	Freddie Mac, Series 1475, Class K, 7.00%, 2/15/08	45,264
10,000	Freddie Mac, Series 1539, Class PM, 6.50%, 6/15/08	10,028
21,464	Freddie Mac, 8.00%, 12/1/09, Pool # 182015	22,707
75,384	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	76,321
96,392	Freddie Mac, Series 2462, Class HL, 5.50%, 12/15/12	96,198
504,780	Freddie Mac, Series 2573, Class GA, 5.00%, 1/15/13	496,426
32,803	Freddie Mac, Series 2517, Class VL, 5.00%, 5/15/13	32,665
8,755	Freddie Mac, 5.50%, 1/1/14, Pool # E77412	8,618
125,020	Freddie Mac, Series 2752, Class EJ, 4.00%, 2/15/14	114,583
13,563	Freddie Mac, Series 2603, Class TB, 4.00%, 11/15/15	13,513
71,757	Freddie Mac, Series 2497, Class NF, 5.00%, 1/15/16	71,243
7,315	Freddie Mac, Series 2508, Class GL, 5.50%, 2/15/16	7,283
2,055,240	Freddie Mac, Series 2474, Class NE, 5.00%, 7/15/17	2,025,716
78,018	Freddie Mac, Series 2660, Class MH, 3.50%, 5/15/18	77,481
1,325,546	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	1,208,081
7,069	Freddie Mac, Series 2359, Class VD, 6.00%, 5/15/19	7,055
56,266	Freddie Mac, Series 2388, Class VD, 6.00%, 8/15/19	56,394
21,239	Freddie Mac, Series 2764, Class PH, 4.00%, 9/15/19	21,043
149,133	Freddie Mac, Series 33, Class D, 8.00%, 4/15/20	148,874
5,461	Freddie Mac, Series 2835, Class DG, 4.50%, 12/15/20	5,376
14,534	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	14,479
326,029	Freddie Mac, Series 85, Class C, 8.60%, 1/15/21	339,775
29,708	Freddie Mac, Series 2425, Class MD, 6.00%, 2/15/21	29,726
8,181	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	8,150
53,973	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	53,652
35,123	Freddie Mac, Series 2575, Class PG, 4.00%, 10/15/21	35,029
27,501	Freddie Mac, Series 1173, Class E, 6.50%, 11/15/21	27,449

23,975	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	23,923
558,262	Freddie Mac, Series 2478, Class BG, 5.00%, 12/15/21	552,405
215,615	Freddie Mac, Series 2516, Class EC, 5.00%, 2/15/22	211,602
38,112	Freddie Mac, Series 1228, Class M, 5.00%, 3/15/22	38,075
9,584	Freddie Mac, Series 1217, Class I, 7.00%, 3/15/22	9,569
10,388	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	10,383
16,730	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	16,715
13,385	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	13,229
36,082	Freddie Mac, Series 1643, Class E, 6.50%, 5/15/23	36,054
39,504	Freddie Mac, Series 1558, Class D, 6.50%, 7/15/23	39,911
20,599	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	20,734
19,535	Freddie Mac, Series 29, Class J, 7.00%, 9/25/23	19,526
9,816	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	9,843
40,355	Freddie Mac, Series 2957, Class KJ, 4.50%, 10/15/24	39,537
116,868	Freddie Mac, Series 2503, Class JD, 5.50%, 3/15/26	116,662
1,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	1,018
298,327	Freddie Mac, Series 2113, Class QE, 6.00%, 11/15/27	298,900
47,056	Freddie Mac, Series 2061, Class PT, 6.25%, 12/15/27	47,178
340,619	Freddie Mac, Series 2064, Class M, 6.00%, 6/15/28	340,310
160,390	Freddie Mac, Series 2517, Class DC, 5.00%, 5/15/29	159,258
17,027	Freddie Mac, Series 2535, Class PM, 4.25%, 6/15/29	16,960
1,062,106	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	1,029,427
12,000	Freddie Mac, Series 2290, Class LL, 6.50%, 2/15/31	12,230
333,614	Freddie Mac, Series 2523, Class BD, 6.00%, 1/15/32	333,947
5,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	5,047
146,702	Freddie Mac, Series T-60, Class 1A4B, 5.34%, 3/25/44	145,631
700,089	GMAC Mortgage Corporation Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	688,275
84,393	GMAC Mortgage Corporation Loan Trust, Series 2003-J1, Class A8, 4.25%, 3/25/18	83,976

203	Government National Mortgage Assoc., 8.00%, 9/15/06, Pool #11926	204
303	Government National Mortgage Assoc., 8.00%, 10/15/06, Pool #12265	304
234	Government National Mortgage Assoc., 8.00%, 10/15/06, Pool #11931	235
1,477	Government National Mortgage Assoc., 8.00%, 11/15/06, Pool #13173	1,483
992	Government National Mortgage Assoc., 8.00%, 11/15/06, Pool #13379	996
2,033	Government National Mortgage Assoc., 8.00%, 2/15/07, Pool #15008	2,054
2,621	Government National Mortgage Assoc., 8.00%, 8/15/07, Pool #18730	2,648
7,158	Government National Mortgage Assoc., 8.00%, 8/15/07, Pool #19641	7,232
473	Government National Mortgage Assoc., 8.00%, 9/15/07, Pool #19103	478
3,855	Government National Mortgage Assoc., 8.00%, 11/15/07, Pool #20059	3,895
3,119	Government National Mortgage Assoc., 8.00%, 11/15/07, Pool #21277	3,152
3,745	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #14999	3,784
1,601	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #20455	1,617
2,389	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #20866	2,414
4,046	Government National Mortgage Assoc., 8.00%, 2/15/08, Pool #23055	4,123
1,020	Government National Mortgage Assoc., 8.00%, 2/15/08, Pool #22610	1,039
16,547	Government National Mortgage Assoc., 7.00%, 9/15/09, Pool # 380616	17,066
53,953	Government National Mortgage Assoc., Series 2002-67, Class VA, 6.00%, 3/20/13	53,967
21,925	Government National Mortgage Assoc., 5.63%**, 2/20/16, Pool #8103	22,078
42,046	Government National Mortgage Assoc., 5.13%**, 12/20/18, Pool #8437	42,168
12,121	Government National Mortgage Assoc., Series 2002-25, Class B, 6.21%, 3/16/21	12,266
18,238	Government National Mortgage Assoc., 5.13%**, 12/20/21, Pool #8889	18,322
43,618	Government National Mortgage Assoc., 5.38%**, 1/20/23, Pool #8123	43,776

1,500	Government National Mortgage Assoc., 6.50%, 7/15/23, Pool #350795	1,529
1,383	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	1,450
952	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	976
50,257	Government National Mortgage Assoc., 5.38%**, 1/20/25, Pool #8585	50,559
36,971	Government National Mortgage Assoc., 5.38%**, 1/20/25, Pool #8580	37,181
668	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	681
22,959	Government National Mortgage Assoc., 5.38%**, 3/20/26, Pool #8832	23,065
1,049	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	1,121
925	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	949
38,103	Government National Mortgage Assoc., Series 2002-70, Class LX, 4.38%, 11/20/27	37,971
23,423	Government National Mortgage Assoc., 5.13%, 12/20/27, Pool #80141	23,528
42,630	Government National Mortgage Assoc., Series 2003-12, Class ON, 4.00%, 2/16/28	42,207
26,646	Government National Mortgage Assoc., 5.25%**, 3/20/29, Pool #80263	26,692
10,000	Government National Mortgage Assoc., Series 2002-70, Class TN, 5.25%, 10/20/29	9,881
70,369	Government National Mortgage Assoc., 5.00%**, 11/20/29, Pool #876947	70,434
19,835	Government National Mortgage Assoc., Series 2002-12, Class MB, 6.50%, 10/20/31	20,067
6,105	Government National Mortgage Assoc., Series 2002-75, Class BL, 6.00%, 3/20/32	6,102
266,342	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	255,599
711,717	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	702,034
860,224	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 4.62%**, 4/25/35	849,740
335,816	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	332,476
427,262	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.58%**, 8/25/34	424,018

719,867	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A2, Class 3A1, 4.91%**, 4/25/35	710,382
230,408	Lehman Mortgage Trust, Series 2005-2, Class 2A3, 5.50%, 12/25/35	228,487
256,289	Master Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33	256,443
27,651	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	27,854
28,050	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	27,419
19,982	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	19,916
670,256	Master Alternative Loans Trust, Series 2004-5, Class 6A1, 7.00%, 6/25/34	680,096
530,531	Master Asset Securitization Trust, Series 2003-11, Class 7A6, 5.25%, 2/25/15	513,348
532,071	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	520,297
1,396,531	Master Asset Securitization Trust, Series 2003-3, Class 2A1, 5.00%, 4/25/18	1,351,625
339,873	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	336,288
537,289	Master Asset Securitization Trust, Series 2003-8, Class 3A9, 5.25%, 9/25/33	519,204
2,376,820	Master Asset Securitization Trust, Series 2004-9, Class 2A1, 5.50%, 9/25/34	2,325,250
15,000	Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A2, 6.48%, 11/15/26	15,144
26,466	Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 2A2, 4.60%**, 2/25/34	26,155
85,860	Merrill Lynch Mortgage Investors, Inc., Series 2004-A2, Class 1A, 3.80%, 7/25/34	84,985
323,509	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 4.08%**, 8/25/34	322,180
334,621	Morgan Stanley Mortgage Loan Trust, Series 2004-9, Class 1A, 6.23%**, 11/25/34	333,680
1,326,276	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	1,292,652
441,681	RAAC, Series 2004-SP2, Class A1, 6.05%, 1/25/32	440,722

73,588	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31, Continuously Callable @ 100	72,038
65,017	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	64,769
547,314	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	516,881
368,089	Residential Accredit Loans, Inc., Series 2003-QS2, Class A6, 4.50%, 2/25/33	366,398
1,434,367	Residential Accredit Loans, Inc., Series 2004-QS11, Class A3, 5.50%, 8/25/34	1,413,175
713,472	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 5.38%, 9/25/34	697,981
50,160	Residential Asset Mortgage Products, Inc, Series 2004-RS2, Class AI2, 3.35%, 8/25/29	49,753
521,373	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	526,132
1,472,759	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	1,468,989
69,255	Residential Asset Securities Corp., Series 2003-KS1, Class M2, 6.33%**, 1/25/33	69,579
163,760	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	162,740
1,568,177	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	1,561,152
150,274	Residential Funding Mortgage Securities I, Series 2003-S2, Class A1, 5.00%, 2/25/33	149,725
995,550	Residential Funding Mortgage Securities I, Series 2004-S6, Class 1A4, 5.50%, 6/25/34	980,367
514,289	Residential Funding Securities Corp., Series 2002-RM1, Class AI1, 5.50%, 12/25/17	503,568
89,468	Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 3A1, 5.10%**, 2/25/34	89,924
175,305	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	174,854
9,855	Structured Asset Securities Corp., Series 2002-8A, Class 6A, 6.67%**, 5/25/32	9,880
264,941	Structured Asset Securities Corp., Series 2003-21, Class 1A3, 5.50%, 7/25/33	259,208

648,678	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	626,973
7,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	6,960
103,304	Summit Mortgage Trust, Series 2001-1, Class B1, 6.24%**, 12/28/12	104,337
77,367	Wachovia Asset Securitization, Inc., Series 2002-1, Class 2A1, 6.25%, 10/25/33	77,030
878,657	Wachovia Mortgage Loan Trust, LLC., Series 2005-A, Class 4A2, 5.32%**, 8/20/35	846,384
24,881	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	24,166
588,432	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	533,652
34,679	Washington Mutual, Series 2003-MS3, Class 1A17, 5.75%, 3/25/33	34,561
25,420	Washington Mutual, Series 2003-MS8 Class 1A7, 5.50%, 5/25/33	25,326
485,137	Washington Mutual, Series 2003-S3, Class 1A46, 5.00%, 6/25/33	471,015
821,060	Washington Mutual, Series 2003-S5, Class 1A1, 5.50%, 6/25/33	797,384
930,000	Washington Mutual, Series 2003-AR10, Class A5, 4.07%, 10/25/33	901,291
536,733	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 2A1, 6.00%, 4/25/17	535,144
542,719	Washington Mutual Mortgage Pass-Through Trust, Class 2002-MS7, Series 2A1, 5.50%, 10/25/17	535,902
690,766	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	666,730
298,120	Washington Mutual Mortgage Pass-Through Trust, Series 2003-MS2, Class 3A1, 5.00%, 3/25/18	286,007
849,382	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 3A1, 6.50%, 5/25/32	847,011
18,554	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS10, Class 1A10, 5.50%, 1/25/33	18,485
7,834	Wells Fargo Alternative Loan Trust, Series 2002-1, Class 2A1, 6.25%, 8/25/32	7,834
716,386	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	693,139
41,940	Wells Fargo Mortgage Backed Securities Trust, Series 2003-3, Class 1A21, 5.25%, 4/25/33	41,725

110,490	Wells Fargo Mortgage Backed Securities Trust, Series 2003-4, Class A15, 5.50%, 6/25/33	109,543
319,169	Wells Fargo Mortgage Backed Securities Trust, Series 2003-9, Class 1A12, 5.25%, 8/25/33	311,882
4,920,832	Wells Fargo Mortgage Backed Securities Trust, Series 2004-1, Class A29, 5.50%, 2/25/34	4,783,093
115,000	Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A3, 4.10%**, 8/25/34	113,423
65,977	Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class A4, 4.60%, 11/25/34	65,657

Total Mortgage Backed Securities (Cost $96,419,190)		94,233,340

Corporate Bonds (7.5%):
Aerospace & Defense (0.4%):
1,250,000	Boeing Capital Corp., 5.75%, 2/15/07	1,252,846

Banking (2.6%):
3,195,000	Bank of America Corp., 7.70%, 12/31/26, Callable 12/31/06 @ 103.78*	3,344,961
500,000	JP Morgan Chase & Co., 6.50%, 1/15/09	509,691
1,000,000	Keycorp, 2.75%, 2/27/07	977,354
3,000,000	Keycorp, 5.29%**, 7/23/07	3,006,687

		7,838,693

Brokerage Services (0.2%):
700,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	676,590

Financial - Leasing Company (1.2%):
500,000	International Lease Finance Corp., 5.70%, 7/3/06	500,090
3,000,000	International Lease Finance Corp., 5.32%, 12/9/07	2,991,534

		3,491,624

Financial Services (3.1%):
50,000	Allstate Financial Global Funding II, 2.63%, 10/22/06	49,461
1,000,000	Household Finance Corp., 7.70%, 7/15/22	1,007,201
1,500,000	Preferred Term Securities IV, 4.91%**, 6/24/34, Callable 6/24/09 @ 100* (c)	1,464,375
500,000	Preferred Term Securities IX, 4.28%**, 4/3/33, Callable 4/3/08 @ 100* (c)	500,000
2,615,000	Preferred Term Securities XIII, 4.63%**, 3/24/34, Callable 3/24/09 @ 100* (c)	2,513,041
2,000,000	Preferred Term Securities XV, 6.50%**, 9/24/34, Callable 9/26/09 @100* (c)	2,000,000
1,800,000	Preferred Term Securities XVI, 4.44%**, 3/23/35, Callable 12/23/09 @ 100* (c)	1,737,000

		9,271,078

Total Corporate Bonds (Cost $22,707,904)		22,530,831

U.S. Government Agencies (38.4%):
Fannie Mae (12.2%):
5,100,000	2.63%, 9/29/06	5,057,618
40,000	2.70%, 10/6/06, Callable 7/17/06 @ 100*	39,653
395,000	2.77%, 12/29/06	389,202
145,000	3.00%, 2/20/07, Continuously Callable @ 100	142,595
100,000	3.38%, 5/15/07, Callable 7/28/06 @ 100*	98,177
10,000,000	5.05%, 8/9/07, Callable 8/09/06 @ 100*	9,957,919
50,000	3.25%, 8/13/07, Callable 7/17/06 @ 100*	48,785
460,000	2.79%, 10/12/07, Callable 10/12/06 @ 100*	444,660
240,000	3.50%**, 12/17/07, Callable 7/17/06 @ 100*	234,094
117,000	3.00%, 1/8/08, Callable 7/17/06 @ 100*	112,634
75,000	3.25%**, 1/28/08, Callable 7/20/06 @ 100*	73,061
100,000	4.13%**, 1/28/08, Callable 7/28/06 @ 100*	98,806
376,000	3.00%**, 3/25/08, Callable 7/17/06 @ 100*	364,404
2,000,000	5.00%**, 4/25/08, Callable 7/26/06 @ 100*	1,985,492
115,000	4.00%**, 5/13/08, Callable 7/17/06 @ 100*	113,042
1,000,000	4.00%**, 7/7/08, Callable 7/17/06 @ 100*	992,626
105,000	3.50%**, 8/25/08, Continuously Callable @ 100	103,018
1,250,000	4.02%, 8/26/08, Callable 8/26/06 @ 100*	1,215,686
93,000	3.38%, 8/27/08, Continuously Callable @ 100	89,189
87,000	3.38%**, 9/23/08, Callable 7/17/06 @ 100*	84,458
133,000	3.75%**, 12/15/08, Callable 7/17/06 @ 100*	130,279
75,000	4.05%**, 12/15/08, Callable 6/15/06 @ 100*	73,928
2,500,000	4.13%, 1/27/09, Callable 7/27/06 @ 100*	2,426,363
500,000	4.00%, 1/30/09, Continuously Callable @ 100	483,520
215,000	4.00%**, 6/3/09, Callable 7/17/06 @ 100*	211,843
970,000	3.50%**, 9/16/09, Callable 9/16/06 @ 100*	954,775

865,000	3.30%**, 9/29/09, Callable 9/29/06 @ 100*	849,682
1,500,000	4.50%, 9/30/09, Continuously Callable @ 100	1,459,068
65,000	3.50%**, 10/21/09, Callable 7/17/06 @ 100*	63,243
200,000	4.00%**, 12/9/09, Callable 7/17/06 @ 100*	195,514
69,000	4.00%**, 2/27/10, Callable 7/17/06 @ 100*	67,191
45,000	4.00%**, 3/10/10, Callable 7/17/06 @ 100*	43,892
50,000	4.50%**, 4/7/10, Callable 7/12/06 @ 100*	49,397
200,000	4.50%**, 4/29/10, Callable 7/17/06 @ 100*	195,500
15,000	3.50%**, 6/9/10, Callable 6/09/06 @ 100*	14,671
1,000,000	4.50%**, 7/6/10, Callable 7/6/06 @ 100*	975,792
1,200,000	4.00%**, 7/28/10, Callable 7/28/06 @ 100*	1,165,333
40,000	3.50%**, 8/5/10, Callable 7/17/06 @ 100*	39,327
50,000	3.25%**, 8/10/10, Callable 8/10/06 @ 100*	49,707
290,000	3.50%**, 8/12/10, Callable 7/17/06 @ 100*	285,000
10,000	3.00%**, 9/16/11, Callable 7/17/06 @ 100*	9,563
200,000	3.00%**, 10/7/11, Callable 7/17/06 @ 100*	190,990
15,000	3.25%**, 10/14/11, Callable 7/17/06 @ 100*	14,512
40,000	4.38%**, 12/30/11, Callable 7/17/06 @ 100*	39,770
151,000	4.25%**, 10/19/12, Callable 7/19/06 @ 100*	147,791
50,000	4.00%**, 10/26/12, Callable 7/17/06 @ 100*	48,531
75,000	4.75%**, 4/26/13, Callable 10/26/06 @ 100*	72,360
20,000	4.00%**, 6/10/13, Callable 7/17/06 @ 100*	19,575
2,500,000	5.00%**, 9/24/13, Callable 6/24/06 @ 100*	2,441,147
340,000	4.25%**, 10/18/13, Callable 7/18/06 @100*	331,801
70,000	4.00%**, 8/11/14, Callable 8/11/06 @ 100*	68,394
150,000	4.13%**, 9/2/14, Callable 7/17/06 @ 100*	145,417
10,000	4.50%**, 9/17/14, Callable 6/17/06 @ 100*	9,645
100,000	4.00%**, 9/30/14, Callable 7/17/06 @ 100*	97,676
1,000,000	5.00%**, 11/28/14, Callable 8/28/06 @ 100*	975,043

25,000	4.00%**, 7/15/15, Callable 7/17/06 @ 100**	24,953
40,000	4.00%**, 3/3/16, Callable 9/3/06 @ 100*	38,605
13,000	4.00%**, 8/25/16, Callable 7/17/06 @ 100*	12,696
185,000	4.00%**, 9/16/16, Callable 7/17/06 @ 100*	180,483
105,000	5.00%**, 11/29/18, Callable 7/17/06 @ 100*	101,882
75,000	5.00%**, 12/28/18, Callable 6/28/06 @ 100*	72,521
77,000	4.00%**, 4/15/19, Callable 10/15/06 @ 100*	72,421

		36,494,920

Federal Farm Credit Bank (1.1%):
100,000	3.25%, 12/15/06	98,883
40,000	2.43%, 3/22/07, Callable 7/14/06 @ 100*	39,078
100,000	3.38%, 9/24/07, Continuously Callable @ 100	97,518
500,000	3.45%, 9/24/07, Continuously Callable @ 100	488,058
100,000	3.00%, 4/1/08, Continuously Callable @ 100	95,969
2,300,000	3.97%, 6/17/08, Continuously Callable @ 100	2,240,223
300,000	3.50%, 7/28/08, Continuously Callable @ 100	288,965
15,000	4.13%, 12/10/08, Callable 7/13/06 @ 100*	14,575

		3,363,269

Federal Home Loan Bank (19.5%):
8,500,000	4.96%, 6/1/06	8,498,844
100,000	3.25%, 6/2/06	99,990
295,000	2.10%, 6/12/06, Continuously Callable @ 100	294,709
200,000	2.38%, 6/12/06	199,821
75,000	2.20%, 6/26/06	74,841
235,000	2.03%, 6/30/06	234,406
155,000	2.11%, 6/30/06	154,618
50,000	2.22%, 7/24/06	49,787
150,000	4.00%**, 8/24/06	149,625
250,000	3.00%**, 8/25/06, Continuously Callable @ 100	248,720
40,000	3.17%, 9/29/06, Continuously Callable @ 100	39,743
100,000	4.00%**, 9/29/06	99,597
50,000	2.80%, 10/16/06, Continuously Callable @ 100	49,551
100,000	4.00%** 10/20/06, Callable 7/20/06 @ 100*	99,527
140,000	2.55%, 10/27/06, Callable 7/27/06 @ 100*	138,531
400,000	3.67%, 12/14/06, Callable 9/14/06 @ 100*	396,404

75,000	2.38%, 12/26/06, Callable 9/26/06 @ 100*	73,751
400,000	2.50%**, 12/26/06, Callable 9/26/06 @ 100*	395,071
100,000	2.50%**, 1/8/07, Callable 7/08/06 @ 100*	98,554
200,000	4.00%**, 2/13/07, Callable 8/13/06 @ 100*	198,126
50,000	3.30%, 2/26/07, Callable 8/26/06 @ 100*	49,258
65,000	3.75%, 3/7/07, Callable 8/13/06 @ 100*	64,216
200,000	2.80%, 3/9/07, Continuously Callable @ 100	196,144
200,000	4.00%, 3/16/07, Callable 9/16/06 @ 100*	197,806
25,000	4.00%, 3/28/07, Callable 7/28/06 @ 100*	24,725
100,000	3.15%, 4/23/07, Continuously Callable @ 100	98,072
600,000	3.00%**, 4/27/07, Callable 7/27/06 @ 100*	587,504
350,000	3.15%, 4/27/07, Continuously Callable @ 100	343,168
200,000	4.13%, 4/27/07, Callable 7/27/06 @ 100*	197,795
200,000	3.00%, 4/30/07, Callable 7/30/06 @ 100*	195,796
1,490,000	3.09%, 4/30/07, Callable 7/30/06 @ 100*	1,459,857
100,000	3.28%, 5/9/07, Callable 7/12/06 @ 100*	98,096
550,000	3.50%**, 5/10/07, Callable 8/10/06 @ 100*	540,592
1,000,000	2.60%, 6/4/07, Continuously Callable @ 100*	973,349
65,000	4.00%, 6/25/07, Callable 7/25/06 @ 100*	64,095
125,000	2.28%, 6/26/07, Callable 12/26/06 @ 100*	121,061
25,000	4.25%, 6/28/07, Callable 6/28/06 @ 100*	24,715
100,000	2.25%, 7/2/07, Continuously Callable @ 100	96,769
125,000	2.35%, 7/9/07, Callable 9/12/06 @ 100*	121,023
200,000	3.15%, 8/13/07, Continuously Callable @ 100	194,945
300,000	3.19%, 8/13/07, Callable 8/13/06 @ 100*	292,555
50,000	3.21%, 8/20/07, Callable 8/20/06 @ 100*	48,751
200,000	3.80%, 8/24/07, Callable 7/12/06 @ 100*	196,344
100,000	3.35%, 8/27/07, Callable 8/27/06 @ 100*	97,628
350,000	3.38%, 9/7/07, Callable 7/12/06 @ 100*	341,621

700,000	3.95%**, 9/24/07, Callable 7/19/06 @ 100*	687,736
100,000	3.60%, 10/19/07, Callable 7/19/06 @ 100*	97,683
500,000	3.45%, 11/9/07, Continuously Callable @ 100	486,933
300,000	4.25%**, 11/19/07, Callable 8/19/06 @ 100*	296,543
60,000	3.53%, 11/23/07, Callable 8/23/06 @ 100*	58,458
50,000	3.54%, 11/30/07, Continuously Callable @ 100	48,718
50,000	3.64%, 11/30/07, Callable 7/12/06 @ 100*	48,791
100,000	3.00%, 12/12/07, Callable 9/12/06 @ 100*	96,605
100,000	3.65%, 12/14/07, Callable 9/14/06 @ 100*	97,532
500,000	3.00%**, 12/19/07, Callable 9/19/06 @ 100*	490,637
100,000	4.08%, 12/28/07, Callable 12/28/06 @ 100*	98,108
3,000,000	4.00%**, 1/25/08, Callable 7/25/06 @ 100*	2,961,815
1,000,000	4.03%, 1/28/08, Continuously Callable @ 100	979,514
1,500,000	4.00%, 2/1/08, Callable 8/1/06 @ 100*	1,468,307
250,000	3.02%, 3/12/08, Callable 6/12/06 @ 100*	240,285
25,000	4.27%, 3/17/08, Callable 9/17/06 @ 100*	24,544
250,000	3.00%, 4/1/08, Continuously Callable @ 100	239,924
100,000	3.10%**, 7/16/08, Callable 7/16/06 @ 100*	97,079
100,000	3.25%**, 7/24/08, Callable 7/24/06 @ 100*	98,079
250,000	3.40%, 7/30/08, Callable 7/30/06 @ 100*	240,273
150,000	3.51%, 8/4/08, Continuously Callable @ 100	144,451
400,000	3.50%**, 8/14/08, Callable 8/14/06 @ 100*	393,004
5,000,000	3.75%, 8/15/08, Callable 8/4/06 @ 100*	4,833,899
140,000	3.75%**, 8/20/08, Callable 8/20/06 @ 100*	137,060
100,000	4.20%, 9/2/08, Callable 7/12/06 @ 100*	97,590
50,000	4.10%, 10/21/08, Callable 7/12/06 @ 100*	48,611
10,000	4.02%, 10/22/08, Callable 7/22/06 @ 100*	9,705
100,000	5.00%**, 10/23/08, Callable 7/25/06 @ 100*	98,984

50,000	4.15%, 11/20/08, Callable 8/20/06 @ 100*	48,619
200,000	4.00%**, 11/28/08, Callable 8/28/06 @ 100*	196,299
50,000	4.00%, 12/1/08, Callable 7/17/06 @ 100*	48,404
290,000	4.00%**, 12/16/08, Callable 12/16/06 @ 100*	286,410
900,000	4.00%**, 12/26/08, Callable 7/26/06 @ 100*	881,564
600,000	3.00%, 12/30/08, Callable 6/30/06 @ 100*	598,808
100,000	3.00%**, 12/30/08, Callable 6/30/06 @ 100*	96,742
110,000	4.00%, 12/30/08, Callable 7/12/06 @ 100*	106,481
175,000	5.15%, 1/26/09, Callable 7/26/06 @ 100*	173,477
300,000	4.00%**, 2/27/09, Callable 8/27/06 @ 100*	295,326
370,000	4.25%**, 5/12/09, Callable 8/12/06 @ 100*	363,954
100,000	4.25%**, 5/26/09, Callable 8/26/06 @ 100*	98,321
250,000	3.00%**, 6/5/09, Callable 9/5/06 @ 100*	245,138
500,000	4.50%**, 8/17/09, Callable 8/17/06 @ 100*	490,707
200,000	3.25%**, 9/30/09, Callable 9/30/06 @ 100*	193,224
120,000	3.50%**, 10/14/09, Callable 7/14/06 @ 100*	116,815
100,000	4.00%**, 10/15/09, Callable 7/15/06 @ 100*	96,817
500,000	3.25%**, 11/10/09, Callable 8/10/06 @ 100*	494,535
100,000	4.00%**, 11/24/09, Callable 8/24/06 @ 100*	98,265
200,000	3.50%**, 12/15/09, Callable 6/15/06 @ 100*	197,126
1,700,000	3.50%**, 12/29/09, Callable 12/29/06 @ 100*	1,680,859
2,500,000	4.00%**, 2/25/10, Callable 8/25/06 @ 100*	2,445,879
500,000	4.13%**, 3/29/10, Callable 9/29/06 @ 100*	492,795
1,000,000	5.00%**, 4/12/10, Callable 7/12/06 @ 100*	994,989
500,000	4.00%**, 6/30/10, Callable 9/30/06 @ 100*	489,968
150,000	3.00%**, 10/14/10, Callable 7/14/06 @ 100*	146,984
300,000	4.00%**, 11/23/10, Callable 8/23/06 @ 100*	296,456
100,000	3.50%**, 12/9/11, Callable 9/9/06 @ 100*	97,077
300,000	3.25%**, 12/30/11, Callable 9/30/06 @ 100*	291,152

175,000	4.00%**, 6/11/13, Callable 6/11/06 @ 100*	169,206
200,000	3.25%**, 7/10/13, Callable 10/10/06 @ 100*	186,565
1,000,000	3.50%**, 7/30/13, Callable 7/30/06 @ 100*	973,357
1,000,000	3.50%**, 1/30/14, Callable 7/30/06 @ 100*	987,239
100,000	4.00%**, 2/27/14, Callable 8/27/06 @ 100*	98,205
577,778	4.75%**, 4/30/14, Callable 7/30/06 @ 100*	562,693
700,000	4.25%**, 12/17/14, Callable 6/17/06 @ 100*	677,419
100,000	4.00%**, 3/9/15, Callable 9/17/06 @ 100*	97,787
1,750,000	5.00%**, 10/20/15, Callable 7/20/06 @ 100*	1,690,937
500,000	5.00%**, 5/21/18, Callable 8/21/06 @ 100*	481,769
230,000	5.00%**, 6/4/18, Callable 6/4/06 @ 100*	218,003
400,000	3.00%**, 6/12/18, Callable 6/12/06 @ 100*	399,696
3,000,000	5.00%**, 7/16/18, Callable 7/16/06 @100*	2,879,777
1,500,000	4.50%**, 7/23/18, Callable 7/23/06 @ 100*	1,400,246
200,000	4.50%**, 7/24/18, Callable 7/24/06 @ 100*	187,165
450,000	4.00%**, 8/6/18, Callable 8/6/06 @ 100*	426,475
1,700,000	4.00%**, 8/6/18, Series * Callable 8/6/06 @ 100*	1,642,174

		57,982,873

Freddie Mac (5.6%):
50,000	3.25%, 11/24/06	49,509
500,000	3.05%, 1/19/07	492,841
225,000	3.50%, 7/30/07, Callable 7/30/06 @ 100*	220,357
5,000,000	4.40%, 8/22/07, Callable 8/22/06 @ 100*	4,940,014
100,000	3.00%, 1/23/08, Callable 7/23/06 @ 100*	96,363
100,000	3.50%, 3/12/08, Callable 9/12/06 @ 100*	96,918
1,000,000	3.25%, 5/14/08, Callable 11/14/06 @ 100*	961,766
500,000	3.75%**, 6/23/08, Callable 7/12/06 @ 100*	488,267
520,000	3.00%, 7/9/08, Continuously Callable @ 100	496,191
75,000	4.00%**, 7/28/08, Callable 7/28/06 @ 100*	73,020
200,000	3.50%**, 8/19/08, Callable 7/12/06 @ 100*	197,366

150,000	4.00%**, 11/15/08, Callable 7/12/06 @ 100*	147,305
200,000	3.75%**, 12/15/08, Callable 7/11/06 @ 100*	196,155
250,000	3.25%, 12/18/08, Continuously Callable @ 100	237,704
25,000	4.00%**, 2/3/09, Callable 8/03/06 @ 100*	24,456
175,000	3.50%**, 8/15/09, Callable 7/12/06 @ 100*	171,502
750,000	5.00%, 9/1/09, Callable 9/01/06 @ 100*	737,897
200,000	3.25%**, 9/30/09, Callable 7/12/06 @ 100*	193,259
17,000	3.50%**, 10/15/09, Callable 7/12/06 @ 100*	16,553
100,000	3.50%**, 11/15/09, Callable 7/12/06 @ 100*	97,212
30,000	4.00%**, 11/15/09, Callable 7/12/06 @ 100*	29,459
50,000	4.00%**, 11/15/09, Callable 7/12/06 @ 100*	49,099
125,000	4.00%**, 11/15/09, Callable 7/12/06 @ 100*	122,191
1,500,000	4.50%**, 11/18/09, Continuously Callable @ 100	1,460,629
2,000,000	4.85%, 12/1/09, Callable 12/1/06 @ 100*	1,962,285
25,000	4.05%**, 12/15/09, Callable 6/15/06 @ 100*	24,792
200,000	4.00%**, 3/26/10, Callable 9/26/06 @ 100*	195,356
1,000,000	4.13%, 5/12/10	956,250
20,000	3.00%**, 7/15/10, Callable 7/12/06 @ 100*	19,123
10,000	4.25%**, 11/15/10, Callable 11/15/06 @ 100*	9,849
75,000	4.50%**, 11/30/10, Callable 7/5/06 @ 100*	73,481
700,000	4.63%**, 12/15/10, Continuously Callable @ 100	684,671
75,000	4.00%**, 6/14/11, Callable 6/14/06 @ 100*	74,959
45,000	3.00%**, 11/18/11, Callable 8/18/06 @ 100*	44,282
400,000	4.00%**, 10/26/12, Callable 7/26/06 @ 100*	391,681
455,000	4.50%**, 9/19/13, Callable 9/19/06 @ 100*	453,762
10,000	4.00%**, 11/26/13, Callable 8/26/06 @ 100*	9,757
15,000	4.00%**, 10/28/14, Callable 7/12/06 @ 100*	14,426
50,000	4.25%**, 8/4/15, Callable 7/12/06 @ 100*	47,570
25,000	4.00%**, 9/29/15, Callable 9/29/06 @ 100*	24,669

55,000	4.50%**, 10/15/15, Callable 7/11/06 @ 100*	53,751
70,000	4.00%**, 3/15/16, Callable 7/12/06 @ 100*	67,658
100,000	5.00%**, 4/15/18, Callable 7/12/06 @ 100*	96,671
34,000	5.00%**, 12/24/18, Callable 9/24/06 @ 100*	32,865
30,000	4.00%**, 1/22/19, Callable 7/21/06 @ 100*	29,555

		16,863,446

Total U.S. Government Agencies (Cost $116,250,993)		114,704,508

U.S. Treasury Notes (11.7%):
10,000,000	2.75%, 6/30/06	9,983,673
10,000,000	2.38%, 8/31/06	9,936,330
6,500,000	2.50%, 10/31/06	6,432,205
2,000,000	3.13%, 4/15/09	1,899,610
2,000,000	3.63%, 7/15/09	1,920,000
5,000,000	4.50%, 2/28/11	4,886,720

Total U.S. Treasury Notes (Cost $35,342,896)		35,058,538

Investments in Affiliates (7.6%):
15,286,163	American Performance Institutional Cash Management Fund	15,286,163
7,531,048	American Performance Institutional U.S. Treasury Fund	7,531,048

	Total Investments in Affiliates (Cost $22,817,211)	22,817,211

Total Investments (Cost $301,818,247) (a) - 99.7%		298,322,005
Other assets in excess of liabilities - 0.3%		976,285

NET ASSETS - 100.0%		$299,298,290

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$784,496
Unrealized depreciation	(4,227,085)

Net unrealized depreciation	$(3,442,589)

(b)	Represents an illiquid security.

Issue Description	Acquisition Date	Cost	Value per Share	Percent of Fund Net Assets
ACLC Business Loan Receivables Trust, Series 1998-1, Class A11, 6.44%, 9/15/19	12/17/2003	$111,941	$0.97	0.04%
ACLC Business Loan Receivables Trust, Series 1998-1, Class A1, 6.44%, 9/15/19	9/29/2005	$6,232	$1.00	0.00%
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/11/2003	1,137,816	0.96	0.40%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/28/2003	917,521	0.96	0.30%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/19/2003	844,752	1.02	0.31%
Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	8/7/2003	114,202	1.00	0.04%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/1/2003	984,457	0.98	0.39%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/16/2003	906,657	1.02	0.31%
Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	10/9/2003	1,607,100	0.98	0.69%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/24/2003	1,380,347	1.01	0.48%

(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
**	Represents variable rate investments. The rate presented is the rate in effect at May 31, 2006. The date presented reflects the final maturity date.

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund
Schedule of Portfolio Investments	May 31, 2005
(Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (4.7%):
37,768	ACLC Business Loan Receivables, Series 1998-1, Class A1I, 6.44%, 9/15/19 (b)(c)	$36,659
274,993	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20 (b)(c)	263,993
533,898	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21 (b)(c)	513,710
635,835	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (b)(c)	645,605
107,448	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20 (b)(c)	107,409
500,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20 (b)(c)	488,860
237,444	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.39%, 12/25/34	238,483
395,682	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10 (b)(c)	402,110
1,000,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13 (b)(c)	979,508
662,284	Peachtree Franchise Loan LLC., Series 1999-A, Class A1, 6.68%, 1/15/21 (b)(c)	665,903

Total Asset Backed Securities (Cost $4,008,859)		4,342,240

Mortgage Backed Securities (23.6%):
901,518	ABFS Mortgage Loan Trust, Series 2002-1 , Class A5, 6.51%, 12/15/32	908,678
10,000	Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A2, 4.04%, 11/10/39	9,476
89,737	Banc of America Funding Corp., Series 2004-B, Class 5A1, 5.24%, 11/20/34	88,536
540,434	Banc of America Alternative Loan Trust, Series 2004-4, Class 4A1, 5.75%, 5/25/34	529,492
157,107	Banc of America Mortgage Securities, Series 2003-1, Class 2A2, 5.25%, 2/25/18	156,256
192,133	Banc of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	184,208

304,214	Banc of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	295,274
71,036	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.93%**, 10/25/33	67,331
229,005	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 4.98%**, 11/25/34	228,862
316,722	Cendant Mortgage Corporation, Series 2003-9, Class 1A6, 5.25%, 11/25/33	310,993
323,543	Chase Mortgage Finance Corp., Series 2003-S1, Class 2A1, 5.00%, 2/25/18	321,009
157,758	Chase Mortgage Finance Corp., Series 2003-S2, Class A1, 5.00%, 3/25/18	153,432
671,647	Citicorp Mortgage Securities, Inc., Series 2004-9, Class 1A9, 5.25%, 12/25/34	671,647
212,143	Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A1, 5.50%, 12/25/18	207,370
84,680	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	85,448
50,657	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	48,662
246,860	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	236,197
361,382	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	358,651
368,470	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	365,069
107,449	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	104,133
770,006	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	760,840
180,422	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	180,008
248,278	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	244,364
263,996	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.76%, 8/25/34	258,334
16,340	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	16,299
509,021	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	498,195

216,350	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	214,154
229,059	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8 , Class 5A1, 6.50%, 4/25/33	228,936
224,567	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	220,419
913,632	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	899,903
394,065	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	386,390
28,570	Fannie Mae, Series 1992-53, Class G, 7.00%, 4/25/07	28,599
1,195	Fannie Mae, Series 1992-196, Class J, 6.00%, 11/25/07	1,193
334	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	337
56,086	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	56,456
2,456	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	2,598
26,802	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	27,290
9,201	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	9,744
5,717	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	6,116
18,288	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	19,304
21,874	Fannie Mae, Series D-32, Class L, 8.00%, 10/25/21	22,976
4,395	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	4,624
34,372	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	35,855
9,407	Fannie Mae, Series 1992-45, Class F, 4.93%, 4/25/22	9,312
22,376	Fannie Mae, Series 2003-33, Class LD, 4.25%, 9/25/22	21,399
218,508	Fannie Mae, 5.65%, 11/1/22, Pool #189916	222,384
60,003	Fannie Mae, 5.88%, 7/1/23, Pool #224951	62,168
32,546	Fannie Mae, Series 1999-7, Class D, 6.00%, 3/18/28	32,571
11,731	Fannie Mae, 5.50%, 6/25/30	11,714
105,403	Fannie Mae, Series 2002-89, Class QE, 5.00%, 9/25/31	104,483
22,153	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	22,471
5,495	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	5,680
334,790	Fannie Mae, 5.36%, 4/1/32, Pool #638549	333,715

49,906	Fannie Mae, Series 2002-22, Class G, 6.50%, 4/25/32	50,541
906,334	Fannie Mae, 4.89%, 2/1/33, Pool #683235	877,680
97,733	Fannie Mae, 4.10%, 9/1/33, Pool #739372	94,547
21,000	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	19,435
3,974	Fannie Mae, 6.00%**, 4/1/35, Pool # 735503	3,937
84,073	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42	85,256
22,360	Federal Home Loan Bank, 9.00%, 5/1/16, Pool # 170164	23,815
24,203	Federal Home Loan Bank, 9.00%, 6/1/16, Pool # 170171	25,828
12,048	Federal Home Loan Bank, 9.50%, 6/1/16, Pool # 274005	13,060
22,402	Federal Home Loan Bank, 9.00%, 9/1/16, Pool # 170192	23,958
316,020	First Horizon Mortgage Pass-Through Trust, Series 2002-7, Class 2A2, 5.25%, 12/25/17	313,332
3,078	Freddie Mac, Series 1176, Class H, 8.00%, 12/15/06	3,076
215,383	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	218,060
185,304	Freddie Mac, Series 2527, Class VU, 5.50%, 10/15/13	183,625
14,144	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	14,922
104,773	Freddie Mac, Series 2501, Class AM, 5.50%, 1/15/16	104,603
120,320	Freddie Mac, Series 2532, Class B, 5.00%, 9/15/16	118,884
7,010	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	6,943
97,712	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	89,650
106,065	Freddie Mac, Series 2390, Class TA, 6.00%, 11/15/20	106,061
14,146	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	14,115
9,690	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	9,657
13,193	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	13,164
14,204	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	14,173
65,785	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	65,644
508,484	Freddie Mac, Series 2568, Class KA, 4.25%, 12/15/21	485,107
125,566	Freddie Mac, Series 2556, Class TJ, 5.00%, 1/15/22	123,157
4,357	Freddie Mac, Series 1222, Class P, 3.58%, 3/15/22	4,351
19,507	Freddie Mac, Series 1264, Class I, 8.30%, 4/15/22	19,492

49,405	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	49,863
56,623	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	56,596
42,002	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	42,275
808	Freddie Mac, Series 1617, Class PJ, 6.20%, 1/15/23	806
17,000	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	17,454
116,868	Freddie Mac, Series 2503 Class JD, 5.50%, 3/15/26	116,662
30,996	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	31,919
200,364	Freddie Mac, Series 2064, Class M, 6.00%, 6/15/28	200,183
518,308	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	502,361
1,629	Freddie Mac, Series 2462, Class JE, 6.50%, 11/15/30	1,625
342,350	Freddie Mac, Series 2517, Class BK, 5.00%, 2/15/31	341,515
24,000	Freddie Mac, Series 2403, Class LL, 6.25%, 1/15/32	24,029
56,522	Freddie Mac, Series 2702, Class GA, 6.00%, 2/15/32	56,513
51,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	51,480
34,000	Freddie Mac, 6.00%, Callable 7/15/06 @ 100* 7/15/32	33,681
8,009	Government National Mortgage Assoc., 7.50%, 6/15/07, Pool #329595	8,086
83,788	Government National Mortgage Assoc., 6.00%, 1/15/09, Pool #371901	84,058
1,759	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	1,923
4,236	Government National Mortgage Assoc., 8.00%, 11/15/21, Pool #308330	4,504
11,027	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	11,738
18,980	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	20,223
5,695	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	6,045
1,045	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	1,111
80,670	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	83,465
2,792	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	2,968
8,136	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	8,648

36,838	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	39,154
7,008	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	7,484
71,142	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	75,971
16,506	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	17,161
966	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	992
43,744	Government National Mortgage Assoc., Series 2003-18, Class KB, 6.00%, 7/20/31	43,997
44,019	Government National Mortgage Assoc., Series 2002-57, Class BA, 6.00%, 4/20/32	44,027
63,644	Government National Mortgage Corporation Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	62,571
39,340	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	38,434
123,835	JP Morgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	122,424
78,033	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	76,903
105,983	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	106,076
150,630	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	147,712
241,615	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	236,933
5,747	Prudential Home Mortgage Securities, Series 1993-9, Class A11, 7.50%, 3/25/08	5,733
441,681	RAAC, Series 2004-SP2, Class A1, 5.92%**, 1/25/32	440,722
175,681	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	168,873
91,080	Residential Accredit Loans, Inc., 6.00%, 12/25/32	90,478
82,992	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	81,214
362,551	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	352,581
417,099	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	420,906
406,705	Residential Funding Mortgage Securities I, Series 2003-S1, Class A1, 5.00%, 1/25/18	402,607

528,896	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	526,527
342,860	Residential Funding Securities Corp., Series 2002-RM1, Class AI1, 5.50%, 12/25/17	335,712
103,543	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	103,276
170,000	Structured Asset Securities Corp., Series 2003-1, Class 1A3, 5.25%, 2/25/18	160,242
5,092	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	5,070
21,000	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	20,929
283,968	Structured Asset Securities Corp., Series 2002-6; Class 1A5, 6.50%, 4/25/32	283,345
32,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	31,880
380,611	Structured Mortgage Loan, Series 2004-3AC, Class A1, 4.94%, 3/25/34	374,821
439,329	Wachovia Mortgage Loan Trust, LLC., Series 2005-A, Class 4A2, 5.50%**, 8/20/35	423,192
21,504	Washington Mutual, Series 2003-AR5, Class A5, 3.84%, 6/25/33	21,253
58,216	Washington Mutual, Series 2003-S3, Class 1A31, 5.25%, 6/25/33	57,777
150,939	Washington Mutual MSC Mortgage, Series 2002-MS6, Class 3A1, 6.50%, 9/25/32	147,377
19,671	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	19,826
245,354	Washington Mutual Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	245,584
20,000	Wells Fargo Mortgage Backed Securities, Series 2002-03, Class 1A7, 5.25%, 4/25/33	19,773
835,784	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	808,663
56,846	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.89%, 5/25/34	53,234

Total Mortgage Backed Securities (Cost $22,236,129)		21,786,793

Corporate Bonds (10.3%):
Banking (2.3%):
400,000	Keycorp, 2.75%, 2/27/07	390,942
1,750,000	Keycorp, 5.29%**, 7/23/07	1,753,900

		2,144,842

Brokerage Services (0.9%):
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	193,311
250,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	236,139
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	379,144

		808,594

Financial - Leasing Company (1.6%):
500,000	International Lease Finance Corp., 5.70%, 7/3/06	500,090
1,000,000	International Lease Finance Corp., 5.32%, 12/9/07	997,178

		1,497,268

Financial Services (5.2%):
50,000	Household Finance Corp., 6.80%, 5/15/11	51,108
75,000	Household Finance Corp., 6.60%, 6/15/11	75,992
331,000	Household Finance Corp., 7.50%, 6/15/22, Callable 6/15/07 @ 100*	331,732
500,000	Household Finance Corp., 7.70%, 7/15/22	503,601
300,000	Household Finance Corp., 7.40%, 8/15/22	300,286
500,000	I-Preferred Term Securities, 6.93%**, 12/11/32, Callable 12/11/07 @ 100* (c)	500,000
500,000	Preferred Term Securities IX, 6.84%**, 4/3/33, Callable 4/3/08 @ 100* (c)	500,000
500,000	Preferred Term Securities XI, 6.52%**, 9/24/33, Callable 9/24/08 @ 100* (c)	500,000
2,000,000	Preferred Term Securities XV, 6.65%**, 9/24/34, Callable 9/26/09 @100* (c)	2,000,000

		4,762,719

Telecommunications (0.3%):
50,000	Qwest Corp., 6.88%, 9/15/33	49,739
250,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	251,879

		301,618

Total Corporate Bonds (Cost $9,567,104)		9,515,041

Taxable Municipal Bonds (1.8%):
California (0.6%):
500,000	Monrovia Redevelopment Agency Tax Allocation, 6.90%, 5/1/17, Callable 5/1/08 @ 102*, Insured by: AMBAC	521,875

Georgia (1.1%):
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/07 @ 102*, Insured by: FSA	1,038,750

Wisconsin (0.1%):
120,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/08 @ 100*	116,250

Total Taxable Municipal Bonds (Cost $1,609,653)		1,676,875

U.S. Government Agencies (41.2%):
Fannie Mae (12.3%):
2,500,000	2.63%, 9/29/06, Callable 9/29/06 @ 100*	2,479,224
80,000	3.00%, 1/15/08, Callable 7/17/06 @ 100*	77,128
250,000	3.21%, 7/23/08, Callable 7/23/06 @ 100*	239,403
50,000	4.05%**, 12/15/08, Callable 6/15/06 @ 100*	49,285
75,000	3.50%**, 12/23/08, Callable 7/17/06 @ 100*	72,938
70,000	4.00%**, 3/15/09, Callable 7/17/06 @ 100*	68,075
125,000	3.00%, 3/25/09, Callable 7/17/06 @ 100*	117,413
50,000	4.00%**, 9/8/09, Callable 9/8/06 @ 100*	49,000
65,000	4.38%**, 10/28/09, Callable 7/17/06 @ 100*	63,456
35,000	3.50%**, 4/8/10, Callable 7/17/06 @ 100*	33,275
100,000	4.50%**, 4/29/10, Callable 7/17/06 @ 100*	97,750
80,000	3.38%**, 7/22/10, Callable 7/17/06 @ 100*	78,700
1,000,000	4.00%**, 7/28/10, Callable 7/28/06 @ 100*	971,110
85,000	4.25%**, 2/10/11, Callable 7/17/06 @ 100*	82,469
185,000	3.00%**, 9/2/11, Callable 7/17/06 @ 100*	180,144
750,000	4.00%, 11/10/11, Callable 8/10/06 @ 100*	731,688
115,000	4.00%**, 12/16/11, Callable 7/17/06 @ 100*	113,131
100,000	3.50%**, 2/24/12, Callable 7/17/06 @ 100*	96,206
220,000	3.50%**, 8/17/12, Callable 7/17/06 @ 100*	212,799
105,000	3.50%**, 8/24/12, Callable 7/10/06 @ 100*	101,521
85,000	4.25%**, 10/19/12, Callable 7/19/06 @ 100*	83,194
50,000	4.00%**, 11/19/12, Callable 7/17/06 @ 100*	48,375
30,000	4.00%**, 2/7/13, Callable 7/17/06 @ 100*	28,975
50,000	4.25%**, 7/1/13, Callable 7/17/06 @ 100*	48,938
33,000	4.00%**, 7/8/13, Callable 7/17/06 @ 100*	32,280

105,000	4.25%**, 8/5/13, Callable 7/17/06 @ 100*	101,344
200,000	4.00%**, 8/23/13, Callable 7/17/06 @ 100*	193,794
1,000,000	5.00%**, 9/24/13, Callable 6/24/06 @ 100*	976,458
150,000	4.00%**, 2/18/14, Callable 7/17/06 @ 100*	146,063
1,000,000	5.00%**, 4/11/14, Callable 7/11/06 @ 100*	954,063
148,000	4.00%**, 4/22/14, Callable 7/17/06 @ 100*	143,765
30,000	4.38%**, 5/12/14, Callable 7/17/06 @ 100*	29,426
152,000	4.00%**, 7/15/14, Callable 7/17/06 @ 100*	147,060
20,000	4.13%**, 8/25/14, Callable 7/17/06 @ 100*	19,395
40,000	4.13%**, 9/16/14, Callable 7/17/06 @ 100*	38,754
750,000	5.00%**, 11/28/14, Callable 8/28/06 @ 100*	731,282
50,000	4.00%**, 12/2/14, Callable 7/17/06 @ 100*	48,083
50,000	5.00%**, 12/30/14, Callable 9/30/06 @ 100*	49,149
100,000	4.00%**, 2/23/15, Callable 7/17/06 @ 100*	97,017
60,000	4.00%**, 3/23/15, Callable 7/17/06 @ 100*	58,125
101,000	4.50%**, 4/7/15, Callable 7/17/06 @ 100*	98,223
250,000	4.00%**, 3/3/16, Callable 9/3/06 @ 100*	241,280
55,000	4.00%**, 3/8/17, Callable 7/17/06 @ 100*	52,617
26,000	5.00%**, 8/22/18, Callable 7/17/06 @ 100*	25,393
49,000	5.00%**, 9/21/18, Callable 7/17/06 @ 100*	47,660
169,000	4.75%**, 9/27/18, Callable 7/17/06 @ 100*	162,874
200,000	5.00%**, 11/5/18, Callable 7/17/06 @ 100*	191,089
223,000	4.13%**, 12/26/18, Callable 12/26/08 @ 100*	213,801
50,000	5.00%**, 5/10/19, Callable 7/17/06 @ 100*	48,117
54,000	5.00%**, 6/17/19, Callable 7/28/06 @ 100*	52,806
16,000	4.50%**, 9/30/19, Callable 7/10/06 @ 100*	15,180
367,000	5.00%**, 4/28/20, Callable 8/22/06 @ 100*	351,138

		11,390,433

Federal Farm Credit Bank (1.2%):
100,000	3.00%, 5/28/08, Callable 7/13/06 @ 100*	95,638
1,000,000	3.97%, 6/17/08, Continuously Callable @ 100	974,010

		1,069,648

Federal Home Loan Bank (19.8%):
500,000	3.09%, 4/30/07, Callable 7/30/06 @ 100*	489,885
500,000	3.95%**, 9/24/07	491,240
100,000	3.05%, 1/23/08, Callable 7/23/06 @ 100*	96,431
100,000	3.70%, 3/10/08, Callable 7/11/06 @ 100*	97,259
250,000	3.02%, 3/12/08, Callable 6/12/06 @ 100*	240,285
65,000	3.63%, 4/23/08, Callable 7/11/06 @ 100*	62,995
180,000	4.10%, 7/14/08, Callable 7/11/06 @ 100*	175,587
100,000	3.51%, 8/4/08, Continuously Callable @ 100	96,301
100,000	4.13%, 8/4/08, Callable 7/11/06 @ 100*	97,532
50,000	4.13%, 8/5/08, Callable 7/11/06 @ 100*	48,765
181,818	3.80%, 8/11/08, Callable 7/11/06 @ 100*	176,118
50,000	4.00%, 8/13/08, Callable 7/11/06 @ 100*	48,628
450,000	3.75%, 8/15/08	435,051
120,000	3.50%, 12/12/08, Callable 6/12/06 @ 100*	114,859
100,000	3.00%**, 12/19/08, Callable 9/19/06 @ 100*	96,812
150,000	3.50%, 12/26/08, Callable 9/26/06 @ 100*	143,480
150,000	4.00%**, 12/26/08, Callable 7/26/06 @ 100*	146,927
550,000	3.00%, 12/30/08, Callable 6/30/06 @ 100*	548,907
40,000	3.51%, 1/30/09, Callable 7/30/06 @ 100*	38,200
100,000	3.60%, 4/8/09, Callable 7/11/06 @ 100*	95,463
100,000	3.00%**, 4/29/09, Callable 7/29/06 @ 100*	98,182
250,000	3.00%**, 4/29/09, Callable 7/29/06 @ 100*	243,125
2,500,000	3.50%, 6/19/09, Callable 9/19/06 @ 100*	2,372,979
50,000	4.52%, 8/26/09, Callable 7/5/06 @ 100*	48,688
250,000	4.35%, 9/1/09, Callable 7/5/06 @ 100*	242,500
100,000	3.50%**, 9/24/09, Callable 9/24/06 @ 100*	97,500
500,000	4.00%**, 3/17/10, Callable 9/17/06 @ 100*	492,011

900,000	5.00%**, 4/12/10, Callable 7/12/06 @ 100*	895,490
25,000	4.54%, 6/15/10, Callable 12/15/06 @ 100*	24,188
500,000	4.00%**, 6/30/10, Callable 9/30/06 @ 100*	489,968
500,000	4.00%, 12/9/11, Callable 9/9/06 @ 100*	491,337
2,590,000	5.25%**, 8/22/12, Callable 8/22/06 @ 100*	2,524,832
100,000	4.00%**, 6/26/13, Callable 6/26/06 @ 100*	95,109
200,000	4.25%**, 6/26/13, Callable 9/26/06 @ 100*	188,750
750,000	5.20%, 9/20/13, Callable 7/5/06 @ 100*	719,450
25,000	4.00%**, 2/15/14, Callable 7/05/06 @ 100*	24,134
611,111	4.75%**, 4/30/14, Callable 7/30/06 @ 100*	595,156
100,000	5.00%**, 3/30/15, Callable 6/30/06 @ 100*	97,358
200,000	4.00%**, 6/26/15, Callable 9/26/06 @ 100*	192,750
900,000	5.00%**, 10/20/15, Callable 7/20/06 @ 100*	869,625
72,000	4.00%**, 11/10/16, Callable 7/11/06 @ 100*	68,580
100,000	4.00%**, 10/13/17, Callable 7/13/06 @ 100*	95,074
236,000	5.00%**, 4/15/18, Callable 7/11/06 @ 100*	228,142
235,000	5.00%**, 5/21/18, Callable 8/21/06 @ 100*	226,431
650,000	4.50%**, 6/5/18, Callable 9/5/06 @ 100*	605,780
100,000	5.00%**, 6/5/18, Callable 9/5/06 @ 100*	94,750
1,000,000	5.00%**, 7/16/18, Callable 7/16/06 @100*	959,925
1,500,000	4.50%**, 7/23/18, Callable 7/23/06 @ 100*	1,400,245

		18,222,784

Freddie Mac (7.9%):
500,000	3.05%, 1/19/07	492,840
100,000	3.38%, 4/23/08, Callable 7/11/06 @ 100*	96,508
200,000	3.00%**, 6/18/08, Callable 6/18/06 @ 100*	196,357
167,000	4.00%**, 11/10/08, Callable 7/11/06 @ 100*	163,066
150,000	3.75%**, 12/15/08, Callable 7/11/06 @ 100*	147,117
90,000	4.00%**, 12/15/08, Callable 7/11/06 @ 100*	88,763
25,000	3.50%**, 8/15/09, Callable 7/11/06 @ 100*	24,482

1,000,000	5.00%, 9/1/09, Callable 9/01/06 @ 100*	983,861
96,000	3.00%, 12/15/09, Callable 7/11/06 @ 100*	88,800
100,000	4.00%**, 1/15/10, Callable 7/11/06 @ 100*	97,625
70,000	4.50%**, 11/30/10, Callable 7/5/06 @ 100*	68,582
275,000	4.63%, 12/15/10, Continuously Callable @ 100	268,978
500,000	4.55%, 1/20/11	483,028
110,000	3.50%**, 3/15/11, Callable 7/11/06 @ 100*	106,214
10,000	6.38%, 8/1/11, Callable 8/1/06 @ 100*	9,978
100,000	4.00%**, 9/26/11, Callable 7/11/06 @ 100*	97,250
500,000	4.00%, 2/10/12, Callable 8/10/06 @ 100*	485,558
183,000	4.00%**, 9/17/12, Callable 7/11/06 @ 100*	175,780
45,000	4.00%**, 4/22/13, Callable 7/11/06 @ 100*	42,960
60,000	4.25%**, 4/24/13, Callable 10/24/06 @ 100*	58,737
100,000	5.13%, 10/15/13, Callable 7/5/06 @ 100*	97,768
1,300,000	4.00%, 10/28/13, Callable 7/5/06 @ 100*	1,251,219
200,000	4.13%**, 12/16/13, Callable 8/17/06 @ 100*	192,469
100,000	4.25%**, 1/15/14, Callable 7/11/06 @ 100*	97,500
20,000	4.00%**, 3/15/15, Callable 3/15/07 @ 100*	19,067
168,000	4.50%**, 10/15/15, Callable 7/11/06 @ 100*	164,184
50,000	4.00%**, 2/15/16, Callable 7/11/06 @ 100*	48,534
157,000	4.00%**, 4/15/16, Callable 7/11/06 @ 100*	150,328
158,000	4.13%**, 10/7/16, Callable 7/11/06 @ 100*	151,483
85,000	4.00%**, 2/15/17, Callable 2/15/07 @ 100*	80,085
77,000	4.00%**, 3/15/18, Callable 7/11/06 @ 100*	72,694
200,000	4.00%**, 6/25/18, Callable 7/5/06 @ 100*	184,147
154,000	4.00%**, 8/1/18, Callable 8/1/06 @ 100*	146,108
90,000	4.38%**, 8/1/18, Callable 8/1/06 @ 100*	87,141
100,000	5.25%**, 10/15/18, Callable 7/15/06 @ 100*	97,044
50,000	5.00%**, 12/17/18, Callable 7/15/06 @ 100*	48,253

105,000	4.00%**, 1/28/19, Callable 7/11/06 @ 100*	100,538
58,000	4.00%**, 3/28/19, Callable 7/5/06 @ 100*	55,026
25,000	4.50%**, 4/15/19, Callable 7/11/06 @ 100*	23,406
100,000	4.63%**, 10/18/19, Callable 7/5/06 @ 100*	95,256
		7,338,734

Total U.S. Government Agencies (Cost $38,782,617)		38,021,599

U.S. Treasury Bonds (3.3%):
1,500,000	5.50%, 8/15/28	1,532,696
1,500,000	5.38%, 2/15/31	1,517,109

Total U.S. Treasury Bonds (Cost $3,117,803)		3,049,805

U.S. Treasury Notes (12.6%):
1,000,000	3.00%, 12/31/06	987,930
2,000,000	3.25%, 8/15/08	1,926,250
5,000	3.13%, 4/15/09	4,749
1,000,000	3.63%, 7/15/09	960,000
1,900,000	4.50%, 2/28/11	1,856,954
500,000	4.25%, 8/15/13	474,746
1,000,000	4.13%, 5/15/15	928,945
1,480,000	4.25%, 8/15/15	1,385,188
2,800,000	4.50%, 11/15/15	2,667,109
500,000	4.50%, 2/15/16	475,879

Total U.S. Treasury Notes (Cost $12,077,400)		11,667,750

Investments in Affiliates (2.1%):
1,908,426	American Performance Institutional Cash Management Fund	1,908,426

Total Investments in Affiliates (Cost $1,908,426)		1,908,426

Total Investments (Cost $93,307,991) (a) - 99.6%		91,968,529
Other assets in excess of liabilities - 0.4%		357,575

NET ASSETS - 100.0%		$92,326,104

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$514,590
Unrealized depreciation	(1,788,023)

Net unrealized depreciation	$(1,273,433)

(b)	Represents an illiquid security.

Issue Description	Acquisition Date	Cost	Value per Share	Percent of Fund Net Assets
ACLC Business Loan Receivables Trust, Series 1998-1, Class A11, 6.44%, 9/15/19	12/17/2003	$36,635	$0.97	0.04%
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/11/2003	250,656	0.96	0.30%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/28/2003	517,137	0.96	0.56%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/19/2003	591,327	1.02	0.70%
Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	8/7/2003	99,926	1.00	0.12%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/1/2003	405,000	0.98	0.54%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/16/2003	394,199	1.02	0.43%
Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	10/9/2003	767,500	0.98	1.09%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/24/2003	642,416	1.01	0.72%

(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
**	Variable rate investments. The rate presented is the rate in effect at May 31, 2006. The date presented reflects the final maturity date.

AMBAC - American Municipal Bond Assurance Corporation

FSA - Financial Security Assurance

GO - General Obligations Bond

The Fund holds a significant number of securities with long-term maturities. The investment advisor’s intent is to keep the Fund’s effective maturity between 3-10 years

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund
Schedule of Portfolio Investments	May 31, 2006
(Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (5.1%):
37,768	ACLC Business Loan Receivables, Series 1998-1, Class A1I, 6.44%, 9/15/19 (b)(c)	$36,659
137,497	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20 (b)(c)	131,997
439,681	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21 (b)(c)	423,055
454,168	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (b)(c)	461,146
107,448	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20 (b)(c)	107,409
250,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20 (b)(c)	244,430
189,955	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.39%, 12/25/34	190,787
257,194	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10 (b)(c)	261,371
500,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13 (b)(c)	489,754
359,526	Peachtree Franchise Loan LLC., Series 1999-A, Class A1, 6.68%, 1/15/21 (b)(c)	361,490

Total Asset Backed Securities (Cost $2,531,772)		2,708,098

Mortgage Backed Securities (14.6%):
473,297	ABFS Mortgage Loan Trust, Series 2002-1 , Class A5, 6.51%, 12/15/32	477,056
201,278	ABN AMRO Mortgage Corp., Series 2003-7, Class A2, 5.00%, 7/25/18	194,511
39,000	Banc of America Mortgage Securities, Series 2004-3, Class 1A3, 5.50%, 4/25/34	34,234
90,835	Chase Mortgage Finance Corp., Series 2003-S2, Class A1, 5.00%, 3/25/18	88,344
5,822	Chase Mortgage Finance Corp., Series 2002-S8, Class 2A1, 6.50%, 8/25/29	5,835
6,139	Chase Mortgage Finance Corp., Series 2005-S1 Class 1A9, 5.50%, 5/25/35	6,028
12,000	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A11, 5.50%, 12/25/33	10,524
335,824	Citicorp Mortgage Securities, Inc., Series 2004-9, Class 1A9, 5.25%, 12/25/34	335,824
17,903	Countrywide Home Loans, Series 2003-40, Class A3, 4.50%, 10/25/18	15,768

10,000	Countrywide Home Loans, Series 2003-1, Class 1A2, 5.50%, 3/25/33	9,808
51,569	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	49,409
10,000	Countrywide Home Loans, Series 2004-4, Class A24, 5.50%, 5/25/34	9,155
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	21,044
32,680	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	32,598
138,321	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	135,379
16,356	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 2A1, 5.00%, 12/25/32	16,270
177,755	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-11, Class 1A3, 4.50%, 6/25/33	174,028
224,567	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	220,419
6,651	Fannie Mae, 5.00%, 3/1/18, Pool #688031	6,443
10,967	Fannie Mae, 4.50%, 5/1/19, Pool #761398	10,399
110,833	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	116,421
131,696	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	135,310
37,000	Fannie Mae, Series 1994-51 Class LL, 6.75%, 3/25/24	37,847
18,344	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	18,680
47,852	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	47,843
28,500	Fannie Mae, Series 2001-60, Class PM, 6.00%, 3/25/30	28,439
18,000	Fannie Mae, Series 2002-21 Class LL, 6.25%, 4/25/32	17,637
467,317	Fannie Mae, 4.89%, 2/1/33, Pool #683235	452,543
10,921	Fannie Mae, 5.50%, 2/1/33, Pool #683351	10,561
11,044	Fannie Mae, 5.00%, 8/1/33, Pool #730856	10,403
4,218	Fannie Mae, 5.50%, 9/1/34, Pool #725773	4,073
14,332	Fannie Mae, 5.00%, 7/1/35, Pool #832198	13,453
36,498	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	36,450
161,537	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	163,545
141,443	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	149,222
97,712	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	89,650
112	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	112
2,006	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	2,005
36,795	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	37,135

20,124	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	19,334
285,000	Freddie Mac, Series 2877 Class AL, 5.00%, 10/15/24	263,275
14,402	Freddie Mac, Series 54, Class C, 7.75%, 3/18/25	14,696
116,868	Freddie Mac, Series 2503 Class JD, 5.50%, 3/15/26	116,662
501,886	Freddie Mac, Series 1999, Class PU, 7.00%, 10/15/27	514,252
100,000	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	100,861
58,865	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	57,671
3,007	Freddie Mac, Series 2462, Class JE, 6.50%, 11/15/30	3,000
199,875	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	202,340
8,961	Freddie Mac, 6.00%, Pool #A36085 7/1/35	8,865
22,302	Freddie Mac, 6.50%, Pool #G08113 2/1/36	22,556
2,489	Government National Mortgage Assoc., 10.50%, 11/15/15, Pool #268347	2,725
17,135	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	18,496
33,509	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	34,629
42,228	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	44,247
8,643	Government National Mortgage Assoc., 7.50%, 12/15/25, Pool #401510	9,067
41,760	Government National Mortgage Assoc., 8.00%, 5/15/26, Pool #428480	44,595
1,437	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	1,535
8,025	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	8,211
39,906	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	40,890
15,310	Government National Mortgage Assoc., 6.75%, 11/15/28, Pool #491296	15,696
92,765	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	95,911
243,879	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	243,139
188,043	JP Morgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	185,900
33,330	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	33,261
150,630	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	147,712
20,000	Master Asset Securitization Trust, Series 2003-8, Class 3A11, 5.25%, 9/25/33	18,617

241,615	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	236,933
278,066	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	280,604
44,422	Residential Funding Mortgage Securities, Inc., Series 2004-S8, Class A7, 5.50%, 9/25/34	43,797
51,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	50,809
388,662	Structured Asset Securities Corporation, Series 2004-3, Class 3A1, 5.50%, 3/25/19	380,646
212,521	Structured Mortgage Asset Residential Trust, Series 2003-1, Class 2A1, 6.00%, 2/25/18	212,883
219,664	Wachovia Mortgage Loan Trust, LLC., Series 2005-A, Class 4A2, 5.32%, 8/20/35, **	211,596
57,993	Washington Mutual MSC Mortgage, Series 2002-MS9, Class 2A2, 5.25%, 12/25/17	56,633
18,158	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	18,301
558,797	Wells Fargo Mortgage Backed Securities, Series 2004-5, Class 1A1, 5.00%, 6/25/19	538,803
79,566	Wells Fargo Mortgage Backed Securities, Series 2004-7, Class 2A2, 5.00%, 7/25/19	76,532
220,991	Wells Fargo Mortgage Backed Securities Trust, Series 2003-2, Class A6, 5.25%, 2/25/18	217,052

Total Mortgage Backed Securities (Cost $7,925,713)		7,817,137

Corporate Bonds (15.1%):
Banking (0.7%):
381,000	JP Morgan Chase & Co., 7.00%, 11/15/09	396,516

Brokerage Services (2.6%):
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	193,311
500,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	472,277
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	727,125

		1,392,713

Financial Services (9.2%):
100,000	American International Group Inc., 4.25%, 5/15/13	91,100
500,000	General Electric Capital Corp., 7.50%, 6/15/09	525,389
545,000	General Electric Capital Corp., 5.45%, 1/15/13	537,613
150,000	Household Finance Corp., 6.50%, 11/15/08	153,135
5,000	Household Finance Corp., 7.50%, 3/15/22, Callable 3/15/07 @100*	4,994
13,000	Household Finance Corp., 7.60%, 4/15/22, Callable 4/15/07 @100*	13,026

20,000	Household Finance Corp., 7.30%, 5/15/22, Callable 5/15/07 @100*	19,931
281,000	Household Finance Corp., 7.40%, 8/15/22	281,268
240,000	Household Finance Corp., 7.45%, 8/15/22, Callable 8/15/07 @100*	240,516
500,000	I-Preferred Term Securities, 6.93%**, 12/11/32, Callable 12/11/07 @ 100* (c)	500,000
1,000,000	Preferred Term Securities IX, 6.84%**, 4/3/33, Callable 4/3/08 @ 100* (c)	1,000,001
500,000	Preferred Term Securities XI, 6.52%**, 9/24/33, Callable 9/24/08 @ 100* (c)	500,000
1,000,000	Preferred Term Securities XV, 6.65%**, 9/24/34, Callable 9/26/09 @100* (c)	1,000,001

		4,866,974

Telecommunications (2.6%):
1,000,000	Alltel Corp., 7.00%, 3/15/16	1,064,286
75,000	GTE Southwest, 7.50%, 3/15/26	77,382
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 9/15/06 @ 101.66*	125,342
135,000	Qwest Corp., 6.88%, 9/15/33	134,295

		1,401,305

Total Corporate Bonds (Cost $8,041,767)		8,057,508

Taxable Municipal Bonds (7.0%):
California (0.8%):
400,000	Monrovia Redevelopment Agency Tax Allocation, 6.90%, 5/1/17, Callable 5/1/08 @ 102*, Insured by: AMBAC	417,500

Colorado (2.4%):
1,195,000	Boulder County Colorado Development Revenue, Series B, 7.63%, 9/1/21, Callable 9/1/07 @ 100*, Insured by: AMBAC	1,232,344

Georgia (1.9%):
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/07 @ 102*, Insured by: FSA	1,038,750

Missouri (1.7%):
905,000	St. Louis Missouri Municipal Finance Corp., Firemens’ Retirement System Revenue, 6.55%, 8/1/09, Insured by: MBIA	934,413

Wisconsin (0.2%):
135,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/08 @ 100*	130,781

Total Taxable Municipal Bonds (Cost $3,620,461)		3,753,788

U.S. Government Agencies (36.7%):
Fannie Mae (11.2%):
500,000	2.63%, 9/29/06, Callable 9/29/06 @ 100*	495,845
500,000	4.50%**, 7/6/10, Callable 7/6/06 @ 100*	487,896
500,000	4.00%**, 7/28/10, Callable 7/28/06 @ 100*	485,556
500,000	4.00%, 11/10/11, Callable 8/10/06 @ 100*	487,792
250,000	4.13%, 9/14/12, Callable 6/14/06 @ 100*	244,688

140,000	4.13%**, 5/13/13, Callable 7/10/06 @ 100*	136,439
1,250,000	4.16%, 6/11/13, Continuously Callable @ 100*	1,153,889
750,000	5.00%**, 9/24/13, Callable 6/24/06 @ 100*	732,343
500,000	5.00%**, 4/11/14, Callable 7/11/06 @ 100*	477,031
51,000	4.13%**, 8/25/14, Callable 7/10/06 @ 100*	49,458
500,000	5.00%**, 11/28/14, Callable 8/28/06 @ 100*	487,522
76,000	4.00%**, 4/12/16, Callable 7/10/06 @ 100*	72,914
130,000	4.00%**, 3/8/17, Callable 7/10/06 @ 100*	124,368
85,000	4.25%**, 8/1/18, Callable 8/1/06 @ 100*	81,703
32,000	5.00%**, 9/17/19, Callable 7/6/06 @ 100*	30,520
40,000	4.50%**, 9/30/19, Callable 7/10/06 @ 100*	37,950
410,000	5.00%**, 11/19/19, Callable 7/10/06 @ 100*	390,468

		5,976,382

Federal Farm Credit Bank (0.5%):
250,000	3.97%, 6/17/08, Continuously Callable @ 100	243,503

Federal Home Loan Bank (13.9%):
100,000	3.30%, 5/28/08, Callable 7/5/06 @ 100*	96,197
140,000	2.75%**, 6/26/08, Callable 6/26/06 @ 100*	136,973
100,000	3.35%, 7/30/08, Callable 7/30/06 @ 100*	96,008
150,000	4.00%**, 12/26/08, Callable 7/26/06 @ 100*	146,927
300,000	4.45%**, 4/15/09, Callable 10/16/06 @ 100*	293,028
250,000	5.00%**, 4/12/10, Callable 7/12/06 @ 100*	248,747
250,000	4.00%**, 6/30/10, Callable 6/30/06 @ 100*	244,984
135,000	3.25%**, 7/16/10, Callable 7/16/06 @ 100*	128,606
100,000	4.25%**, 11/21/11, Callable 8/21/06 @ 100*	96,838
350,000	5.00%, 4/30/12, Callable 7/30/06 @100*	338,887
1,400,000	5.25%, 8/22/12, Callable 8/22/06 @ 100*	1,364,774
25,000	4.87%, 9/7/12, Callable 7/5/06 @ 100*	24,029
100,000	4.00%**, 7/30/13, Callable 7/30/06 @ 100*	94,694
500,000	5.20%, 9/20/13, Callable 7/5/06 @ 100*	479,633
500,000	4.02%**, 2/27/14, Callable 8/27/06 @ 100*	491,027
420,000	4.00%**, 3/24/14, Callable 9/24/06 @100*	408,903
194,444	4.75%**, 4/30/14, Callable 7/30/06 @ 100*	189,368
200,000	5.28%, 10/17/14, Callable 10/17/06 @ 100*	193,390
300,000	5.00%**, 10/20/15, Callable 10/20/06 @ 100*	289,875

250,000	4.00%**, 3/30/16, Callable 6/30/06 @ 100*	236,510
500,000	4.50%**, 6/5/18, Callable 6/5/06 @ 100*	465,985
100,000	4.13%**, 6/26/18, Callable 6/26/06 @ 100*	93,111
100,000	4.00%**, 7/9/18, Callable 7/9/06 @ 100*	91,325
250,000	4.25%**, 7/16/18, Callable 7/16/06 @ 100*	227,328
650,000	5.00%**, 7/16/18, Callable 7/16/06 @100*	623,951
100,000	4.25%**, 7/17/18, Callable 7/17/06 @ 100*	91,911
200,000	4.50%**, 7/30/18, Callable 7/30/06 @ 100*	185,825
100,000	5.00%**, 3/25/19, Callable 9/25/06 @ 100*	94,462

		7,473,296

Freddie Mac (11.1%):
200,000	3.50%, 4/1/09, Callable 10/1/06 @ 100*	190,500
102,000	3.15%, 7/15/09, Callable 7/5/06 @ 100*	95,606
100,000	4.50%**, 11/30/10, Callable 7/5/06 @ 100*	97,975
500,000	4.55%, 1/20/11	483,029
1,500,000	4.63%, 5/28/13, Callable 11/28/06 @ 100*	1,402,409
240,000	3.50%**, 7/15/13, Callable 7/5/06 @ 100*	230,727
1,000,000	5.30%, 7/29/13, Callable 7/5/06 @ 100*	974,079
25,000	4.00%**, 9/15/13, Callable 7/3/06 @ 100*	23,731
75,000	5.13%, 10/15/13, Callable 7/5/06 @ 100*	73,326
500,000	4.00%, 10/28/13, Callable 7/5/06 @ 100*	481,239
42,000	4.00%**, 9/30/14, Callable 7/5/06 @ 100*	39,561
20,000	4.00%**, 12/15/14, Callable 12/15/06 @100*	19,025
25,000	4.00%**, 3/15/15, Callable 7/3/06 @ 100*	23,906
130,000	5.00%**, 4/28/15, Callable 7/3/06 @ 100*	126,700
35,000	4.00%**, 2/29/16, Callable 7/10/06 @ 100*	33,709
25,000	4.00%**, 10/15/16, Callable 10/15/06 @100*	23,630
50,000	4.00%**, 3/15/18, Callable 7/3/06 @ 100*	47,547
165,000	5.00%, 3/26/18, Callable 7/5/06 @100*	153,138
400,000	4.00%**, 6/25/18, Callable 7/5/06 @ 100*	368,293
373,000	4.00%**, 7/18/18, Callable 7/5/06 @ 100*	354,192
273,000	4.13%**, 7/25/18, Callable 7/5/06 @ 100*	259,517
100,000	4.13%**, 8/1/18, Callable 8/1/06 @ 100*	95,912
32,000	5.00%**, 2/25/19, Callable 7/5/06 @ 100*	30,613
140,000	4.00%**, 3/28/19, Callable 7/5/06 @ 100*	132,822

115,000	4.50%**, 3/29/19, Callable 7/5/06 @ 100*	107,745
25,000	5.00%**, 7/15/19, Callable 7/15/07 @ 100*	23,667
125,000	4.63%**, 10/18/19, Callable 7/5/06 @ 100*	119,070

		6,011,668

Total U.S. Government Agencies (Cost $20,210,313)		19,704,849

U.S. Treasury Bonds (5.7%):
1,000,000	5.50%, 8/15/28	1,021,797
2,000,000	5.38%, 2/15/31	2,022,812

Total U.S. Treasury Bonds (Cost $3,119,081)		3,044,609

U.S. Treasury Notes (13.6%):
1,500,000	4.00%, 3/15/10	1,447,734
1,000,000	5.00%, 8/15/11	999,290
2,000,000	4.25%, 8/15/13	1,898,983
250,000	4.25%, 11/15/14	235,293
1,050,000	4.13%, 5/15/15	975,392
1,050,000	4.25%, 8/15/15	982,735
500,000	4.50%, 11/15/15	476,270
250,000	4.50%, 2/15/16	237,940

Total U.S. Treasury Notes (Cost $7,554,031)		7,253,637

Investments in Affiliates (1.6%):
849,020	American Performance Institutional Cash Management Fund	849,020

Total Investments in Affiliates (Cost $849,020)		849,020

Total Investments (Cost $53,852,158) (a) - 99.4%		53,188,646
Other assets in excess of liabilities - 0.6%		336,804

NET ASSETS - 100.0%		$53,525,450

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$520,882
Unrealized depreciation	(1,227,309)

Net unrealized depreciation	$(706,427)

(b)	Represents an illiquid security.

Issue Description	Acquisition Date	Cost	Value per Share	Percent of Fund Net Assets
ACLC Business Loan Receivables Trust, Series 1998-1, Class A11, 6.44%, 9/15/19	12/17/2003	$36,635	$0.97	0.07%
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/15/2003	126,325	0.96	0.26%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/28/2003	427,747	0.96	0.80%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/19/2003	422,376	1.02	0.86%
Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	8/7/2003	99,926	1.00	0.20%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/1/2003	202,500	0.98	0.47%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/16/2003	256,229	1.02	0.49%
Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	10/9/2003	383,750	0.98	0.94%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/24/2003	348,740	1.01	0.68%

(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended.
*	Represents next call date. Additional subsequent call dates and amounts also apply to this security.
**	Represents Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2006. The date presented reflects the final maturity date.

AMBAC - American Municipal Bond Assurance Corp.

FSA - Financial Security Assurance

GO - General Obligations Bond

MBIA- Municipal Bond Insurance Association

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund
Schedule of Portfolio Investments	May 31, 2006
(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks (46.6%):
Advertising (0.0%):
20	ADVO, Inc.	$533
240	Vertrue, Inc. (b)	9,348

		9,881

Aerospace/Defense (0.3%):
340	Armor Holdings, Inc. (b)	19,421
540	Curtiss-Wright Corp.	18,252
191	DRS Technologies, Inc.	10,173
240	Esterline Technologies Corp. (b)	9,842
180	FEI Co. (b)	4,212
1,640	General Dynamics Corp.	104,370
570	Moog, Inc. (b)	19,819
1,780	Northrop Grumman Corp.	115,130

		301,219

Airlines (0.0%):
380	Alaska Air Group, Inc. (b)	14,722
430	Mesa Air Group, Inc. (b)	4,119

		18,841

Apparel / Footwear (0.2%):
490	Brown Shoe Co., Inc.	17,238
3,830	Foot Locker Inc.	92,533
380	Genesco, Inc. (b)	13,372
660	K-Swiss, Inc., Class A	17,411
110	Oxford Industries, Inc.	4,435
810	Quiksilver, Inc. (b)	10,093
30	Russell Corp.	548
285	Steven Madden, Ltd.	9,114
510	Stride Rite Corp.	6,421
30	Wolverine World Wide, Inc.	688

		171,853

Apparel Manufacturers (0.6%):
4,440	Cintas Corp.	188,078
5,600	Coach, Inc. (b)	162,848
2,770	Nike, Inc., Class B	222,458

		573,385

Automotive Parts (0.1%):
450	A.O. Smith Corp.	19,778
200	Autoliv, Inc.	11,120
620	CLARCOR, Inc.	19,499
450	Modine Manufacturing Co.	10,575
490	Navistar International Corp. (b)	13,024
380	Oshkosh Truck Corp.	20,083

		94,079

Banking (3.6%):
760	BancorpSouth, Inc.	19,775
10,120	Bank of America Corp.	489,808
1,080	Bank of Hawaii Corp.	54,788
330	Bank of the Ozarks, Inc.	10,649
290	Capital Crossing Bank (b)	6,583
620	Chittenden Corp.	16,771
14,940	Citigroup, Inc.	736,541
480	Columbia Banking System, Inc.	16,128
6,080	Commerce Bancorp, Inc.	238,883
590	Corus Bankshares, Inc.	16,668
880	Dime Community Bancshares, Inc.	12,443
570	Downey Financial Corp.	38,817
490	East West Bancorp, Inc.	19,576
560	First Niagara Financial Group, Inc.	7,890
440	Hancock Holding Co.	23,734
320	Independence Community Bank Corp.	13,434
550	IndyMac Bancorp, Inc.	25,245
1,040	International Bancshares Corp.	29,640
7,200	JP Morgan Chase & Co.	307,008
610	Mid-State Bancshares	16,128
460	National City Corp.	16,965
600	NewAlliance Bancshares, Inc.	8,442
4,500	PNC Financial Services Group	310,095
590	Prosperity Bancshares, Inc.	19,051
320	Sterling Bancshares, Inc.	5,469
450	Suffolk Bancorp	13,793
250	SVB Financial Group (b)	12,055
6,310	Synovus Financial Corp.	166,016
6,200	The Bank of New York Co., Inc.	206,026
690	UCBH Holdings, Inc.	12,199
720	Umpqua Holdings Corp.	18,965
190	Washington Mutual, Inc.	8,723
3,300	Wells Fargo & Co.	219,021
560	Wilshire Bancorp, Inc.	9,906
240	Wintrust Financial Corp.	12,319

		3,139,554

Beverages (0.5%)
10,190	Constellation Brands, Inc. (b)	251,693
110	Hansen Natural Corp. (b)	20,336
2,930	PepsiCo, Inc.	177,148

		449,177

Broadcasting/Cable (0.4%):
6,390	Comcast Corp., Class A Special (b)	205,311
920	Cox Radio, Inc. (b)	12,944
4,800	EchoStar Communications Corp., Class A (b)	143,664

		361,919

Building Materials (0.1%):
680	ABM Industries, Inc.	11,798
420	Building Materials Holding Corp.	11,978
140	Eagle Materials, Inc.	6,822
180	Florida Rock Industries, Inc.	9,468
290	Genlyte Group, Inc. (b)	20,236
90	Griffon Corp. (b)	2,443
530	Simpson Manufacturing Co., Inc.	18,386
330	Universal Forest Products, Inc.	21,691
220	USG Corp. (b)	20,258

		123,080

Business Equipment & Services (0.8%):
390	Administaff, Inc.	14,988
310	CDI Corp.	9,130
30	Checkpoint Systems, Inc. (b)	678
1,650	Convergys Corp. (b)	30,756
590	EPIQ Systems, Inc. (b)	9,452
980	Equifax, Inc.	35,358
4,290	First Data Corp.	197,812
3,890	Fiserv, Inc. (b)	167,854
200	FTI Consulting, Inc. (b)	5,278
440	Global Payments, Inc.	20,495
570	iPass, Inc. (b)	3,625
410	Labor Ready, Inc. (b)	9,492
670	LECG Corp. (b)	11,725
460	MAXIMUS, Inc.	14,623
4,040	Reynolds & Reynolds Co., Class A	113,161
490	SOURCECORP, Inc. (b)	12,191
440	Spherion Corp. (b)	3,678
410	Tetra Tech, Inc. (b)	7,216
350	United Stationers, Inc. (b)	16,247
660	Watson Wyatt & Co. Holdings	23,654

		707,412

Casino Hotels (0.0%):
950	Ameristar Casinos, Inc.	19,779

Chemicals (1.2%):
570	A. Schulman, Inc.	13,766
5,550	Ashland, Inc.	346,874
8,490	Chemtura Corp.	83,457
5,310	Ecolab, Inc.	205,550
460	Fuller (H. B.) Co.	22,195
280	Lubrizol Corp.	11,318
210	Minerals Technologies, Inc.	12,251
880	NL Industries, Inc.	10,481
3,680	Praxair, Inc.	193,936
2,790	Sigma-Aldrich Corp.	193,682
380	Terra Nitrogen Co., L.P.	7,988

		1,101,498

Commercial Services (0.5%):
20	Aaron Rents, Inc.	540
750	Advance America Cash Advance Centers, Inc.	11,363
3,300	ARAMARK Corp., Class B	108,075
870	Deluxe Corp.	18,696
350	Grupo Aeroportuario del Pacifico SA de CV ADR	11,655
2,780	Jacobs Engineering Group, Inc. (b)	216,923
250	NCO Group, Inc. (b)	6,578
2,980	The Servicemaster Co.	32,184

		406,014

Computer Software & Services (2.6%):
1,770	Activision, Inc. (b)	23,134
3,060	Adobe Systems, Inc. (b)	87,608
3,530	Akamai Technologies, Inc. (b)	110,454
420	ANSYS, Inc. (b)	21,185

220	Anteon International Corp. (b)	12,104
7,000	Arrow Electronics, Inc. (b)	227,499
2,870	Autodesk, Inc. (b)	104,439
540	Brady Corp.	21,497
280	CACI International, Inc., Class A (b)	17,058
470	CIBER, Inc. (b)	2,985
300	Cognex Corp.	7,533
2,040	Computer Sciences Corp. (b)	114,750
1,960	DST Systems, Inc. (b)	115,248
26,180	Emdeon Corp. (b)	303,949
1,660	Epicor Software Corp. (b)	17,911
510	FactSet Research Systems, Inc.	22,904
480	FileNET Corp. (b)	12,504
290	Google, Inc., Class A (b)	107,828
620	Hyperion Solutions Corp. (b)	17,800
530	Internet Security Systems, Inc. (b)	10,854
250	JDA Software Group, Inc. (b)	3,480
490	Mantech International Corp. (b)	16,587
7,830	Microsoft Corp.	177,349
220	MRO Software, Inc. (b)	4,616
3,240	Network Appliance, Inc. (b)	103,680
8,080	Oracle Corp. (b)	114,898
860	Perot Systems Corp., Class A (b)	12,074
600	Progress Software Corp. (b)	13,968
3,730	SRA International, Inc., Class A (b)	117,345
320	Sybase, Inc. (b)	6,518
6,920	Take-Two Interactive Software, Inc. (b)	112,727
1,150	Tech Data Corp. (b)	41,745
790	THQ, Inc. (b)	18,431
1,640	United Online, Inc.	19,549
5,100	Verisign, Inc. (b)	114,495
470	WebEx Communications, Inc. (b)	15,440
590	Zoran Corp. (b)	14,603

		2,266,749

Computers & Peripherals (1.6%):
330	Anixter International, Inc.	16,081
1,740	Apple Computer, Inc. (b)	104,000
444	Avid Technology, Inc. (b)	17,489
340	Black Box Corp.	17,561
10,120	Cisco Systems, Inc. (b)	199,162
9,200	EMC Corp. (b)	117,760
10,930	Hewlett-Packard Co.	353,913
3,540	International Business Machines Corp.	282,846
390	Komag, Inc. (b)	16,197
590	Palm, Inc. (b)	9,723
570	Paxar Corp. (b)	12,124
29,870	Solectron Corp. (b)	106,337
6,820	Western Digital Corp. (b)	138,787

		1,391,980

Construction (0.1%):
250	EMCOR Group, Inc. (b)	12,023
965	MDC Holdings, Inc.	52,254
20	NVR, Inc. (b)	12,180
210	URS Corp. (b)	8,902

		85,359

Consulting Services (0.0%):
3,200	SM&A (b)	18,624

Consumer Products (0.7%):
280	Central Garden & Pet Co. (b)	11,724
1,050	CNS, Inc.	23,951
570	Delta & Pine Land Co.	16,142
750	Fortune Brands, Inc.	55,500
460	JAKKS Pacific, Inc. (b)	8,965
4,350	Newell Rubbermaid, Inc.	115,101
490	Pool Corp.	21,163
600	RC2 Corp. (b)	21,330
510	Russ Berrie & Company, Inc. (b)	6,630
280	Silgan Holdings Inc.	10,469
190	Snap-on, Inc.	7,957
440	Stanley Furniture Co., Inc.	11,264
3,000	The Clorox Co.	189,570
3,250	The Estee Lauder Co., Inc., Class A	133,055
470	The Yankee Candle Co., Inc.	12,822
120	Whirlpool Corp.	10,790

		656,433

Consumer Services (0.2%):
3,860	Avon Products, Inc.	122,361
440	Netflix, Inc. (b)	12,184
750	priceline.com, Inc. (b)	23,325
1,350	Service Corp. International	10,787

		168,657

Diversified Manufacturing Operations (2.0%):
2,310	3M Co.	193,255
430	Albany International Corp., Class A	17,183
360	AptarGroup, Inc.	18,936
20	Carbo Ceramics, Inc.	1,005
1,000	Cummins, Inc.	110,210
3,300	Danaher Corp.	211,563
350	EnPro Industries, Inc. (b)	12,166
14,600	General Electric Co.	500,195
280	Johnson Controls, Inc.	23,848
720	Lennox International, Inc.	20,498
3,200	Leucadia National Corp.	204,928
830	Northwest Pipe Co. (b)	22,227
460	NS Group, Inc. (b)	22,963
5,400	SPX Corp.	284,094
5,450	Tyco International Ltd.	147,750
310	Watts Water Technologies, Inc.	10,627
470	Woodward Governor Co.	14,880

		1,816,329

Educational Services (0.0%):
600	Education Management Corp. (b)	25,770

Electronic Components/Instruments (1.3%):
10	Acuity Brands, Inc.	399
200	American Science and Engineering, Inc. (b)	11,494
4,190	Amphenol Corp., Class A	232,754
5,400	Avnet, Inc. (b)	119,232
330	Belden CDT, Inc.	10,504

555	Benchmark Electronics, Inc. (b)	13,437
2,740	Cree, Inc. (b)	70,281
390	CTS Corp.	5,296
270	Energy Conversion Devices, Inc. (b)	10,733
2,490	Hubbell, Inc., Class B	125,372
2,550	L-3 Communications Holdings, Inc.	186,047
910	LoJack Corp. (b)	16,062
330	Measurement Specialties, Inc. (b)	9,019
590	Methode Electronics, Inc., Class A	5,629
190	Mettler-Toledo International, Inc. (b)	12,310
6,120	Microchip Technology, Inc.	209,915
360	Molecular Devices Corp. (b)	10,346
780	Omnivision Technologies, Inc. (b)	22,854
250	Park Electrochemical Corp.	7,943
480	Trimble Navigation Ltd. (b)	22,051
350	Vicor Corp.	6,230
1,800	Waters Corp. (b)	74,970

		1,182,878

Entertainment (0.5%):
180	Aztar Corp. (b)	9,335
1,420	Bluegreen Corp. (b)	17,097
820	Carnival Corp.	32,726
1,180	DreamWorks Animation SKG, Inc. (b)	30,621
1,130	Harrah’s Entertainment, Inc.	85,925
2,010	International Speedway Corp., Class A	97,565
600	Marvel Entertainment, Inc. (b)	11,460
380	Polaris Industries, Inc.	16,921
165	Shuffle Master, Inc. (b)	6,016
9,800	Time Warner, Inc.	168,659

		476,325

Financial Services (3.4%):
1,250	A.G. Edwards, Inc.	67,000
340	Accredited Home Lenders Holding Co. (b)	17,660
280	AllianceBernstein Holding LP	18,278
6,040	Allied Capital Corp.	181,683
3,490	American Capital Strategies Ltd.	119,533
620	ASTA Funding, Inc.	22,667
40	Boston Private Financial Holdings, Inc.	1,200
6,800	Checkfree Corp. (b)	339,523
2,000	CIT Group, Inc.	102,800
130	Coinstar, Inc. (b)	3,052
410	CompuCredit Corp. (b)	15,687
3,070	Countrywide Financial Corp.	117,520
7,210	Eaton Vance Corp.	191,209
910	eFunds Corp. (b)	20,548
1,570	Fannie Mae	78,108
430	Freddie Mac	25,817
3,380	Friedman, Billings, Ramsey Group, Inc.	35,524
460	Investment Technology Group, Inc. (b)	21,758
90	iStar Financial, Inc.	3,427

550	Janus Capital Group, Inc.	9,906
940	Knight Capital Group, Inc., Class A (b)	14,495
7,700	Lehman Brothers Holdings, Inc.	512,896
1,540	Mellon Financial Corp.	55,717
2,810	Merrill Lynch & Co.	203,472
3,290	Nelnet, Inc., Class A (b)	122,947
4,550	Nuveen Investments, Inc., Class A	204,341
2,780	T Rowe Price Group, Inc.	219,898
660	The Bear Stearns Companies, Inc.	88,275
390	The First Marblehead Corp.	17,694
590	The Student Loan Corp.	109,716
280	World Acceptance Corp. (b)	9,008

		2,951,359

Food - Wholesale/Distribution (0.3%):
1,380	SUPERVALU, INC.	40,241
7,980	Sysco Corp.	244,028

		284,269

Food Products & Services (0.8%):
6,050	Coca Cola Enterprises, Inc.	118,943
660	Corn Products International, Inc.	17,609
690	Flowers Foods, Inc.	20,058
570	Hain Celestial Group, Inc. (b)	14,632
640	J & J Snack Foods, Inc.	20,704
3,850	Kraft Foods, Inc., Class A	127,435
1,430	M&F Worldwide Corp. (b)	22,594
680	Nature’s Sunshine Products, Inc.	7,344
410	Performance Food Group Co. (b)	13,362
5,240	Pilgrim’s Pride Corp.	141,637
530	Premium Standard Farms, Inc.	8,803
300	Ralcorp Holdings, Inc. (b)	12,543
10,280	Tyson Foods, Inc., Class A	164,583
430	United Natural Foods, Inc. (b)	14,233

		704,480

Hazardous Waste Disposal (0.2%):
3,140	Stericycle, Inc. (b)	209,344

Health Care (1.4%):
1,700	Aetna, Inc.	65,382
340	Amedisys, Inc. (b)	12,155
1,360	American Dental Partners, Inc. (b)	18,850
280	Arthrocare Corp. (b)	11,827
650	Centene Corp. (b)	16,933
170	Cerner Corp. (b)	6,457
3,430	Cigna Corp.	318,097
232	Coventry Health Care, Inc. (b)	12,122
310	Cross Country Healthcare, Inc. (b)	5,465
100	Genesis HealthCare Corp. (b)	4,707
910	HCA, Inc.	40,450
290	Health Net, Inc. (b)	12,476
390	Healthways, Inc. (b)	20,725
4,930	Humana, Inc. (b)	249,605
750	IDEXX Laboratories, Inc. (b)	57,323
910	Kinetic Concepts, Inc. (b)	35,399
160	Myogen, Inc. (b)	4,984
510	Odyssey Healthcare, Inc. (b)	8,318
500	Pediatrix Medical Group, Inc. (b)	23,095

540	Sierra Health Services, Inc. (b)	22,248
500	Sunrise Senior Living, Inc. (b)	16,745
60	United Surgical Partners International, Inc. (b)	1,867
290	UnitedHealth Group, Inc.	12,748
3,258	Wellpoint, Inc. (b)	233,207

		1,211,185

Home Builders (0.2%):
230	Beazer Homes USA, Inc.	11,443
300	M/I Homes, Inc.	10,800
340	Meritage Corp. (b)	18,221
1,320	Orleans Homebuilders, Inc.	26,083
220	Ryland Group, Inc.	10,826
2,940	Standard Pacific Corp.	88,405
420	WCI Communities, Inc. (b)	8,900

		174,678

Human Resources (0.0%):
790	MPS Group, Inc. (b)	11,882

Instruments - Scientific (0.2%):
2,910	Fisher Scientific International, Inc. (b)	216,068

Insurance (2.4%):
3,810	AFLAC, Inc.	178,308
9,010	American International Group, Inc.	547,807
290	AmerUs Group Co.	16,861
510	Assured Guaranty Ltd.	12,704
330	Baldwin & Lyons, Inc., Class B	7,755
360	Bristol West Holdings, Inc.	6,077
510	Conseco, Inc. (b)	12,286
380	Delphi Financial Group, Inc.	20,091
160	Direct General Corp.	2,834
3,160	Fidelity National Financial, Inc.	131,108
570	Fidelity National Title Group, Inc., Class A	12,449
330	First American Corp.	13,850
190	FPIC Insurance Group, Inc. (b)	7,138
740	Fremont General Corp.	14,970
380	Hilb, Rogal & Hobbs Co.	14,786
330	LandAmerica Financial Group, Inc.	22,084
8,300	MetLife, Inc.	427,200
520	National Interstate Corp.	11,716
90	National Western Life Insurance Co., Class A	20,338
1,350	Nationwide Financial Services, Inc., Class A	58,455
690	Philadelphia Consolidated Holding Corp. (b)	22,874
440	ProAssurance Corp. (b)	20,772
2,630	Prudential Financial, Inc.	200,275
190	Safety Insurance Group, Inc	8,957
370	Selective Insurance Group, Inc.	20,165
380	Stewart Information Services Corp.	14,444
2,800	The Chubb Corp.	141,484
490	Torchmark Corp.	28,851
270	Triad Guaranty, Inc. (b)	14,615
2,400	W. R. Berkley Corp.	82,488
195	Zenith National Insurance Corp.	7,800

		2,101,542

Machinery & Equipment (0.6%):
640	AGCO Corp. (b)	15,654
1,700	Caterpillar, Inc.	124,015
130	Deere & Co.	11,128
260	Gardner Denver, Inc. (b)	19,620
300	IDEX Corp.	14,505
660	JLG Industries, Inc.	14,355
300	Roper Industries, Inc.	14,052
490	Timken Co.	15,401
480	Toro Co.	23,170
310	Tractor Supply Co. (b)	17,239
3,410	United Technologies Corp.	213,193
240	W.W. Grainger, Inc.	17,318
280	Watsco, Inc.	15,683

		515,333

Media (0.3%):
5,400	Cablevision Systems Corp., Class A	106,164
2,440	Hearst-Argyle Television, Inc.	54,070
12,450	Westwood One, Inc.	99,849

		260,083

Medical - Biotechnology (0.2%):
270	Biosite, Inc. (b)	12,147
365	Enzo Biochem, Inc. (b)	3,778
1,020	Genentech, Inc. (b)	84,619
630	Pharmaceutical Product Development, Inc.	22,888
300	Techne Corp. (b)	16,404

		139,836

Medical Equipment & Supplies (2.2%):
1,955	Anika Therapeutics, Inc. (b)	20,567
2,670	Bard (C.R.), Inc.	197,607
2,770	Baxter International, Inc.	104,429
1,240	Beckman Coulter, Inc.	68,572
1,930	Becton Dickinson & Co.	116,630
1,080	Biomet, Inc.	38,027
1,690	Dade Behring Holdings, Inc.	62,953
230	Datascope Corp.	7,891
340	Diagnostic Products Corp.	19,625
300	DJO, Inc. (b)	11,505
530	Greatbatch, Inc. (b)	12,026
240	Haemonetics Corp. (b)	12,120
6,730	Henry Schein, Inc. (b)	310,185
220	Hologic, Inc. (b)	8,688
465	Immucor, Inc. (b)	8,458
357	Intermagnetics General Corp. (b)	8,307
5,380	Johnson & Johnson	323,983
1,680	Lifecore Biomedical, Inc. (b)	25,200
4,660	Medtronic, Inc.	235,283
30	Mentor Corp.	1,212
395	Merit Medical Systems, Inc. (b)	4,523
360	Owens & Minor, Inc.	10,692
49	Per-Se Technologies, Inc. (b)	1,221
600	PolyMedica Corp.	23,034
380	ResMed, Inc. (b)	17,275

490	Respironics, Inc. (b)	16,670
5,930	Stryker Corp.	260,326
50	USANA Health Sciences, Inc. (b)	1,881
530	Viasys Healthcare, Inc. (b)	13,351
290	Vital Signs, Inc.	14,506

		1,956,747

Medical Labs & Testing Services (0.2%):
3,330	Covance, Inc. (b)	196,703

Metals - Processing & Fabrication (0.4%):
200	Carpenter Technology Corp.	22,360
340	Century Aluminum Co. (b)	14,161
170	Cleveland Cliffs, Inc.	12,515
590	Commercial Metals Co.	14,520
410	Encore Wire Corp. (b)	15,658
440	Maverick Tube Corp. (b)	21,208
660	Metal Management, Inc.	20,717
430	Mueller Industries, Inc.	14,040
430	Newmont Mining Corp.	22,425
140	Nucor Corp.	14,738
650	Pan American Silver Corp. (b)	12,506
800	Phelps Dodge Corp.	68,552
542	Quanex Corp.	21,311
200	Reliance Steel & Aluminum Co.	16,122
250	RTI International Metals, Inc. (b)	15,013
410	Ryerson Tull, Inc.	10,701
570	Schnitzer Steel Industries, Inc.	20,429
580	Shaw Group, Inc. (b)	15,451
400	Steel Dynamics, Inc.	23,236
340	Steel Technologies, Inc.	6,378

		382,041

Oil & Gas Exploration, Production and Services (2.2%):
3,040	Apache Corp.	197,235
260	Atwood Oceanics, Inc. (b)	12,680
3,330	Baker Hughes, Inc.	287,379
955	Barnwell Industries, Inc.	21,058
320	Cabot Oil & Gas Corp.	14,038
1,120	Callon Petroleum Co. (b)	20,003
520	Cimarex Energy Co.	21,091
1,580	Devon Energy Corp.	90,629
3,130	Dresser-Rand Group, Inc. (b)	75,621
9,370	El Paso Corp.	145,891
2,240	FMC Technologies, Inc. (b)	149,498
220	Frontier Oil Corp.	12,320
3,450	Halliburton Co.	257,336
390	Harvest Natural Resources, Inc. (b)	5,386
350	Headwaters, Inc. (b)	9,608
490	Helix Energy Solutions Group, Inc. (b)	17,375
100	Holly Corp.	8,343
200	Hydril Co. (b)	14,978
3,500	Kerr-McGee Corp.	373,975
390	Lone Star Technologies, Inc. (b)	18,915
260	Oceaneering International, Inc. (b)	19,500
170	Petroleum Development Corp. (b)	6,195
660	Pioneer Drilling Co. (b)	9,352
350	Pioneer Natural Resources Co.	14,284

1,090	Pogo Producing Co.	49,115
190	PrimeEnergy Corp. (b)	14,202
420	Remington Oil & Gas Corp. (b)	17,783
480	St. Mary Land & Exploration Co.	18,763
340	Stone Energy Corp. (b)	16,949
440	Swift Energy Co. (b)	17,670
740	TETRA Technologies, Inc. (b)	21,512
390	Unit Corp. (b)	23,369
140	W&T Offshore, Inc.	5,372
320	World Fuel Services Corp.	15,984

		2,003,409

Oil - Integrated Companies (1.2%):
230	BP Prudhoe Bay Royalty Trust	16,894
6,020	ConocoPhillips	381,006
350	Dominion Resources Black Warrior Trust	14,042
9,470	Exxon Mobil Corp.	576,817
800	Occidental Petroleum Corp.	79,272
320	SEACOR Holdings, Inc. (b)	26,080

		1,094,111

Paper Products (0.6%):
7,400	International Paper Co.	251,451
2,050	Kimberly-Clark Corp.	124,374
3,470	Louisiana-Pacific Corp.	84,182
440	Rayonier, Inc.	17,112
1,180	Temple-Inland, Inc.	50,752
2,510	Xerium Technologies, Inc.	24,573

		552,444

Pharmaceuticals (2.3%):
2,870	Abbott Laboratories	122,549
1,390	Allergan, Inc.	131,800
280	Alpharma, Inc., Class A	6,558
2,000	AmerisourceBergen Corp.	87,180
4,920	Amgen, Inc. (b)	332,542
510	Andrx Corp. (b)	11,914
230	Bradley Pharmaceuticals, Inc. (b)	2,976
4,780	Bristol-Myers Squibb Co.	117,349
4,400	Cardinal Health, Inc.	294,403
4,760	Caremark Rx, Inc. (b)	228,337
1,280	Charles River Laboratories International, Inc. (b)	51,251
490	Genzyme Corp. (b)	29,155
1,480	Mannatech, Inc.	20,705
2,564	Medco Health Solutions, Inc. (b)	138,200
3,490	Merck & Co., Inc.	116,182
1,830	Mylan Laboratories, Inc.	38,265
740	NBTY, Inc. (b)	19,403
50	Par Pharmaceutical Cos., Inc. (b)	1,148
440	PAREXEL International Corp. (b)	12,628
850	PRA International (b)	21,310
1,600	QLT, Inc. (b)	11,552
930	Sepracor, Inc. (b)	48,146
4,260	Watson Pharmaceutical, Inc. (b)	107,906
1,670	Wyeth	76,386

		2,027,845

Printing & Publishing (0.1%):
1,130	Cadmus Communications Corp.	20,250
370	Consolidated Graphics, Inc. (b)	18,848

410	Global Imaging Systems, Inc. (b)	16,790
440	John H. Harland Co.	18,845
900	The McClatchy Co., Class A	40,490
530	Thomas Nelson, Inc.	15,768

		130,991

Raw Materials (0.0%):
280	Alliance Resource Partners LP	10,366
390	AMCOL International Corp.	10,541
230	Massey Energy Co.	8,584

		29,491

Real Estate (0.0%):
1,100	Tarragon Corp.	16,797

Recreational Products (0.0%):
400	Arctic Cat, Inc.	7,336
2,120	Escalade, Inc.	23,108
420	K2, Inc. (b)	4,633

		35,077

REITS (0.1%):
190	Agree Realty Corp.	5,862
690	American Home Mortgage Investment Corp.	23,025
270	American Land Lease, Inc.	6,772
540	Anthracite Capital, Inc.	6,080
230	BRT Realty Trust	6,125
540	Capital Lease Funding, Inc.	6,426
200	Centracore Properties Trust	4,844
1,340	Impac Mortgage Holdings, Inc.	14,271
290	New Century Financial Corp.	13,505
300	One Liberty Properties, Inc.	5,937
50	PMC Commercial Trust	653
570	RAIT Investment Trust	14,364
340	Redwood Trust, Inc.	15,626
190	Universal Health Realty Income Trust	5,922

		129,412

Restaurants (0.3%):
520	CBRL Group, Inc.	19,463
1,450	Checkers Drive-In Restaurants, Inc. (b)	21,300
460	Jack In the Box, Inc. (b)	19,164
20	Landry’s Seafood Restaurants, Inc. (b)	612
400	Lone Star Steakhouse & Saloon, Inc.	10,412
290	P.F. Chang’s China Bistro, Inc. (b)	12,009
550	Papa John’s International, Inc. (b)	17,303
270	RARE Hospitality International, Inc. (b)	8,303
360	Ruby Tuesday, Inc.	10,012
750	Ryan’s Restaurant Group, Inc. (b)	9,278
2,630	YUM! Brands, Inc.	132,551

		260,407

Retail (4.1%):
410	Aeropostale, Inc. (b)	10,143
5,490	AutoNation, Inc. (b)	119,078
4,640	Bed Bath & Beyond, Inc. (b)	163,189

4,070	Best Buy Co., Inc.	215,710
890	Big Lots, Inc. (b)	14,436
3,450	BJ’s Wholesale Club, Inc. (b)	101,775
5,050	Borders Group, Inc.	104,838
500	Casey’s General Stores, Inc.	11,195
805	Cato Corp., Class A	18,990
390	Children’s Place Retail Stores, Inc. (b)	22,686
640	Christopher & Banks Corp.	17,242
30	Cost Plus, Inc. (b)	453
5,460	Costco Wholesale Corp.	288,997
6,740	CVS Corp.	188,046
210	Dick’s Sporting Goods, Inc. (b)	8,165
390	DSW, Inc., Class A (b)	11,700
290	Ethan Allen Interiors, Inc.	11,037
240	Furniture Brands International, Inc.	5,165
261	GameStop Corp., Class A (b)	11,207
360	Group 1 Automotive, Inc.	21,877
580	Gymboree Corp. (b)	20,526
500	Hibbet Sporting Goods, Inc. (b)	12,930
3,000	Home Depot, Inc.	114,360
30	Insight Enterprises, Inc. (b)	544
340	Jos. A. Bank Clothiers, Inc. (b)	12,349
3,640	Kohl’s Corp. (b)	195,432
30	Longs Drug Stores, Corp.	1,381
2,860	Lowe’s Cos., Inc.	178,121
720	Marinemax, Inc. (b)	20,714
5,550	Michaels Stores, Inc.	215,729
6,540	O’Reilly Automotive, Inc. (b)	207,253
550	Payless Shoesource, Inc. (b)	14,674
3,830	RadioShack Corp.	64,421
4,340	Rent-A-Center, Inc. (b)	103,205
5,630	Rite Aid Corp. (b)	26,461
921	Sears Holdings Corp. (b)	139,872
310	Select Comfort Corp. (b)	10,156
8,290	Staples, Inc.	194,732
240	The Buckle, Inc.	9,941
185	The Men’s Wearhouse, Inc.	6,266
895	The Sportsman’s Guide, Inc. (b)	27,280
590	Too, Inc. (b)	24,190
6,440	Wal-Mart Stores, Inc.	312,017
3,920	Walgreen Co.	159,152
4,630	Williams-Sonoma, Inc.	167,375
540	Zale Corp. (b)	12,679

		3,597,689

Semiconductors (1.4%):
430	Actel Corp. (b)	5,968
920	Aeroflex, Inc. (b)	10,773
13,490	Altera Corp. (b)	263,865
500	Applied Industrial Technologies, Inc.	19,275
3,620	Applied Materials, Inc.(b)	61,214
300	ATMI, Inc. (b)	7,860
280	Coherent, Inc. (b)	9,220
430	Cohu, Inc.	7,452
350	Cymer, Inc. (b)	16,237
720	DSP Group, Inc. (b)	18,929
434	Entegris, Inc. (b)	4,201

460	Exar Corp. (b)	6,072
940	International Rectifier Corp. (b)	41,877
2,120	IXYS Corp. (b)	21,200
2,460	KLA-Tencor Corp.	100,958
2,470	Lam Research Corp. (b)	110,631
740	Microsemi Corp. (b)	17,745
240	MKS Instruments, Inc. (b)	5,239
280	Photronics, Inc. (b)	4,724
180	Rudolph Technologies, Inc. (b)	2,984
1,910	SanDisk Corp. (b)	107,476
590	Semitool, Inc. (b)	5,345
460	Standard Microsystems Corp. (b)	10,483
12,020	Texas Instruments, Inc.	375,386
340	Ultratech Stepper, Inc. (b)	6,083
675	Varian Semiconductor Equipment Associates, Inc. (b)	20,891

		1,262,088

Technology (0.1%):
380	Dionex Corp. (b)	20,467
610	Dycom Industries, Inc. (b)	13,139
430	Inter-Tel, Inc.	9,000
520	Intergraph Corp. (b)	18,486
1,130	Maxim Integrated Products, Inc.	34,725
420	Micros Systems, Inc. (b)	17,283
280	Varian, Inc. (b)	12,323

		125,423

Telecommunications (1.3%):
2,950	Andrew Corp. (b)	29,854
5,800	AT&T, Inc.	151,148
1,457	Atlantic Tele-Network, Inc.	36,775
760	Audiovox Corp. (b)	9,272
10,170	Avaya, Inc. (b)	120,108
2,030	CalAmp Corp. (b)	19,853
730	Citizens Communications Co.	9,256
286	Embarq Corp. (b)	11,918
1,315	EMS Technologies, Inc. (b)	25,945
110	Golden Telecom, Inc.	2,769
650	J2 Global Communications, Inc. (b)	17,264
21,980	Lucent Technologies, Inc. (b)	56,049
9,500	Motorola, Inc.	200,355
510	Preformed Line Products Company	18,049
5,720	Sprint Nextel Corp.	121,321
580	Symmetricom, Inc. (b)	4,205
250	United States Cellular Corp. (b)	15,000
800	USA Mobility, Inc.	16,232
8,300	Verizon Communications, Inc.	259,043
820	ViaSat, Inc. (b)	20,910

		1,145,326

Tobacco & Tobacco Products (0.3%):
3,860	Altria Group, Inc.	279,271
260	Universal Corp.	9,584

		288,855

Transportation & Shipping (1.2%):
400	Arkansas Best Corp.	16,484
250	Bristow Group, Inc. (b)	9,003
2,550	CSX Corp.	170,646
490	EGL, Inc. (b)	22,084

1,960	FedEx Corp.	214,169
235	Forward Air Corp.	8,794
1,140	Heartland Express, Inc.	19,220
60	Kirby Corp. (b)	4,508
905	Knight Transportation, Inc.	17,231
510	Landstar System, Inc.	22,537
4,340	Norfolk Southern Corp.	228,978
1,610	Ryder System, Inc.	86,988
750	SkyWest, Inc.	17,423
1,030	Southwest Airlines Co.	16,583
2,200	Swift Transportation Co., Inc. (b)	63,008
180	Thor Industries, Inc.	8,654
280	Werner Enterprises, Inc.	5,452
3,130	YRC Worldwide, Inc. (b)	123,447

		1,055,209

Utilities (0.5%):
4,000	Constellation Energy Group	206,800
4,400	WPS Resources Corp.	214,808

		421,608

Utilities - Electric (0.1%):
1,270	Companhia Paranaense de Energia-Copel ADR	10,478
660	El Paso Electric Co. (b)	12,725
240	PNM Resources, Inc.	6,065
1,500	TXU Corp.	85,949

		115,217

Utilities - Natural Gas (0.5%):
530	Energen Corp.	17,956
400	New Jersey Resources Corp.	17,968
7,750	ONEOK, Inc.	260,323
400	Piedmont Natural Gas Co., Inc.	9,724
520	Southern Union Co.	12,766
490	Southwestern Energy Co. (b)	15,827
3,320	The Williams Companies, Inc.	75,032
600	UGI Corp.	13,956
90	Vectren Corp.	2,388

		425,940

Waste Disposal (0.0%):
1,440	Allied Waste Industries, Inc. (b)	17,179
320	Waste Connections, Inc. (b)	12,304

		29,483

Total Common Stocks (Cost $38,789,621)		41,629,166

Asset Backed Securities (1.5%):
137,497	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20 (c)(d)	131,997
157,029	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21 (c)(d)	151,091
113,542	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (c)(d)	115,287
250,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20 (c)(d)	244,430

257,194	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10 (c)(d)	261,370
250,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.155%, 6/15/13 (c)(d)	244,877
217,608	Peachtree Franchise Loan LLC., Series 1999-A, Class A1, 6.68%, 1/15/21 (c)(d)	218,797

Total Asset Backed Securities (Cost $1,266,389)		1,367,849

Mortgage Backed Securities (6.5%):
157,107	Banc of America Mortgage Securities, Series 2003-1, Class 2A2, 5.25%, 2/25/18	156,256
389,394	Banc of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	372,271
30,000	Banc of America Mortgage Securities, Series 2003-9, Class 1A7, 5.50%, 12/25/33	28,644
105,797	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	101,227
75,986	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	73,738
98,763	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	97,114
229,547	Countrywide Home Loans, Series 2003-14, Class A19, 5.00%, 6/25/33	225,229
36,944	Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	35,227
124,489	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	121,841
224,567	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	220,419
114,204	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	112,488
127,401	Credit Suisse Mortgage Capital Certificate, Series 2006-2, Class 3A1, 6.50%, 3/25/36	127,173
88,686	Fannie Mae, Series 2003-8, Class QB, 4.50%, 12/25/12	87,983
25,653	Fannie Mae, Series 1992-198, Class N, 7.50%, 9/25/22	25,638
129,651	Fannie Mae, Series 1999-18, Class A, 5.50%, 10/18/27	128,795
105,403	Fannie Mae, Series 2002-89, Class QE, 5.00%, 9/25/31	104,483
68,068	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	66,915
179,460	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	167,550
255,593	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	249,759

352,144	Freddie Mac, 3.50%, 5/1/10, Pool #M80824	330,048
16,154	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	16,356
165,693	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	151,010
142,994	Freddie Mac, Series 2543, Class BC, 4.75%, 11/15/21	139,648
414,771	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22	424,305
400,000	Freddie Mac, Series 2877 Class AL, 5.00%, 10/15/24	369,508
166,188	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	161,075
189,636	Freddie Mac, Series 2382, Class DA, 5.50%, 10/15/30	188,518
65,486	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	65,289
56,522	Freddie Mac, Series 2702, Class GA, 6.00%, 2/15/32	56,513
23,723	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	24,546
14,133	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	14,093
2,789	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	2,978
91,892	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	95,022
129,403	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	127,643
67,975	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	67,258
114,247	Residential Asset Securitization Trust, Series 2003-A6, Class A1, 4.50%, 7/25/33	109,794
110,547	Residential Asset Securitization Trust, Series 2003-A7, Class A2, 4.85%, 7/25/33	109,113
49,036	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	44,471
172,692	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	166,682
558,797	Wells Fargo Mortgage Backed Securities, Series 2004-5, Class 1A1, 5.00%, 6/25/19	538,801
155,153	Wells Fargo Mortgage Backed Securities, Series 2004-7, Class 2A2, 5.00%, 7/25/19	149,238

Total Mortgage Backed Securities (Cost $6,033,611)		5,854,659

Corporate Bonds (3.0%):
Aerospace & Defense (0.6%):
500,000	Boeing Capital Corp., 6.50%, 2/15/12	518,291

Banking (0.2%):
20,000	Bank of America Corp., 5.25%, 2/1/07	19,985
150,000	Keycorp, 2.75%, 2/27/07	146,604

		166,589

Brokerage Services (0.3%):
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	193,312
125,000	Goldman Sachs Group, Inc., 6.125%, 2/15/33	118,069

		311,381

Financial - Leasing Company (0.7%):
600,000	International Lease Finance Corp., 5.32%, 12/9/07	598,306

Financial Services (0.5%):
20,000	Household Finance Corp., 6.05%, 6/15/06	20,001
110,000	Household Finance Corp., 6.70%, 9/15/09	111,662
100,000	Household Finance Corp., 7.40%, 8/15/22	100,095
250,000	Preferred Term Securities XIII, 3.86%, 3/24/34, Callable 3/24/09 @ 100* (d)	246,875

		478,633

Retail Stores (0.3%):
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	271,625

Telecommunications (0.4%):
250,000	AT&T, Inc., 6.25%, 3/15/11	254,276
100,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	100,752

		355,028

Utilities - Electric (0.0%):
5,000	Indianapolis Power & Light, 7.05%, 2/1/24	5,098

Total Corporate Bonds (Cost $2,717,371)		2,704,951

Taxable Municipal Bonds (0.4%):
350,000	Cedartown Development Authority, Revenue, 7.00%, 2/1/22, Callable 2/1/07@102*, Insured by: AMBAC	358,523

Total Taxable Municipal Bonds (Cost $350,000)		358,523

U.S. Government Agencies (12.2%):
Fannie Mae (3.0%):
200,000	3.25%**, 1/28/08, Callable 7/20/06 @ 100*	194,828
100,000	3.00%, 6/19/08, Callable 7/20/06 @ 100*	95,500
500,000	3.70%**, 8/18/08, Callable 8/18/06 @ 100*	489,448
50,000	3.50%**, 12/3/08, Continuously Callable @ 100	48,664

100,000	3.50%, 6/17/09, Callable 6/17/06 @ 100*	99,920
500,000	4.00%, 11/10/11, Callable 8/10/06 @ 100*	487,792
500,000	4.16%, 6/11/13, Continuously Callable @ 100	461,556
50,000	4.00%**, 8/23/13, Callable 7/17/06 @ 100*	48,449
250,000	5.00%**, 4/11/14, Callable 7/11/06 @ 100*	238,516
250,000	5.00%**, 11/28/14, Callable 8/28/06 @ 100*	243,761
87,000	4.00%**, 12/16/14, Callable 7/20/06 @ 100*	83,591
110,000	4.25%**, 7/14/15, Callable 7/14/06 @ 100*	105,111
60,000	4.25%**, 9/16/16, Callable 7/20/06 @ 100*	57,733
25,000	4.00%**, 10/30/18, Callable 10/30/06 @ 100*	24,796

		2,679,665

Federal Farm Credit Bank (1.2%):
150,000	3.24%, 3/4/08, Continuously Callable @ 100	144,787
1,000,000	4.48%, 6/10/13, Continuously Callable @ 100	942,088

		1,086,875

Federal Home Loan Bank (6.0%):
50,000	2.65%, 7/30/07, Continuously Callable @ 100	48,495
300,000	3.95%**, 9/24/07	294,744
200,000	3.00%, 12/19/07, Callable 9/19/06 @ 100*	193,127
125,000	3.40%, 1/22/08, Continuously Callable @ 100	121,102
35,000	3.375%, 2/4/08, Callable 7/17/06 @ 100*	33,870
25,000	3.00%, 6/18/08, Continuously Callable @ 100	23,888
100,000	3.50%**, 7/23/08, Callable 7/23/06 @ 100*	97,991
475,000	3.75%, 8/15/08	459,220
100,000	3.03%**, 12/30/08, Callable: 9/30/06 @ 100*	97,149
60,000	4.10%, 12/30/08, Continuously Callable @ 100	58,217
170,000	4.00%, 4/20/09, Continuously Callable @ 100	163,947
100,000	3.75%**, 7/30/09, Callable 7/30/06 @ 100*	97,945
175,000	3.50%**, 9/30/09, Callable 9/30/06 @ 100*	168,854
250,000	3.50%**, 12/29/09, Callable 12/29/06 @ 100*	247,185
175,000	4.45%, 2/23/10, Callable 8/23/06 @ 100*	169,358

500,000	4.50%**, 8/17/10, Callable 8/17/06 @ 100*	491,207
400,000	4.00%, 12/9/11, Callable 9/9/06 @ 100*	393,069
370,000	5.25%, 11/21/12, Continuously Callable @ 100	360,224
200,000	4.00%**, 6/26/13, Callable 9/26/06 @ 100*	189,975
250,000	5.20%, 9/20/13, Callable 7/5/06 @ 100*	239,817
166,667	4.75%**, 4/30/14, Callable 7/30/06 @ 100*	162,315
300,000	4.00%, 11/18/14, Callable 8/18/06 @100*	289,336
250,000	4.00%**, 3/30/16, Callable 9/30/06 @ 100*	236,510
200,000	5.00%**, 5/21/18, Callable 8/21/06 @ 100*	192,707
200,000	4.50%**, 6/5/18, Callable 9/05/06 @ 100*	186,394
350,000	5.00%**, 7/16/18, Callable 7/16/06 @100*	335,974

		5,352,620

Freddie Mac (2.0%):
250,000	3.63%**, 5/30/08, Callable: 7/17/06 @ 100*	243,343
50,000	3.60%, 8/13/08, Callable 8/13/06 @ 100*	48,223
85,000	3.75%**, 2/15/09, Callable 02/15/07 @ 100*	82,860
144,000	3.50%**, 11/15/09, Callable 7/17/06 @ 100*	139,989
250,000	4.50%**, 11/18/09, Continuously Callable @ 100	243,439
25,000	4.50%**, 11/5/10, Continuously Callable @ 100	24,522
99,000	4.75%**, 11/10/10, Callable 7/17/06 @ 100*	97,410
200,000	4.63%**, 12/15/10, Continuously Callable @ 100	195,620
25,000	4.00%**, 12/15/13, Callable 7/17/06 @ 100*	24,278
105,000	4.00%**, 3/15/15, Callable 3/15/07 @ 100*	101,278
115,000	4.00%**, 2/29/16, Callable 7/10/06 @ 100*	110,759
156,000	4.00%**, 5/15/18, Callable 7/17/06 @ 100*	144,380
100,000	4.00%**, 6/25/18, Callable 7/5/06 @ 100*	92,073
100,000	4.13%**, 8/1/18, Callable 8/1/06 @ 100*	95,912
95,000	4.50%**, 12/24/18, Callable 7/17/06 @ 100*	92,291
15,000	5.00%, 7/29/19, Callable 7/17/06 @ 100*	14,425
20,000	4.50%, 10/15/22, Callable 10/15/07 @ 100*	18,337
		1,769,139

Total U.S. Government Agencies (Cost $11,147,109)		10,888,299

U.S. Treasury Bonds (1.5%):
200,000	5.50%, 8/15/28	204,359
1,100,000	5.375%, 2/15/31	1,112,547

Total U.S. Treasury Bonds (Cost $1,350,125)		1,316,906

U.S. Treasury Notes (9.3%):
1,000,000	3.125%, 9/15/08	959,140
500,000	3.50%, 12/15/09	475,606
500,000	4.125%, 8/15/10	482,989
750,000	4.875%, 4/30/11	744,463
1,000,000	3.875%, 2/15/13	931,992
625,000	4.25%, 8/15/13	593,433
500,000	4.00%, 2/15/14	464,864
650,000	4.25%, 8/15/14	612,777
1,000,000	4.25%, 11/15/14	941,172
1,250,000	4.50%, 11/15/15	1,190,673
1,000,000	4.50%, 2/15/16	951,758

Total U.S. Treasury Notes (Cost $8,670,598)		8,348,867

Investment Companies (16.9%):
89,520	iShares MSCI EAFE Index Fund	5,850,132
35,330	iShares MSCI Emerging Markets Index	3,310,421
77,930	iShares S&P Midcap 400	5,985,024

Total Investment Companies (Cost $12,020,483)		15,145,577

Investments in Affiliates (1.9%):
1,710,427	American Performance Institutional Cash Management Fund	1,710,427

Total Investments in Affiliates (Cost $1,710,427)		1,710,427

Total Investments (Cost $84,055,734) (a) – 99.8%		89,325,224
Other assets in excess of liabilities – 0.2%		215,780

NET ASSETS – 100.0%		89,541,004

(a)	Represents cost for federal income tax and financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$6,733,123
Unrealized depreciation	(2,374,601)

Net unrealized appreciation	$4,359,522

(b)	Represents non-income producing securities.

(c)	Represents an illiquid security.

Issue Description	Acquisition Date	Cost	Value per Share	Percent of Fund Net Assets
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/15/2003	$126,325	$0.96	0.15%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	12/9/2003	155,066	0.96	0.17%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/9/2003	105,594	1.02	0.13%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/1/2003	202,500	0.98	0.27%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/16/2003	256,229	1.02	0.29%
Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	10/9/2003	191,875	0.98	0.27%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/24/2003	211,079	1.01	0.24%

(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended.
*	Represents next call date. Additional subsequent call dates and amounts also apply for the security.
**	Represents variable rate investments. The rate presented in the Schedule of Portfolio Investments is the rate in effect at May 31, 2006. The date presented reflects the final maturity date.

AMBAC - American Municipal Bond Assurance Corporation

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Large Cap Equity Fund
Schedule of Portfolio Investments	May 31, 2006
(Unaudited)

Shares	Security Description	Value
Common Stocks (99.8%):
Apparel Manufacturers (2.8%):
5,435	Cintas Corp.	$230,226
6,845	Coach, Inc. (b)	199,053
2,595	Nike, Inc., Class B	208,404

		637,684

Banking (6.3%):
5,040	Bank of America Corp.	243,936
4,695	Citigroup, Inc.	231,464
7,440	Commerce Bancorp, Inc.	292,317
7,725	Synovus Financial Corp.	203,245

		970,962

Beverages (2.9%):
9,165	Constellation Brands, Inc. (b)	226,376
3,590	PepsiCo, Inc.	217,051

		443,427

Broadcasting/Cable (1.6%):
7,815	Comcast Corp., Class A Special (b)	251,096

Business Equipment & Services (2.9%):
5,255	First Data Corp.	242,308
4,760	Fiserv, Inc. (b)	205,394

		447,702

Chemicals (4.7%):
6,500	Ecolab, Inc.	251,615
4,490	Praxair, Inc.	236,623
3,420	Sigma-Aldrich Corp.	237,416

		725,654

Commercial Services (1.7%):
3,400	Jacobs Engineering Group, Inc. (b)	265,302

Computer Software & Services (1.2%):
8,560	Microsoft Corp.	193,884

Computers & Peripherals (1.6%):
12,380	Cisco Systems, Inc. (b)	243,638

Diversified Manufacturing Operations (3.2%):
2,820	3M Co.	235,921
4,025	Danaher Corp.	258,043

		493,964

Electronic Components/Instruments (5.0%):
5,125	Amphenol Corp., Class A	284,694
3,120	L-3 Communications Holdings, Inc.	227,635
7,480	Microchip Technology, Inc.	256,564

		768,893

Financial Services (8.2%):
5,635	Checkfree Corp. (b)	281,355
8,830	Eaton Vance Corp.	234,172
3,440	Merrill Lynch & Co.	249,090
5,570	Nuveen Investments, Inc., Class A	250,149
3,410	T. Rowe Price Group, Inc.	269,731

		1,284,497

Food - Wholesale/Distribution (1.9%):
9,770	Sysco Corp.	298,767

Hazardous Waste Disposal (1.6%):
3,835	Stericycle, Inc. (b)	255,679

Health Care (3.2%):
4,615	Humana, Inc. (b)	233,657
3,775	Wellpoint, Inc. (b)	270,215

		503,872

Instruments - Scientific (1.7%):
3,550	Fisher Scientific International, Inc. (b)	263,588

Insurance (4.3%):
4,665	AFLAC, Inc.	218,322
3,315	American International Group, Inc.	201,552
3,220	Prudential Financial, Inc.	245,203

		665,077

Machinery & Equipment (1.7%):
4,165	United Technologies Corp.	260,396

Medical Equipment & Supplies (8.4%):
3,260	Bard (C.R.), Inc.	241,273
5,100	Henry Schein, Inc. (b)	235,059
3,895	Johnson & Johnson	234,557
5,705	Medtronic, Inc.	288,045
7,260	Stryker Corp.	318,714

		1,317,648

Medical Labs & Testing Services (1.5%):
4,065	Covance, Inc. (b)	240,120

Oil & Gas Exploration, Production and Services (5.3%):
3,035	Apache Corp.	196,911
4,065	Baker Hughes, Inc.	350,809
3,615	Halliburton Co.	269,643

		817,363

Oil - Integrated Companies (1.5%):
3,765	Exxon Mobil Corp.	229,326

Pharmaceuticals (3.5%):
3,830	Amgen, Inc. (b)	258,870
5,825	Caremark Rx, Inc. (b)	279,425

		538,295

Retail (14.5%):
5,680	Bed Bath & Beyond, Inc. (b)	199,766
4,980	Best Buy Co., Inc.	263,940
8,260	CVS Corp.	230,454
4,445	Kohl’s Corp. (b)	238,652
3,500	Lowe’s Cos., Inc.	217,980
6,795	Michaels Stores, Inc.	264,122
8,005	O’Reilly Automotive, Inc. (b)	253,678
10,160	Staples, Inc.	238,658
4,800	Walgreen Co.	194,880
5,670	Williams-Sonoma, Inc.	204,971

		2,307,100

Semiconductors (3.5%):
11,930	Altera Corp. (b)	233,351
9,695	Texas Instruments, Inc.	302,775

		536,126

Transportation & Shipping (3.5%):
2,395	FedEx Corp.	261,702
5,320	Norfolk Southern Corp.	280,683

		542,385

Total Common Stocks (Cost $13,884,662)		15,502,445

Investments in Affiliates (0.2%):
25,362	American Performance Institutional Cash Management Fund	25,362

Total Investments in Affiliates (Cost $25,362)		25,362

Total Investments (Cost $13,910,024) (a) - 100.0%		15,527,807
Liabilities in excess of other assets - 0.0%		(7,466)

NET ASSETS - 100.0%		$15,520,341

(a)	Represents cost for federal income tax and financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,560,441
Unrealized depreciation	(303,161)

Net unrealized appreciation	$1,267,280

(b)	Represents non-income producing securities.

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Small Cap Equity Fund
Schedule of Portfolio Investments	May 31, 2006
(Unaudited)

Shares	Security Description	Value
Common Stocks (93.9%):
Advertising (0.2%):
46	ADVO, Inc.	$1,227
500	Vertrue, Inc. (b)	19,475

		20,702

Aerospace/Defense (1.3%):
710	Armor Holdings, Inc. (b)	40,555
1,140	Curtiss-Wright Corp.	38,532
410	DRS Technologies, Inc.	21,837
520	Esterline Technologies Corp. (b)	21,325
370	FEI Co. (b)	8,658
1,210	Moog, Inc. (b)	42,072

		172,979

Airlines (0.3%):
810	Alaska Air Group, Inc. (b)	31,379
920	Mesa Air Group, Inc. (b)	8,814

		40,193

Apparel / Footwear (1.2%):
1,035	Brown Shoe Co., Inc.	36,411
810	Genesco, Inc. (b)	28,504
1,408	K-Swiss, Inc., Class A	37,142
240	Oxford Industries, Inc.	9,677
1,708	Quiksilver, Inc. (b)	21,282
70	Russell Corp.	1,278
595	Steven Madden, Ltd.	19,028
1,090	Stride Rite Corp.	13,723
55	Wolverine World Wide, Inc.	1,262

		168,307

Automotive Parts (1.3%):
950	A.O. Smith Corp.	41,753
1,316	CLARCOR, Inc.	41,388
950	Modine Manufacturing Co.	22,325
1,030	Navistar International Corp. (b)	27,377
808	Oshkosh Truck Corp.	42,703

		175,546

Banking (4.9%):
1,610	BancorpSouth, Inc.	41,892
700	Bank of the Ozarks, Inc.	22,589
600	Capital Crossing Bank (b)	13,620
1,308	Chittenden Corp.	35,381
1,020	Columbia Banking System, Inc.	34,272
1,240	Corus Bankshares, Inc.	35,030
1,860	Dime Community Bancshares, Inc.	26,300
650	Downey Financial Corp.	44,265
1,036	East West Bancorp, Inc.	41,388
1,180	First Niagara Financial Group, Inc.	16,626
930	Hancock Holding Co.	50,165

670	Independence Community Bank Corp.	28,127
1,280	Mid-State Bancshares	33,843
1,270	NewAlliance Bancshares, Inc.	17,869
1,250	Prosperity Bancshares, Inc.	40,363
670	Sterling Bancshares, Inc.	11,450
960	Suffolk Bancorp	29,424
530	SVB Financial Group (b)	25,557
1,460	UCBH Holdings, Inc.	25,813
1,516	Umpqua Holdings Corp.	39,931
1,170	Wilshire Bancorp, Inc.	20,697
500	Wintrust Financial Corp.	25,665

		660,267

Beverages (0.3%):
230	Hansen Natural Corp. (b)	42,520

Broadcasting/Cable (0.2%):
1,950	Cox Radio, Inc. (b)	27,437

Building Materials (1.9%):
1,440	ABM Industries, Inc.	24,984
892	Building Materials Holding Corp.	25,440
310	Eagle Materials, Inc.	15,106
375	Florida Rock Industries, Inc.	19,725
610	Genlyte Group, Inc. (b)	42,566
187	Griffon Corp. (b)	5,075
1,120	Simpson Manufacturing Co., Inc.	38,853
690	Universal Forest Products, Inc.	45,353
470	USG Corp. (b)	43,278

		260,380

Business Equipment & Services (2.7%):
810	Administaff, Inc.	31,128
650	CDI Corp.	19,143
58	Checkpoint Systems, Inc. (b)	1,310
1,410	Convergys Corp. (b)	26,282
1,260	EPIQ Systems, Inc. (b)	20,185
420	FTI Consulting, Inc. (b)	11,084
920	Global Payments, Inc.	42,854
1,210	iPass, Inc. (b)	7,696
860	Labor Ready, Inc. (b)	19,909
1,420	LECG Corp. (b)	24,850
960	MAXIMUS, Inc.	30,518
1,030	SOURCECORP, Inc. (b)	25,626
920	Spherion Corp. (b)	7,691
870	Tetra Tech, Inc. (b)	15,312
745	United Stationers, Inc. (b)	34,583
1,399	Watson Wyatt & Co. Holdings	50,141

		368,312

Casino Hotels (0.3%):
2,000	Ameristar Casinos, Inc.	41,640

Chemicals (1.2%):
1,210	A. Schulman, Inc.	29,222
970	Fuller (H. B.) Co.	46,802
600	Lubrizol Corp.	24,252
450	Minerals Technologies, Inc.	26,253
1,860	NL Industries, Inc.	22,153
800	Terra Nitrogen Co., L.P.	16,816

		165,498

Commercial Services (0.5%):
45	Aaron Rents, Inc.	1,215
1,580	Advance America Cash Advance Centers, Inc.	23,937
750	Grupo Aeroportuario del Pacifico SA de CV ADR	24,975
530	NCO Group, Inc. (b)	13,944

		64,071

Computer Software & Services (4.8%):
1,901	Activision, Inc. (b)	24,846
890	ANSYS, Inc. (b)	44,891
470	Anteon International Corp. (b)	25,859
1,137	Brady Corp.	45,263
590	CACI International, Inc., Class A (b)	35,943
980	CIBER, Inc. (b)	6,223
624	Cognex Corp.	15,669
3,500	Epicor Software Corp. (b)	37,765
1,080	FactSet Research Systems, Inc.	48,502
1,010	FileNET Corp. (b)	26,311
1,307	Hyperion Solutions Corp. (b)	37,524
1,120	Internet Security Systems, Inc. (b)	22,938
530	JDA Software Group, Inc. (b)	7,378
1,030	Mantech International Corp. (b)	34,866
470	MRO Software, Inc. (b)	9,861
1,820	Perot Systems Corp., Class A (b)	25,553
1,260	Progress Software Corp. (b)	29,333
680	Sybase, Inc. (b)	13,852
710	Tech Data Corp. (b)	25,773
1,675	THQ, Inc. (b)	39,077
3,470	United Online, Inc.	41,361
990	WebEx Communications, Inc. (b)	32,522
1,250	Zoran Corp. (b)	30,938

		662,248

Computers & Peripherals (1.4%):
710	Anixter International, Inc.	34,598
129	Avid Technology, Inc. (b)	5,081
710	Black Box Corp.	36,672
830	Komag, Inc. (b)	34,470
1,240	Palm, Inc. (b)	20,435
1,196	Paxar Corp. (b)	25,439
1,500	Western Digital Corp. (b)	30,525

		187,220

Construction (0.8%):
536	EMCOR Group, Inc. (b)	25,776
622	MDC Holdings, Inc.	33,681
50	NVR, Inc. (b)	30,450
440	URS Corp. (b)	18,652

		108,559

Consulting Services (0.3%):
6,750	SM&A (b)	39,285

Consumer Products (2.4%):
600	Central Garden & Pet Co. (b)	25,122
2,210	CNS, Inc.	50,410
1,200	Delta & Pine Land Co.	33,984
970	JAKKS Pacific, Inc. (b)	18,905

1,030	Pool Corp.	44,486
1,270	RC2 Corp. (b)	45,149
1,070	Russ Berrie & Company, Inc. (b)	13,910
590	Silgan Holdings Inc.	22,060
410	Snap-on, Inc.	17,171
930	Stanley Furniture Co., Inc.	23,808
990	The Yankee Candle Co., Inc.	27,007

		322,012

Consumer Services (0.6%):
940	Netflix, Inc. (b)	26,029
1,590	priceline.com, Inc. (b)	49,449

		75,478

Diversified Manufacturing Operations (2.2%):
900	Albany International Corp., Class A	35,964
772	AptarGroup, Inc.	40,607
57	Carbo Ceramics, Inc.	2,865
730	EnPro Industries, Inc. (b)	25,375
1,530	Lennox International, Inc.	43,559
1,750	Northwest Pipe Co. (b)	46,866
970	NS Group, Inc. (b)	48,423
648	Watts Water Technologies, Inc.	22,213
990	Woodward Governor Co.	31,343

		297,215

Electronic Components/Instruments (2.6%):
36	Acuity Brands, Inc.	1,436
430	American Science and Engineering, Inc. (b)	24,712
700	Belden CDT, Inc.	22,281
1,161	Benchmark Electronics, Inc. (b)	28,108
820	CTS Corp.	11,136
570	Energy Conversion Devices, Inc. (b)	22,658
1,910	LoJack Corp. (b)	33,712
690	Measurement Specialties, Inc. (b)	18,858
1,240	Methode Electronics, Inc., Class A	11,830
400	Mettler-Toledo International, Inc. (b)	25,916
760	Molecular Devices Corp. (b)	21,842
1,640	Omnivision Technologies, Inc. (b)	48,051
535	Park Electrochemical Corp.	16,997
1,010	Trimble Navigation Ltd. (b)	46,399
740	Vicor Corp.	13,172

		347,108

Entertainment (1.3%):
370	Aztar Corp. (b)	19,188
2,990	Bluegreen Corp. (b)	36,000
960	DreamWorks Animation SKG, Inc. (b)	24,912
510	International Speedway Corp., Class A	24,755
1,270	Marvel Entertainment, Inc. (b)	24,257
807	Polaris Industries, Inc.	35,936
344	Shuffle Master, Inc. (b)	12,542

		177,590

Financial Services (3.1%):
780	A.G. Edwards, Inc.	41,808
720	Accredited Home Lenders Holding Co. (b)	37,397

600	AllianceBernstein Holding LP	39,168
1,310	ASTA Funding, Inc.	47,893
80	Boston Private Financial Holdings, Inc.	2,400
269	Coinstar, Inc. (b)	6,316
860	CompuCredit Corp. (b)	32,904
1,920	eFunds Corp. (b)	43,354
965	Investment Technology Group, Inc. (b)	45,644
200	iStar Financial, Inc.	7,616
1,150	Janus Capital Group, Inc.	20,712
1,980	Knight Capital Group, Inc., Class A (b)	30,532
830	The First Marblehead Corp.	37,657
590	World Acceptance Corp. (b)	18,980

		412,381

Food Products & Services (2.6%):
1,400	Corn Products International, Inc.	37,352
1,458	Flowers Foods, Inc.	42,384
1,200	Hain Celestial Group, Inc. (b)	30,804
1,360	J & J Snack Foods, Inc.	43,996
3,020	M&F Worldwide Corp. (b)	47,717
1,570	Nature’s Sunshine Products, Inc.	16,956
860	Performance Food Group Co. (b)	28,027
1,220	Pilgrim’s Pride Corp.	32,977
1,110	Premium Standard Farms, Inc.	18,437
640	Ralcorp Holdings, Inc. (b)	26,758
910	United Natural Foods, Inc. (b)	30,121

		355,529

Health Care (4.0%):
710	Amedisys, Inc. (b)	25,383
2,870	American Dental Partners, Inc. (b)	39,778
600	Arthrocare Corp. (b)	25,344
1,370	Centene Corp. (b)	35,689
356	Cerner Corp. (b)	13,521
501	Coventry Health Care, Inc. (b)	26,177
660	Cross Country Healthcare, Inc. (b)	11,636
220	Genesis HealthCare Corp. (b)	10,355
610	Health Net, Inc. (b)	26,242
820	Healthways, Inc. (b)	43,575
510	Humana, Inc. (b)	25,821
576	IDEXX Laboratories, Inc. (b)	44,024
340	Myogen, Inc. (b)	10,591
1,080	Odyssey Healthcare, Inc. (b)	17,615
972	Pediatrix Medical Group, Inc. (b)	44,896
1,150	Sierra Health Services, Inc. (b)	47,379
1,050	Sunrise Senior Living, Inc. (b)	35,165
118	United Surgical Partners International, Inc. (b)	3,671
608	UnitedHealth Group, Inc.	26,728
350	Wellpoint, Inc. (b)	25,053

		538,643

Home Builders (1.5%):
475	Beazer Homes USA, Inc.	23,631
630	M/I Homes, Inc.	22,680
710	Meritage Corp. (b)	38,049
2,790	Orleans Homebuilders, Inc.	55,131

470	Ryland Group, Inc.	23,129
878	Standard Pacific Corp.	26,401
880	WCI Communities, Inc. (b)	18,647

		207,668

Human Resources (0.2%):
1,670	MPS Group, Inc. (b)	25,117

Insurance (4.8%):
610	AmerUs Group Co.	35,465
1,070	Assured Guaranty Ltd.	26,654
690	Baldwin & Lyons, Inc., Class B	16,215
770	Bristol West Holdings, Inc.	12,998
1,070	Conseco, Inc. (b)	25,776
803	Delphi Financial Group, Inc.	42,455
350	Direct General Corp.	6,199
1,200	Fidelity National Title Group, Inc., Class A	26,208
700	First American Corp.	29,379
400	FPIC Insurance Group, Inc. (b)	15,028
1,549	Fremont General Corp.	31,336
790	Hilb, Rogal & Hobbs Co.	30,739
702	LandAmerica Financial Group, Inc.	46,978
1,100	National Interstate Corp.	24,783
187	National Western Life Insurance Co., Class A	42,258
1,448	Philadelphia Consolidated Holding Corp. (b)	48,001
920	ProAssurance Corp. (b)	43,433
400	Safety Insurance Group, Inc	18,856
788	Selective Insurance Group, Inc.	42,946
810	Stewart Information Services Corp.	30,788
570	Triad Guaranty, Inc. (b)	30,854
416	Zenith National Insurance Corp.	16,640

		643,989

Machinery & Equipment (2.6%):
1,360	AGCO Corp. (b)	33,266
560	Gardner Denver, Inc. (b)	42,257
629	IDEX Corp.	30,412
1,390	JLG Industries, Inc.	30,233
630	Roper Industries, Inc.	29,509
1,042	Timken Co.	32,750
1,017	Toro Co.	49,090
660	Tractor Supply Co. (b)	36,703
500	W.W. Grainger, Inc.	36,080
585	Watsco, Inc.	32,766

		353,066

Medical - Biotechnology (0.9%):
580	Biosite, Inc. (b)	26,094
765	Enzo Biochem, Inc. (b)	7,918
1,332	Pharmaceutical Product Development, Inc.	48,392
640	Techne Corp. (b)	34,995

		117,399

Medical Equipment & Supplies (3.7%):
4,130	Anika Therapeutics, Inc. (b)	43,448
470	Datascope Corp.	16,126
715	Diagnostic Products Corp.	41,270
640	DJO, Inc. (b)	24,544

1,130	Greatbatch, Inc. (b)	25,640
499	Haemonetics Corp. (b)	25,200
470	Hologic, Inc. (b)	18,560
980	Immucor, Inc. (b)	17,826
752	Intermagnetics General Corp. (b)	17,499
3,560	Lifecore Biomedical, Inc. (b)	53,399
59	Mentor Corp.	2,383
840	Merit Medical Systems, Inc. (b)	9,618
760	Owens & Minor, Inc.	22,572
102	Per-Se Technologies, Inc. (b)	2,542
1,260	PolyMedica Corp.	48,371
798	ResMed, Inc. (b)	36,277
1,028	Respironics, Inc. (b)	34,973
100	USANA Health Sciences, Inc. (b)	3,761
1,110	Viasys Healthcare, Inc. (b)	27,961
620	Vital Signs, Inc.	31,012

		502,982

Metals - Processing & Fabrication (4.6%):
420	Carpenter Technology Corp.	46,956
725	Century Aluminum Co. (b)	30,196
359	Cleveland Cliffs, Inc.	26,430
1,250	Commercial Metals Co.	30,763
870	Encore Wire Corp. (b)	33,225
934	Maverick Tube Corp. (b)	45,019
1,390	Metal Management, Inc.	43,632
910	Mueller Industries, Inc.	29,712
290	Nucor Corp.	30,528
1,370	Pan American Silver Corp. (b)	26,359
1,132	Quanex Corp.	44,510
420	Reliance Steel & Aluminum Co.	33,856
530	RTI International Metals, Inc. (b)	31,827
870	Ryerson Tull, Inc.	22,707
1,200	Schnitzer Steel Industries, Inc.	43,008
1,230	Shaw Group, Inc. (b)	32,767
858	Steel Dynamics, Inc.	49,841
720	Steel Technologies, Inc.	13,507

		614,843

Oil & Gas Exploration, Production and Services (5.6%):
550	Atwood Oceanics, Inc. (b)	26,824
2,020	Barnwell Industries, Inc.	44,541
680	Cabot Oil & Gas Corp.	29,832
2,370	Callon Petroleum Co. (b)	42,328
1,090	Cimarex Energy Co.	44,210
464	Frontier Oil Corp.	25,984
830	Harvest Natural Resources, Inc. (b)	11,462
740	Headwaters, Inc. (b)	20,313
1,030	Helix Energy Solutions Group, Inc. (b)	36,524
210	Holly Corp.	17,520
420	Hydril Co. (b)	31,454
820	Lone Star Technologies, Inc. (b)	39,770
560	Oceaneering International, Inc. (b)	42,000
360	Petroleum Development Corp. (b)	13,118
1,390	Pioneer Drilling Co. (b)	19,696
410	PrimeEnergy Corp. (b)	30,647
891	Remington Oil & Gas Corp. (b)	37,725

1,016	St. Mary Land & Exploration Co.	39,715
718	Stone Energy Corp. (b)	35,792
930	Swift Energy Co. (b)	37,349
1,570	TETRA Technologies, Inc. (b)	45,640
822	Unit Corp. (b)	49,254
300	W&T Offshore, Inc.	11,511
670	World Fuel Services Corp.	33,467

		766,676

Oil - Integrated Companies (0.9%):
492	BP Prudhoe Bay Royalty Trust	36,137
744	Dominion Resources Black Warrior Trust	29,849
680	SEACOR Holdings, Inc. (b)	55,421

		121,407

Paper Products (0.5%):
780	Louisiana-Pacific Corp.	18,923
5,310	Xerium Technologies, Inc.	51,985

		70,908

Pharmaceuticals (1.9%):
590	Alpharma, Inc., Class A	13,818
1,080	Andrx Corp. (b)	25,229
480	Bradley Pharmaceuticals, Inc. (b)	6,211
3,130	Mannatech, Inc.	43,789
492	Medco Health Solutions, Inc. (b)	26,519
1,560	NBTY, Inc. (b)	40,903
105	Par Pharmaceutical Cos., Inc. (b)	2,410
920	PAREXEL International Corp. (b)	26,404
1,800	PRA International (b)	45,125
3,390	QLT, Inc. (b)	24,476

		254,884

Printing & Publishing (1.4%):
2,400	Cadmus Communications Corp.	43,008
790	Consolidated Graphics, Inc. (b)	40,243
860	Global Imaging Systems, Inc. (b)	35,217
930	John H. Harland Co.	39,832
1,120	Thomas Nelson, Inc.	33,320

		191,620

Raw Materials (0.5%):
600	Alliance Resource Partners LP	22,211
820	AMCOL International Corp.	22,165
474	Massey Energy Co.	17,690

		62,066

Real Estate (0.3%):
2,330	Tarragon Corp.	35,579

Recreational Products (0.6%):
850	Arctic Cat, Inc.	15,589
4,480	Escalade, Inc.	48,832
900	K2, Inc. (b)	9,927

		74,348

REITS (2.0%):
410	Agree Realty Corp.	12,649
1,460	American Home Mortgage Investment Corp.	48,719
560	American Land Lease, Inc.	14,045
1,130	Anthracite Capital, Inc.	12,724
480	BRT Realty Trust	12,782

1,140	Capital Lease Funding, Inc.	13,566
430	Centracore Properties Trust	10,415
2,830	Impac Mortgage Holdings, Inc.	30,140
610	New Century Financial Corp.	28,408
630	One Liberty Properties, Inc.	12,468
100	PMC Commercial Trust	1,305
1,201	RAIT Investment Trust	30,265
710	Redwood Trust, Inc.	32,631
400	Universal Health Realty Income Trust	12,468

		272,585

Restaurants (2.0%):
1,090	CBRL Group, Inc.	40,799
3,070	Checkers Drive-In Restaurants, Inc. (b)	45,097
970	Jack In the Box, Inc. (b)	40,410
36	Landry’s Seafood Restaurants, Inc. (b)	1,102
840	Lone Star Steakhouse & Saloon, Inc.	21,865
600	P.F. Chang’s China Bistro, Inc. (b)	24,846
1,160	Papa John’s International, Inc. (b)	36,494
568	RARE Hospitality International, Inc. (b)	17,466
750	Ruby Tuesday, Inc.	20,858
1,580	Ryan’s Restaurant Group, Inc. (b)	19,545

		268,482

Retail (5.4%):
870	Aeropostale, Inc. (b)	21,524
1,880	Big Lots, Inc. (b)	30,494
1,060	Casey’s General Stores, Inc.	23,733
1,700	Cato Corp., Class A	40,103
819	Children’s Place Retail Stores, Inc. (b)	47,641
1,340	Christopher & Banks Corp.	36,100
60	Cost Plus, Inc. (b)	907
440	Dick’s Sporting Goods, Inc. (b)	17,107
830	DSW, Inc., Class A (b)	24,900
620	Ethan Allen Interiors, Inc.	23,597
510	Furniture Brands International, Inc.	10,975
558	GameStop Corp., Class A (b)	23,961
770	Group 1 Automotive, Inc.	46,793
1,230	Gymboree Corp. (b)	43,530
1,050	Hibbet Sporting Goods, Inc. (b)	27,153
70	Insight Enterprises, Inc. (b)	1,270
720	Jos. A. Bank Clothiers, Inc. (b)	26,150
62	Longs Drug Stores, Corp.	2,854
1,520	Marinemax, Inc. (b)	43,730
1,170	Payless Shoesource, Inc. (b)	31,216
191	Sears Holdings Corp. (b)	29,007
670	Select Comfort Corp. (b)	21,949
500	The Buckle, Inc.	20,710
389	The Men’s Wearhouse, Inc.	13,175
1,900	The Sportsman’s Guide, Inc. (b)	57,912
1,250	Too, Inc. (b)	51,250
1,150	Zale Corp. (b)	27,002

		744,743

Semiconductors (3.1%):
910	Actel Corp. (b)	12,631
1,940	Aeroflex, Inc. (b)	22,717
1,070	Applied Industrial Technologies, Inc.	41,249
630	ATMI, Inc. (b)	16,506
600	Coherent, Inc. (b)	19,758
910	Cohu, Inc.	15,770
750	Cymer, Inc. (b)	34,793
1,520	DSP Group, Inc. (b)	39,961
911	Entegris, Inc. (b)	8,818
960	Exar Corp. (b)	12,672
4,480	IXYS Corp. (b)	44,800
1,560	Microsemi Corp. (b)	37,409
500	MKS Instruments, Inc. (b)	10,915
590	Photronics, Inc. (b)	9,953
370	Rudolph Technologies, Inc. (b)	6,135
1,240	Semitool, Inc. (b)	11,234
970	Standard Microsystems Corp. (b)	22,106
730	Ultratech Stepper, Inc. (b)	13,060
1,415	Varian Semiconductor Equipment Associates, Inc. (b)	43,794

		424,281

Technology (1.4%):
810	Dionex Corp. (b)	43,626
1,300	Dycom Industries, Inc. (b)	28,002
910	Inter-Tel, Inc.	19,046
1,100	Intergraph Corp. (b)	39,105
890	Micros Systems, Inc. (b)	36,624
590	Varian, Inc. (b)	25,966

		192,369

Telecommunications (2.7%):
3,070	Atlantic Tele-Network, Inc.	77,487
1,610	Audiovox Corp. (b)	19,642
4,290	CalAmp Corp. (b)	41,956
2,790	EMS Technologies, Inc. (b)	55,047
240	Golden Telecom, Inc.	6,041
1,370	J2 Global Communications, Inc. (b)	36,387
1,080	Preformed Line Products Company	38,221
1,220	Symmetricom, Inc. (b)	8,845
1,690	USA Mobility, Inc.	34,290
1,740	ViaSat, Inc. (b)	44,370

		362,286

Tobacco & Tobacco Products (0.2%):
550	Universal Corp.	20,273

Transportation & Shipping (2.6%):
840	Arkansas Best Corp.	34,616
515	Bristow Group, Inc. (b)	18,545
1,030	EGL, Inc. (b)	46,422
486	Forward Air Corp.	18,186
2,406	Heartland Express, Inc.	40,565
125	Kirby Corp. (b)	9,391
1,915	Knight Transportation, Inc.	36,462
1,080	Landstar System, Inc.	47,726
1,590	SkyWest, Inc.	36,936
380	Thor Industries, Inc.	18,270
580	Werner Enterprises, Inc.	11,293
684	YRC Worldwide, Inc. (b)	26,977

		345,389

Utilities - Electric (0.5%):
2,670	Companhia Paranaense de Energia-Copel ADR	22,028
1,390	El Paso Electric Co. (b)	26,798
510	PNM Resources, Inc.	12,888

		61,714

Utilities - Natural Gas (1.4%):
1,118	Energen Corp.	37,877
842	New Jersey Resources Corp.	37,822
850	Piedmont Natural Gas Co., Inc.	20,664
1,100	Southern Union Co.	27,005
1,022	Southwestern Energy Co. (b)	33,011
1,280	UGI Corp.	29,773

		186,152

Waste Disposal (0.2%):
680	Waste Connections, Inc. (b)	26,146

Total Common Stocks (Cost $9,658,614)		12,678,092

Investment Companies (5.5%):
9,620	iShares Russell 2000 Index Fund	690,716
803	iShares S&P Smallcap 600 Index Fund	49,906

Total Investment Companies (Cost $598,257)		740,622

Investments in Affiliates (1.2%):
159,591	American Performance Institutional Cash Management Fund	159,591

Total Investments in Affiliates (Cost $159,591)		159,591

Total Investments (Cost $10,416,462) (a) - 100.6%		13,578,305
Liabilities in excess of other assets - (0.6)%		(86,801)

NET ASSETS - 100.0%		$13,491,504

Represents cost for federal income tax and financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,443,842
Unrealized depreciation	(292,343)

Net unrealized appreciation	$3,151,499

(b)	Represents non-income producing securities.

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Notes to Schedule of Portfolio Investments

May 31, 2006

(Unaudited)

Securities Valuation:

The U.S. Treasury Fund, the Institutional U.S. Treasury Fund, the Cash Management Fund, and the Institutional Cash Management Fund, and the Institutional Tax-Free Money Market Fund (“the Money Market Funds”) have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the U.S. Tax-Efficient Large Cap Equity Fund, and the U.S. Tax - Efficient Small Cap Equity Fund (“the Variable Net Asset Value Funds”) investments in securities, the principal market for which is a securities exchange are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded.

With regard to each of the above-mentioned Funds’ securities the principal market for which is not a securities exchange are valued of their latest bid quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their market value as determined pursuant to these valuation procedures established by and under the general supervision of the Board of Trustees. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates market value. Repurchase agreements are valued at original cost. Open ended mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual fund investments will be valued at their market values based upon the latest available sale price.

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

Security Transactions and Related Income:

Security transactions are accounted for no later than the first calculation on the first business day following the trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount for both financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Purchased on a When-issued Basis and Delayed Delivery Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until the settlement date.

AMERICAN PERFORMANCE FUNDS

Notes to Schedule of Portfolio Investments

May 31, 2006

(Unaudited)

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the respective investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Performance Funds

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer

Date July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer

Date July 28, 2006

By (Signature and Title)*	/s/ Jennifer J. Hankins
Jennifer J. Hankins, President

Date July 28, 2006

*	Print the name and title of each signing officer under his or her signature.